UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (617) 747-9500

Date of Fiscal Year End: March 31, 2018

Date of Reporting Period: September 30, 2017

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2017

MERCER FUNDS

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Aerospace & Defense — 2.1%

23,613	Boeing Co. (The)	6,002,661
1,550	Lockheed Martin Corp.	480,949
8,720	Northrop Grumman Corp.	2,508,918
10,382	Spirit AeroSystems Holdings, Inc. Class A	806,889
25,372	United Technologies Corp.	2,945,182

		12,744,599

	Agriculture — 0.4%

24,824	Altria Group, Inc.	1,574,338
7,023	Bunge, Ltd.	487,818
2,744	Philip Morris International, Inc.	304,611

		2,366,767

	Airlines — 2.2%

55,800	American Airlines Group, Inc.	2,649,942
87,593	Delta Air Lines, Inc.	4,223,734
35,188	Southwest Airlines Co.	1,969,824
70,428	United Continental Holdings, Inc.*	4,287,657

		13,131,157

	Apparel — 2.7%

37,600	Hanesbrands, Inc.‡	926,464
94,925	LVMH Moet Hennessy Louis Vuitton SE, ADR	5,250,302
22,434	Michael Kors Holdings, Ltd.*	1,073,467
173,327	NIKE, Inc. Class B	8,987,005

		16,237,238

	Auto Manufacturers — 1.5%

58,366	Fiat Chrysler Automobiles NV*	1,045,335
178,075	General Motors Co.	7,190,669
8,930	Toyota Motor Corp., ADR	1,064,188

		9,300,192

	Auto Parts & Equipment — 1.1%

46,000	Goodyear Tire & Rubber Co. (The)	1,529,500
13,848	Lear Corp.	2,396,812
56,659	Magna International, Inc. Class A	3,024,457

		6,950,769

	Banks — 4.6%

300,227	Bank of America Corp.	7,607,752
27,500	BNP Paribas SA, ADR	1,111,825
3,143	Capital One Financial Corp.	266,086
2,634	CIT Group, Inc.	129,198
100,985	Citigroup, Inc.	7,345,649
53,507	Citizens Financial Group, Inc.	2,026,310

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

3,135	Goldman Sachs Group, Inc. (The)	743,591
59,431	JPMorgan Chase & Co.	5,676,255
18,486	Morgan Stanley	890,471
25,000	Popular, Inc.	898,500
72,357	Regions Financial Corp.	1,101,997

		27,797,634

	Beverages — 4.5%

156,275	Coca-Cola Co. (The)	7,033,938
46,180	Diageo Plc, ADR	6,101,763
12,883	Dr Pepper Snapple Group, Inc.	1,139,759
124,850	Heineken NV, ADR	6,196,305
15,600	Molson Coors Brewing Co. Class B	1,273,584
45,522	Monster Beverage Corp.*	2,515,091
29,185	PepsiCo, Inc.	3,252,085

		27,512,525

	Biotechnology — 3.3%

19,488	Alexion Pharmaceuticals, Inc.*	2,733,972
1,384	Biogen, Inc.*	433,358
26,519	Celgene Corp.*	3,867,001
85,540	Gilead Sciences, Inc.	6,930,451
11,921	Illumina, Inc.*	2,374,663
24,361	Vertex Pharmaceuticals, Inc.*	3,703,846

		20,043,291

	Building Materials — 0.4%

25,700	Louisiana-Pacific Corp.*	695,956
49,852	Masco Corp.	1,944,727

		2,640,683

	Chemicals — 2.4%

11,315	Celanese Corp. Series A	1,179,815
10,920	DowDuPont, Inc.	755,992
45,245	Eastman Chemical Co.	4,094,220
85,102	LyondellBasell Industries NV Class A	8,429,353

		14,459,380

	Commercial Services — 1.5%

49,100	AerCap Holdings NV*	2,509,501
3,664	ManpowerGroup, Inc.	431,692
21,900	New Oriental Education & Technology Group, Inc., ADR	1,932,894
40,357	Quanta Services, Inc.*	1,508,141
7,527	United Rentals, Inc.*	1,044,296
83,824	Western Union Co. (The)	1,609,421

		9,035,945

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Computers — 1.7%

31,618	Apple, Inc.	4,872,966
68,601	HP, Inc.	1,369,276
50,825	NetApp, Inc.	2,224,102
30,241	Seagate Technology Plc	1,003,094
8,488	Western Digital Corp.	733,363

		10,202,801

	Cosmetics & Personal Care — 0.4%

26,375	Procter & Gamble Co. (The)	2,399,598

	Distribution & Wholesale — 0.0%

1,551	W.W. Grainger, Inc.	278,792

	Diversified Financial Services — 4.8%

41,553	American Express Co.	3,758,884
45,766	Ameriprise Financial, Inc.	6,796,709
80,823	Charles Schwab Corp. (The)	3,535,198
78,679	Discover Financial Services	5,073,222
32,467	Intercontinental Exchange, Inc.	2,230,483
6,716	Leucadia National Corp.	169,579
1,456	Mastercard, Inc. Class A	205,587
22,829	Navient Corp.	342,891
26,300	OneMain Holdings, Inc.* ‡	741,397
71,300	Santander Consumer USA Holdings, Inc.*	1,095,881
31,500	Synchrony Financial	978,075
42,474	Visa, Inc. Class A‡	4,469,964

		29,397,870

	Electric — 1.2%

133,474	AES Corp.	1,470,883
64,500	Calpine Corp.*	951,375
50,268	CenterPoint Energy, Inc.	1,468,328
28,288	Entergy Corp.	2,160,072
21,558	Public Service Enterprise Group, Inc.	997,058

		7,047,716

	Electrical Components & Equipment — 0.2%

9,031	Acuity Brands, Inc.	1,546,830

	Electronics — 1.3%

81,214	Corning, Inc.	2,429,923
64,995	TE Connectivity, Ltd.	5,398,485

		7,828,408

	Engineering & Construction — 0.1%

23,200	AECOM*	853,992

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Entertainment — 0.1%

47,600	Regal Entertainment Group Class A	761,600

	Food — 3.4%

39,817	Conagra Brands, Inc.	1,343,426
48,317	Hershey Co. (The)	5,274,767
64,875	Kellogg Co.	4,046,254
92,725	Nestle SA, ADR	7,789,827
26,458	Sysco Corp.	1,427,409
8,021	Tyson Foods, Inc. Class A	565,079

		20,446,762

	Health Care - Products — 0.9%

37,928	Baxter International, Inc.	2,379,982
19,311	Edwards Lifesciences Corp.*	2,110,885
11,100	Medtronic Plc	863,247

		5,354,114

	Health Care - Services — 1.4%

18,210	Aetna, Inc.	2,895,572
4,196	HCA Healthcare, Inc.*	333,960
2,899	Humana, Inc.	706,283
11,979	Laboratory Corp. of America Holdings*	1,808,470
15,921	Quest Diagnostics, Inc.	1,490,842
7,166	UnitedHealth Group, Inc.	1,403,461

		8,638,588

	Home Builders — 0.2%

28,200	D.R. Horton, Inc.	1,126,026
10,344	PulteGroup, Inc.	282,702

		1,408,728

	Insurance — 4.5%

348,740	Aegon NV, ADR	2,019,204
14,697	Aflac, Inc.	1,196,189
44,632	Allstate Corp. (The)	4,102,127
13,416	Berkshire Hathaway, Inc. Class B*	2,459,421
8,100	Brighthouse Financial, Inc.*	492,480
49,913	Hartford Financial Services Group, Inc. (The)	2,766,677
65,875	Lincoln National Corp.	4,840,495
22,984	Prudential Financial, Inc.	2,443,659
35,300	Radian Group, Inc.	659,757
11,936	Travelers Cos., Inc. (The)	1,462,399
42,175	Unum Group	2,156,408
64,004	XL Group, Ltd.	2,524,958

		27,123,774

	Internet — 4.9%

21,543	Alibaba Group Holding, Ltd., ADR*	3,720,692

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

1,682	Alphabet, Inc. Class A*	1,637,797
5,525	Alphabet, Inc. Class C*	5,299,083
3,505	Amazon.com, Inc.*	3,369,532
49,841	eBay, Inc.*	1,916,885
3,331	F5 Networks, Inc.*	401,585
28,697	Facebook, Inc. Class A*	4,903,456
7,568	MercadoLibre, Inc.	1,959,582
2,171	Priceline Group, Inc. (The)*	3,974,710
21,687	VeriSign, Inc.* ‡	2,307,280

		29,490,602

	Iron & Steel — 0.2%

14,240	Reliance Steel & Aluminum Co.	1,084,661

	Leisure Time — 1.4%

112,213	Carnival Corp.	7,245,593
11,500	Norwegian Cruise Line Holdings, Ltd.*	621,575
4,338	Royal Caribbean Cruises, Ltd.	514,227

		8,381,395

	Lodging — 1.1%

8,818	Las Vegas Sands Corp.	565,763
16,675	Marriott International, Inc. Class A	1,838,585
39,887	Wyndham Worldwide Corp.	4,204,489

		6,608,837

	Machinery - Diversified — 0.6%

14,800	Cognex Corp.	1,632,144
10,614	Cummins, Inc.	1,783,470

		3,415,614

	Media — 3.7%

34,544	CBS Corp. Class B	2,003,552
150,875	Comcast Corp. Class A	5,805,670
77,736	News Corp. Class A	1,030,779
298,017	Sirius XM Holdings, Inc.	1,645,054
4,359	Thomson Reuters Corp. (New York Exchange)	199,991
25,887	Twenty-First Century Fox, Inc. Class A	682,899
113,003	Walt Disney Co. (The)	11,138,706

		22,506,651

	Mining — 0.1%

16,673	Teck Resources, Ltd. Class B	351,634

	Miscellaneous - Manufacturing — 0.3%

10,000	Eaton Corp. Plc	767,900
51,134	General Electric Co.	1,236,420

		2,004,320

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 5.1%

21,700	Anadarko Petroleum Corp.	1,060,045
11,769	Andeavor	1,213,972
113,073	BP Plc, ADR	4,345,395
109,400	Canadian Natural Resources, Ltd.	3,663,806
12,382	Chevron Corp.	1,454,885
56,005	ConocoPhillips	2,803,050
60,897	Devon Energy Corp.	2,235,529
2,227	Exxon Mobil Corp.	182,570
36,800	Helmerich & Payne, Inc.	1,917,648
35,961	Marathon Petroleum Corp.	2,016,693
6,299	Phillips 66	577,051
12,260	Pioneer Natural Resources Co.	1,808,841
67,030	Southwestern Energy Co.*	409,553
97,031	Valero Energy Corp.	7,464,595

		31,153,633

	Oil & Gas Services — 0.1%

19,500	Oceaneering International, Inc.	512,265

	Packaging & Containers — 0.6%

25,100	Crown Holdings, Inc.*	1,498,972
8,700	Owens-Illinois, Inc.*	218,892
29,303	WestRock Co.	1,662,359

		3,380,223

	Pharmaceuticals — 4.6%

12,600	AbbVie, Inc.	1,119,636
43,770	Bristol-Myers Squibb Co.	2,789,900
12,892	Eli Lilly & Co.	1,102,782
41,987	Express Scripts Holding Co.*	2,658,617
61,800	Horizon Pharma Plc*	783,624
4,000	Jazz Pharmaceuticals Plc*	585,000
37,085	Johnson & Johnson	4,821,421
18,300	Mallinckrodt Plc* ‡	683,871
13,016	McKesson Corp.	1,999,388
54,318	Merck & Co., Inc.	3,477,982
28,100	Mylan NV*	881,497
139,199	Pfizer, Inc.	4,969,404
12,180	Shire Plc, ADR	1,865,245
7,952	Zoetis, Inc.	507,019

		28,245,386

	Pipelines — 0.2%

69,100	Kinder Morgan, Inc.	1,325,338

	Private Equity — 1.1%

75,920	Blackstone Group, LP (The)*	2,533,450
195,630	KKR & Co., LP*	3,977,158

		6,510,608

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 0.3%

51,473	CBRE Group, Inc. Class A*	1,949,797

	REITS — 0.3%

61,087	Host Hotels & Resorts, Inc. REIT	1,129,499
73,830	Two Harbors Investment Corp. REIT	744,206

		1,873,705

	Retail — 12.1%

14,300	Advance Auto Parts, Inc.	1,418,560
32,789	Bed Bath & Beyond, Inc.‡	769,558
57,376	Best Buy Co., Inc.	3,268,137
14,341	Costco Wholesale Corp.	2,356,083
40,459	CVS Health Corp.	3,290,126
62,975	Darden Restaurants, Inc.	4,961,171
8,280	Domino’s Pizza, Inc.	1,643,994
8,925	Dunkin’ Brands Group, Inc.	473,739
3,753	Home Depot, Inc. (The)	613,841
42,148	Kohl’s Corp.	1,924,056
16,811	Lowe’s Cos., Inc.	1,343,871
88,970	Lululemon Athletica, Inc.*	5,538,383
11,053	Macy’s, Inc.	241,176
97,040	McDonald’s Corp.	15,204,227
47,263	Starbucks Corp.	2,538,496
57,969	Target Corp.	3,420,751
85,225	TJX Cos., Inc. (The)	6,283,639
28,980	Tractor Supply Co.	1,834,144
16,791	Ulta Salon Cosmetics & Fragrance, Inc.*	3,795,773
135,753	Wal-Mart Stores, Inc.	10,607,739
28,620	Yum! Brands, Inc.	2,106,718

		73,634,182

	Semiconductors — 3.0%

92,387	Applied Materials, Inc.	4,812,439
84,084	Intel Corp.	3,201,919
4,000	IPG Photonics Corp.*	740,240
10,320	KLA-Tencor Corp.	1,093,920
8,619	Lam Research Corp.	1,594,860
86,034	Micron Technology, Inc.*	3,383,717
12,872	NVIDIA Corp.	2,301,127
17,338	QUALCOMM, Inc.	898,802

		18,027,024

	Software — 6.7%

47,746	Activision Blizzard, Inc.	3,080,095
15,469	Adobe Systems, Inc.*	2,307,665
5,305	CA, Inc.	177,081
84,128	Cadence Design Systems, Inc.*	3,320,532
14,763	CDK Global, Inc.	931,398

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Software — continued

16,054	Citrix Systems, Inc.*	1,233,268
60,000	First Data Corp. Class A*	1,082,400
7,444	Fiserv, Inc.*	959,978
9,294	Intuit, Inc.	1,321,049
194,451	Microsoft Corp.	14,484,655
10,933	MSCI, Inc. Class A	1,278,068
15,779	Oracle Corp.	762,915
25,684	salesforce.com, Inc.*	2,399,399
21,775	ServiceNow, Inc.*	2,559,216
36,768	Splunk, Inc.*	2,442,498
26,322	Synopsys, Inc.*	2,119,711

		40,459,928

	Telecommunications — 2.0%

22,000	AT&T, Inc.	861,740
139,816	CenturyLink, Inc.‡	2,642,522
79,260	Cisco Systems, Inc.	2,665,514
38,295	Juniper Networks, Inc.	1,065,750
14,461	Motorola Solutions, Inc.	1,227,305
28,536	Telstra Corp., Ltd., ADR	389,802
66,927	Verizon Communications, Inc.	3,312,217

		12,164,850

	Transportation — 0.2%

9,368	J.B. Hunt Transport Services, Inc.	1,040,597

	TOTAL COMMON STOCKS (COST $492,874,260)	579,631,003

	INVESTMENT COMPANY — 1.3%

34,116	Vanguard S&P 500 ETF	7,872,608

	TOTAL INVESTMENT COMPANY (COST $7,210,490)	7,872,608

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.0%

	Bank Deposit — 2.9%

17,580,646	State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	17,580,646

	Mutual Fund - Securities Lending Collateral — 0.0%

75,533	State Street Institutional U.S. Government Money Market Fund, Premier Class***	75,533

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%

700,000		United States Treasury Bill, 0.94%, due 10/12/17** ‡‡	699,811

		TOTAL SHORT-TERM INVESTMENTS (COST $18,355,975)	18,355,990

		TOTAL INVESTMENTS — 99.8% (Cost $518,440,725)	605,859,601

		Other Assets and Liabilities (net) — 0.2%	1,142,198

		NET ASSETS — 100.0%	$607,001,799

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
84	S&P 500 E-mini Index	Dec 2017	$10,567,620	$198,436
13	S&P Mid 400 E-mini Index	Dec 2017	2,334,410	100,850

				$299,286

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.5
Investment Company	1.3
Futures Contracts	0.0
Short-Term Investments	3.0
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Financial Statements.	11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Aerospace & Defense — 1.8%

26,348	HEICO Corp.	2,366,314
42,810	KLX, Inc.*	2,265,933
29,300	Moog, Inc. Class A*	2,444,499
31,167	Orbital ATK, Inc.	4,150,198
58,500	Spirit AeroSystems Holdings, Inc. Class A	4,546,620
8,726	TransDigm Group, Inc.	2,230,802

		18,004,366

	Agriculture — 0.3%

38,700	Bunge, Ltd.	2,688,102
10,400	Universal Corp.	595,920

		3,284,022

	Airlines — 0.6%

30,800	Alaska Air Group, Inc.	2,349,116
111,000	JetBlue Airways Corp.*	2,056,830
22,800	SkyWest, Inc.	1,000,920

		5,406,866

	Apparel — 0.3%

17,674	Columbia Sportswear Co.	1,088,365
39,700	Michael Kors Holdings, Ltd.*	1,899,645

		2,988,010

	Auto Manufacturers — 0.2%

93,900	Wabash National Corp.‡	2,142,798

	Auto Parts & Equipment — 2.1%

30,100	BorgWarner, Inc.	1,542,023
8,800	Cooper-Standard Holdings, Inc.*	1,020,536
112,840	Dana, Inc.	3,155,006
37,269	Dorman Products, Inc.*	2,669,206
81,300	Goodyear Tire & Rubber Co. (The)	2,703,225
15,506	LCI Industries	1,796,370
16,500	Lear Corp.	2,855,820
27,700	Tenneco, Inc.	1,680,559
39,700	Tower International, Inc.	1,079,840
14,865	WABCO Holdings, Inc.*	2,200,020

		20,702,605

	Banks — 7.9%

68,380	Ameris Bancorp	3,282,240
47,900	Banco Latinoamericano de Comercio Exterior SA	1,410,176
134,530	Bank of NT Butterfield & Son, Ltd. (The)	4,929,179
78,761	BankUnited, Inc.	2,801,529
33,100	Banner Corp.	2,028,368

12	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

21,400	Bryn Mawr Bank Corp.‡	937,320
66,940	Capital Bank Financial Corp. Class A‡	2,747,887
105,855	CIT Group, Inc.	5,192,188
41,649	Columbia Banking System, Inc.	1,753,839
43,950	East-West Bancorp, Inc.	2,627,331
39,200	Fidelity Southern Corp.	926,688
78,085	First Horizon National Corp.‡	1,495,328
27,100	First Interstate BancSystem, Inc.	1,036,575
12,519	First Republic Bank	1,307,735
51,223	Glacier Bancorp, Inc.	1,934,180
48,700	Hanmi Financial Corp.	1,507,265
48,900	Heritage Financial Corp.	1,442,550
69,566	Home BancShares, Inc.	1,754,455
91,700	Hope Bancorp, Inc.	1,624,007
30,200	International Bancshares Corp.	1,211,020
95,100	Old National Bancorp	1,740,330
43,015	PacWest Bancorp	2,172,688
28,983	Pinnacle Financial Partners, Inc.	1,940,412
251,000	Regions Financial Corp.	3,822,730
23,005	Signature Bank*	2,945,560
25,320	SVB Financial Group*	4,737,119
162,200	TCF Financial Corp.	2,763,888
46,271	Texas Capital Bancshares, Inc.*	3,970,052
43,199	Webster Financial Corp.	2,270,107
151,479	Western Alliance Bancorp*	8,040,505
27,800	Zions Bancorporation	1,311,604

		77,664,855

	Biotechnology — 1.6%

59,890	Acceleron Pharma, Inc.* ‡	2,235,095
38,300	AMAG Pharmaceuticals, Inc.* ‡	706,635
28,540	Bio-Rad Laboratories, Inc. Class A*	6,342,159
33,940	Bioverativ, Inc.*	1,936,956
51,250	Medicines Co. (The)* ‡	1,898,300
21,758	Prothena Corp. Plc* ‡	1,409,265
5,400	United Therapeutics Corp.*	632,826

		15,161,236

	Building Materials — 2.2%

25,923	Apogee Enterprises, Inc.‡	1,251,044
89,150	Boise Cascade Co.*	3,111,335
223,310	Builders FirstSource, Inc.*	4,017,347
19,783	Eagle Materials, Inc.	2,110,846
21,995	Lennox International, Inc.	3,936,445
26,500	Owens Corning	2,049,775
125,935	Summit Materials, Inc. Class A* ‡	4,033,698
32,300	USG Corp.* ‡	1,054,595

		21,565,085

See accompanying Notes to the Financial Statements.	13

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.8%

125,410	Axalta Coating Systems, Ltd.* ‡	3,626,857
40,100	Cabot Corp.	2,237,580
29,900	Celanese Corp. Series A	3,117,673
26,400	Eastman Chemical Co.	2,388,936
144,900	Huntsman Corp.	3,973,158
42,640	Innospec, Inc.	2,628,756
13,899	Quaker Chemical Corp.	2,056,357
83,299	RPM International, Inc.	4,276,571
42,840	W.R. Grace & Co.	3,090,906

		27,396,794

	Commercial Services — 7.3%

20,700	Avis Budget Group, Inc.* ‡	787,842
76,967	Booz Allen Hamilton Holding Corp.	2,877,796
29,225	Bright Horizons Family Solutions, Inc.*	2,519,487
15,400	Carriage Services, Inc.	394,240
35,902	CoStar Group, Inc.*	9,630,712
30,700	Deluxe Corp.	2,239,872
13,760	Euronet Worldwide, Inc.*	1,304,310
80,253	Gartner, Inc.*	9,984,276
28,980	Grand Canyon Education, Inc.*	2,631,964
35,531	Healthcare Services Group, Inc.	1,917,608
45,059	HealthEquity, Inc.* ‡	2,279,084
64,842	IHS Markit, Ltd.*	2,858,235
38,117	KAR Auction Services, Inc.	1,819,706
53,156	Live Nation Entertainment, Inc.* ‡	2,314,944
9,425	LSC Communications, Inc.	155,607
31,800	ManpowerGroup, Inc.	3,746,676
36,782	MarketAxess Holdings, Inc.	6,786,647
27,028	Paylocity Holding Corp.*	1,319,507
121,745	Ritchie Bros Auctioneers, Inc.	3,849,577
25,133	RR Donnelley & Sons Co.	258,870
41,640	Sotheby’s*	1,920,020
65,280	Total System Services, Inc.	4,275,840
97,344	TransUnion*	4,600,477
73,600	Western Union Co. (The)	1,413,120

		71,886,417

	Computers — 1.5%

77,300	Convergys Corp.	2,001,297
74,310	Fortinet, Inc.*	2,663,270
31,822	Lumentum Holdings, Inc.* ‡	1,729,526
40,926	Mercury Systems, Inc.*	2,123,241
134,150	NCR Corp.*	5,033,308
42,200	Seagate Technology Plc‡	1,399,774

		14,950,416

14	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 0.3%

13,400	Pool Corp.	1,449,478
25,400	ScanSource, Inc.*	1,108,710

		2,558,188

	Diversified Financial Services — 2.1%

35,164	Artisan Partners Asset Management, Inc. Class A	1,146,346
20,380	CBOE Holdings, Inc.‡	2,193,499
18,000	Federal Agricultural Mortgage Corp. Class C	1,309,320
42,900	Lazard, Ltd. Class A	1,939,938
54,700	Legg Mason, Inc.	2,150,257
96,000	Navient Corp.	1,441,920
38,490	Raymond James Financial, Inc.	3,245,862
36,999	SEI Investments Co.	2,259,159
86,095	SLM Corp.*	987,510
23,511	Stifel Financial Corp.	1,256,898
44,700	WageWorks, Inc.*	2,713,290

		20,643,999

	Electric — 1.3%

118,900	AES Corp.	1,310,278
116,800	CenterPoint Energy, Inc.	3,411,728
138,639	OGE Energy Corp.	4,995,163
50,717	Portland General Electric Co.	2,314,724
12,900	SCANA Corp.	625,521

		12,657,414

	Electrical Components & Equipment — 0.7%

26,580	Advanced Energy Industries, Inc.*	2,146,601
40,255	EnerSys	2,784,438
41,677	Generac Holdings, Inc.*	1,914,225

		6,845,264

	Electronics — 3.2%

21,700	Arrow Electronics, Inc.*	1,744,897
45,300	Avnet, Inc.	1,780,290
32,932	Coherent, Inc.*	7,744,618
161,700	Flex, Ltd.*	2,679,369
27,800	Jabil, Inc.	793,690
4,784	Mettler-Toledo International, Inc.*	2,995,549
51,070	National Instruments Corp.	2,153,622
14,303	Rogers Corp.*	1,906,304
43,100	Sanmina Corp.*	1,601,165
60,947	Trimble, Inc.*	2,392,170
68,200	TTM Technologies, Inc.*	1,048,234
117,800	Vishay Intertechnology, Inc.‡	2,214,640
28,045	Woodward, Inc.	2,176,573

		31,231,121

See accompanying Notes to the Financial Statements.	15

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Energy - Alternate Sources — 0.2%

142,300	Renewable Energy Group, Inc.* ‡	1,728,945

	Engineering & Construction — 0.8%

37,900	Chicago Bridge & Iron Co. NV‡	636,720
42,612	Exponent, Inc.	3,149,027
31,740	MasTec, Inc.*	1,472,736
40,120	TopBuild Corp.*	2,614,620

		7,873,103

	Entertainment — 1.1%

93,939	Lions Gate Entertainment Corp. Class B* ‡	2,986,321
34,630	Six Flags Entertainment Corp.‡	2,110,352
26,155	Vail Resorts, Inc.	5,966,479

		11,063,152

	Food — 2.1%

42,503	Blue Buffalo Pet Products, Inc.* ‡	1,204,960
22,700	Ingles Markets, Inc. Class A	583,390
46,512	John B Sanfilippo & Son, Inc.	3,130,722
64,700	Pilgrim’s Pride Corp.* ‡	1,838,127
53,500	Pinnacle Foods, Inc.	3,058,595
20,600	Sanderson Farms, Inc.‡	3,327,312
29,600	SpartanNash Co.	780,552
102,675	TreeHouse Foods, Inc.* ‡	6,954,178

		20,877,836

	Forest Products & Paper — 0.6%

27,100	Clearwater Paper Corp.*	1,334,675
19,374	Deltic Timber Corp.‡	1,713,243
75,873	PH Glatfelter Co.	1,475,730
35,400	Schweitzer-Mauduit International, Inc.	1,467,684

		5,991,332

	Hand & Machine Tools — 0.2%

25,402	Lincoln Electric Holdings, Inc.	2,328,855

	Health Care - Products — 4.2%

6,937	ABIOMED, Inc.*	1,169,578
32,514	Align Technology, Inc.*	6,056,383
14,074	Cantel Medical Corp. Class B	1,325,349
44,390	Globus Medical, Inc. Class A*	1,319,271
14,875	ICU Medical, Inc.*	2,764,519
11,823	IDEXX Laboratories, Inc.*	1,838,358
25,700	Integer Holdings Corp.*	1,314,555
56,023	K2M Group Holdings, Inc.*	1,188,248
24,900	LivaNova Plc*	1,744,494
53,313	Merit Medical Systems, Inc.*	2,257,805
16,488	Penumbra, Inc.* ‡	1,488,866

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

92,285	STERIS Plc	8,157,994
52,516	West Pharmaceutical Services, Inc.	5,055,190
197,270	Wright Medical Group NV*	5,103,375

		40,783,985

	Health Care - Services — 1.5%

44,773	Acadia Healthcare Co., Inc.*	2,138,358
56,600	Ensign Group, Inc. (The)	1,278,594
55,410	Envision Healthcare Corp.*	2,490,680
21,902	ICON Plc, ADR*	2,494,200
31,700	LifePoint Health, Inc.*	1,835,430
26,030	Quest Diagnostics, Inc.	2,437,449
13,965	WellCare Health Plans, Inc.*	2,398,349

		15,073,060

	Home Builders — 1.6%

34,864	CalAtlantic Group, Inc.‡	1,277,068
16,399	Cavco Industries, Inc.*	2,419,673
60,700	PulteGroup, Inc.	1,658,931
129,405	Taylor Morrison Home Corp. Class A*	2,853,380
13,200	Thor Industries, Inc.	1,662,012
429,360	TRI Pointe Group, Inc.*	5,929,462

		15,800,526

	Home Furnishings — 0.4%

19,079	American Woodmark Corp.*	1,836,354
23,400	Ethan Allen Interiors, Inc.‡	758,160
23,360	Universal Electronics, Inc.*	1,481,024

		4,075,538

	Household Products & Wares — 0.4%

40,120	Avery Dennison Corp.	3,945,401

	Housewares — 0.5%

49,603	Toro Co. (The)	3,078,362
20,878	Tupperware Brands Corp.	1,290,678

		4,369,040

	Insurance — 4.9%

56,065	Arthur J. Gallagher & Co.	3,450,801
29,000	Aspen Insurance Holdings, Ltd.	1,171,600
23,400	Assurant, Inc.	2,235,168
64,200	Assured Guaranty, Ltd.	2,423,550
63,735	Axis Capital Holdings, Ltd.	3,652,653
134,700	CNO Financial Group, Inc.	3,143,898
101,820	Essent Group, Ltd.*	4,123,710
15,800	Everest Re Group, Ltd.	3,608,562
18,600	HCI Group, Inc.‡	711,450

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

66,600	Heritage Insurance Holdings, Inc.‡	879,786
54,183	James River Group Holdings, Ltd.	2,247,511
48,000	Lincoln National Corp.	3,527,040
170,000	MGIC Investment Corp.*	2,130,100
41,776	ProAssurance Corp.	2,283,058
35,211	Reinsurance Group of America, Inc.	4,912,991
87,300	Universal Insurance Holdings, Inc.	2,007,900
84,000	Unum Group	4,294,920
35,150	XL Group, Ltd.	1,386,667

		48,191,365

	Internet — 0.2%

46,668	Cogent Communications Holdings, Inc.‡	2,282,065

	Investment Companies — 0.2%

57,300	Ares Capital Corp.	939,147
4,800	Fifth Street Finance Corp.	26,256
59,200	New Mountain Finance Corp.	843,600

		1,809,003

	Iron & Steel — 0.2%

27,800	Reliance Steel & Aluminum Co.	2,117,526

	Leisure Time — 1.6%

63,065	Brunswick Corp.	3,529,748
40,899	Camping World Holdings, Inc. Class A‡	1,666,225
90,725	Harley-Davidson, Inc.‡	4,373,852
68,065	Horizon Global Corp.* ‡	1,200,667
88,168	Planet Fitness, Inc. Class A‡	2,378,773
20,612	Polaris Industries, Inc.‡	2,156,633

		15,305,898

	Lodging — 0.6%

93,870	Boyd Gaming Corp.	2,445,313
35,300	Wyndham Worldwide Corp.	3,720,973

		6,166,286

	Machinery - Construction & Mining — 0.3%

29,300	Oshkosh Corp.	2,418,422

	Machinery - Diversified — 3.8%

74,087	Albany International Corp. Class A	4,252,594
42,290	Altra Industrial Motion Corp.	2,034,149
53,600	Briggs & Stratton Corp.	1,259,600
40,696	Cognex Corp.	4,487,955
55,340	Flowserve Corp.‡	2,356,931
165,259	Gardner Denver Holdings, Inc.*	4,547,928
16,767	Graco, Inc.	2,073,910

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued

55,956	Middleby Corp. (The)*	7,171,881
19,614	Nordson Corp.	2,324,259
35,666	Wabtec Corp.‡	2,701,699
36,742	Zebra Technologies Corp. Class A*	3,989,446

		37,200,352

	Media — 0.3%

14,800	AMC Networks, Inc. Class A*	865,356
24,370	Nexstar Media Group, Inc. Class A‡	1,518,251
67,300	TEGNA, Inc.	897,109

		3,280,716

	Metal Fabricate & Hardware — 0.7%

45,900	Global Brass & Copper Holdings, Inc.	1,551,420
26,599	RBC Bearings, Inc.*	3,328,865
38,608	Sun Hydraulics Corp.	2,084,832

		6,965,117

	Mining — 0.4%

21,357	Compass Minerals International, Inc.‡	1,386,069
59,495	Materion Corp.	2,567,209

		3,953,278

	Miscellaneous - Manufacturing — 1.9%

45,400	American Outdoor Brands Corp.*	692,350
52,320	AO Smith Corp.	3,109,378
17,105	AptarGroup, Inc.	1,476,333
44,170	Crane Co.	3,533,158
33,494	Hexcel Corp.	1,923,225
40,100	ITT, Inc.	1,775,227
12,115	John Bean Technologies Corp.	1,224,826
59,400	Textron, Inc.	3,200,472
19,300	Trinseo SA	1,295,030

		18,229,999

	Office & Business Equipment — 0.2%

93,800	Pitney Bowes, Inc.	1,314,138
26,200	Xerox Corp.	872,198

		2,186,336

	Oil & Gas — 3.3%

48,360	Andeavor	4,988,334
192,536	Callon Petroleum Co.* ‡	2,164,105
284,295	Carrizo Oil & Gas, Inc.* ‡	4,869,973
94,300	Diamond Offshore Drilling, Inc.* ‡	1,367,350
39,312	Diamondback Energy, Inc.*	3,851,003
38,870	Energen Corp.*	2,125,412
48,720	EQT Corp.	3,178,493

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

53,700	Murphy Oil Corp.‡	1,426,272
23,100	Murphy USA, Inc.*	1,593,900
99,970	Newfield Exploration Co.*	2,966,110
41,267	Parsley Energy, Inc. Class A*	1,086,973
31,800	PBF Energy, Inc. Class A	877,998
30,665	PDC Energy, Inc.*	1,503,505
83,830	QEP Resources, Inc.*	718,423

		32,717,851

	Oil & Gas Services — 0.4%

37,553	Dril-Quip, Inc.*	1,657,965
59,700	Matrix Service Co.*	907,440
30,875	Oil States International, Inc.*	782,681
72,614	Superior Energy Services, Inc.*	775,518

		4,123,604

	Packaging & Containers — 0.4%

74,600	Owens-Illinois, Inc.*	1,876,936
20,800	Packaging Corp. of America	2,385,344

		4,262,280

	Pharmaceuticals — 2.7%

4,400	Akorn, Inc.*	146,036
36,567	Alkermes Plc*	1,859,066
14,680	Avexis, Inc.* ‡	1,419,997
71,172	Catalent, Inc.*	2,841,186
23,140	DexCom, Inc.* ‡	1,132,125
106,129	Ironwood Pharmaceuticals, Inc.* ‡	1,673,654
26,817	Jazz Pharmaceuticals Plc*	3,921,986
50,275	Lannett Co., Inc.* ‡	927,574
23,400	Mallinckrodt Plc* ‡	874,458
135,740	Nektar Therapeutics*	3,257,760
42,653	Neurocrine Biosciences, Inc.* ‡	2,613,776
39,900	Omega Protein Corp.	664,335
50,815	Pacira Pharmaceuticals, Inc.* ‡	1,908,103
54,705	Premier, Inc. Class A*	1,781,742
90,700	Sucampo Pharmaceuticals, Inc. Class A* ‡	1,070,260

		26,092,058

	Real Estate — 0.2%

26,266	FirstService Corp.	1,728,565

	REITS — 6.8%

80,432	American Campus Communities, Inc. REIT	3,551,073
227,300	Annaly Capital Management, Inc. REIT	2,770,787
121,301	Brandywine Realty Trust REIT	2,121,555
163,500	Cedar Realty Trust, Inc. REIT	918,870
99,300	Chimera Investment Corp. REIT	1,878,756

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

52,000	City Office, Inc. REIT	716,040
20,100	CoreCivic, Inc. REIT	538,077
16,306	Coresite Realty Corp. REIT	1,824,641
50,940	CyrusOne, Inc. REIT	3,001,894
121,700	DDR Corp. REIT	1,114,772
104,741	Easterly Government Properties, Inc. REIT	2,164,997
84,600	Franklin Street Properties Corp. REIT	898,452
58,700	Government Properties Income Trust REIT	1,101,799
91,400	Hospitality Properties Trust REIT	2,603,986
113,700	Independence Realty Trust, Inc. REIT	1,156,329
59,000	InfraREIT, Inc. REIT	1,319,830
227,800	Lexington Realty Trust REIT	2,328,116
71,800	Mack-Cali Realty Corp. REIT	1,702,378
159,000	Medical Properties Trust, Inc. REIT	2,087,670
27,265	Mid-America Apartment Communities, Inc. REIT	2,914,083
57,600	MTGE Investment Corp. REIT	1,117,440
137,268	Physicians Realty Trust REIT	2,433,762
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,927,296
56,600	Preferred Apartment Communities, Inc. REIT	1,068,608
188,725	Ramco-Gershenson Properties Trust REIT	2,455,312
84,500	RLJ Lodging Trust REIT	1,859,000
68,800	Sabra Healthcare, Inc. REIT	1,509,472
95,800	Select Income REIT	2,243,636
139,600	Senior Housing Properties Trust REIT	2,729,180
21,590	STAG Industrial, Inc. REIT	593,077
89,900	Starwood Property Trust, Inc. REIT	1,952,628
187,407	Summit Hotel Properties, Inc. REIT	2,996,638
69,172	Sun Communities, Inc. REIT	5,926,657
70,800	Xenia Hotels & Resorts, Inc. REIT	1,490,340

		67,017,151

	Retail — 3.6%

78,700	American Eagle Outfitters, Inc.	1,125,410
42,231	BJ’s Restaurants, Inc.*	1,285,934
72,100	Bloomin’ Brands, Inc.	1,268,960
78,676	BMC Stock Holdings, Inc.*	1,679,733
27,535	Burlington Stores, Inc.*	2,628,491
29,700	Dick’s Sporting Goods, Inc.	802,197
16,800	Dillard’s, Inc. Class A‡	941,976
46,230	Dunkin’ Brands Group, Inc.	2,453,888
53,432	Five Below, Inc.*	2,932,348
28,613	Floor & Decor Holdings, Inc.* ‡	1,113,904
30,300	Foot Locker, Inc.	1,067,166
178,689	Fred’s, Inc. Class A‡	1,150,757
161,610	Haverty Furniture Cos., Inc.¤	4,226,102
29,700	Kohl’s Corp.‡	1,355,805
21,851	La-Z-Boy, Inc.	587,792
20,380	Lithia Motors, Inc. Class A‡	2,451,918
80,162	Michaels Cos., Inc. (The)*	1,721,078

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

135,408	Office Depot, Inc.	614,752
32,830	PriceSmart, Inc.	2,930,078
60,400	Sonic Automotive, Inc. Class A‡	1,232,160
23,900	Williams-Sonoma, Inc.‡	1,191,654

		34,762,103

	Savings & Loans — 0.4%

71,400	Banc of California, Inc.‡	1,481,550
33,800	Berkshire Hills Bancorp, Inc.	1,309,750
44,600	United Financial Bancorp, Inc.	815,734

		3,607,034

	Semiconductors — 3.4%

42,170	Advanced Micro Devices, Inc.* ‡	537,668
890	Cabot Microelectronics Corp.	71,138
119,465	Cypress Semiconductor Corp.‡	1,794,364
47,130	Inphi Corp.* ‡	1,870,590
60,700	Kulicke & Soffa Industries, Inc.*	1,309,299
525,565	Lattice Semiconductor Corp.*	2,738,194
63,560	Mellanox Technologies, Ltd.* ‡	2,996,854
85,150	Microsemi Corp.*	4,383,522
305,860	ON Semiconductor Corp.*	5,649,234
24,466	Power Integrations, Inc.	1,790,911
31,580	Qorvo, Inc.*	2,232,074
50,295	Silicon Laboratories, Inc.*	4,018,570
90,530	Teradyne, Inc.	3,375,864

		32,768,282

	Shipbuilding — 0.2%

7,600	Huntington Ingalls Industries, Inc.	1,720,944

	Software — 6.0%

18,823	ANSYS, Inc.*	2,310,147
45,018	Black Knight Financial Services, Inc. Class A* ‡	1,938,025
54,982	Blackbaud, Inc.	4,827,420
19,842	Broadridge Financial Solutions, Inc.	1,603,630
83,054	Callidus Software, Inc.* ‡	2,047,281
43,027	Cotiviti Holdings, Inc.* ‡	1,548,111
52,020	CyberArk Software, Ltd.* ‡	2,132,820
9,425	Donnelley Financial Solutions, Inc.*	203,203
13,344	EPAM Systems, Inc.*	1,173,338
31,298	Guidewire Software, Inc.* ‡	2,436,862
30,903	HubSpot, Inc.* ‡	2,597,397
18,479	j2 Global, Inc.	1,365,229
623,980	Mitel Networks Corp.*	5,235,192
36,149	MSCI, Inc. Class A	4,225,818
39,450	New Relic, Inc.*	1,964,610
81,168	PTC, Inc.*	4,568,135

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Software — continued

77,860	RealPage, Inc.* ‡	3,106,614
31,755	Splunk, Inc.* ‡	2,109,485
60,028	SS&C Technologies Holdings, Inc.	2,410,124
27,830	Talend SA, ADR* ‡	1,139,360
21,450	Tyler Technologies, Inc.*	3,739,164
20,643	Ultimate Software Group, Inc. (The)* ‡	3,913,913
34,217	Veeva Systems, Inc. Class A*	1,930,181

		58,526,059

	Telecommunications — 1.0%

23,455	ARRIS International Plc*	668,233
51,168	GTT Communications, Inc.*	1,619,467
80,100	Juniper Networks, Inc.	2,229,183
37,600	Plantronics, Inc.	1,662,672
22,325	ViaSat, Inc.* ‡	1,435,944
60,430	Zayo Group Holdings, Inc.*	2,080,001

		9,695,500

	Transportation — 1.7%

31,300	Atlas Air Worldwide Holdings, Inc.*	2,059,540
34,855	J.B. Hunt Transport Services, Inc.	3,871,693
65,800	Navigator Holdings, Ltd.* ‡	730,380
26,260	Old Dominion Freight Line, Inc.	2,891,489
29,900	Ryder System, Inc.	2,528,045
85,943	Schneider National, Inc. Class B	2,174,358
39,904	XPO Logistics, Inc.* ‡	2,704,693

		16,960,198

	TOTAL COMMON STOCKS (COST $767,111,047)	933,088,221

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.3%

	Bank Deposit — 4.6%

44,932,048	State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	44,932,048

	Mutual Fund - Securities Lending Collateral — 3.6%

35,085,658	State Street Institutional U.S. Government Money Market Fund, Premier Class***	35,085,658

	U.S. Government and Agency Obligations — 0.1%

1,250,000	United States Treasury Bill, 0.94%, due 10/12/17** ‡‡	1,249,614

	TOTAL SHORT-TERM INVESTMENTS (COST $81,267,305)	81,267,320

	TOTAL INVESTMENTS — 103.5% (Cost $848,378,352)	1,014,355,541

	Other Assets and Liabilities (net) — (3.5)%	(34,583,557)

	NET ASSETS — 100.0%	$979,771,984

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $4,226,102 which represents 0.4% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $3,348,952.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
177	Russell 2000 Mini Index	Dec 2017	$13,212,165	$798,146
100	S&P Mid 400 E-mini Index	Dec 2017	17,957,000	775,765

				$1,573,911

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.2
Futures Contracts	0.2
Short-Term Investments	8.3
Other Assets and Liabilities (net)	(3.7)

100.0%

26	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.6%

	Australia — 4.4%

106,690	AGL Energy, Ltd.	1,956,403
186,895	Aristocrat Leisure, Ltd.	3,079,589
1,444,167	Asaleo Care, Ltd.	1,750,740
43,809	ASX, Ltd.	1,802,267
496,780	Aurizon Holdings, Ltd.	1,910,012
259,978	Australia & New Zealand Banking Group, Ltd.	6,038,154
294,129	BGP Holdings Plc* **** ¤	—
83,900	BHP Billiton, Ltd., ADR	3,400,467
331,433	BHP Billiton, Ltd.	6,704,316
155,700	BlueScope Steel, Ltd.	1,340,205
1,500,332	Brambles, Ltd.	10,595,116
27,803	Computershare, Ltd.	315,672
150,116	Crown Resorts, Ltd.	1,332,188
136,310	CSL, Ltd.	14,327,773
724,300	CSR, Ltd.	2,688,162
458,581	Downer EDI, Ltd.	2,436,018
1,105,906	Evolution Mining, Ltd.‡	1,917,725
500,200	Fortescue Metals Group, Ltd.	2,017,357
987,052	Genworth Mortgage Insurance Australia, Ltd.	2,160,827
365,400	Harvey Norman Holdings, Ltd.‡	1,112,439
227,700	Lendlease Group	3,201,672
45,800	Macquarie Group, Ltd.	3,267,388
33,691	Magellan Financial Group, Ltd.	649,259
130,170	McMillan Shakespeare, Ltd.	1,501,427
788,200	Metcash, Ltd.‡	1,583,260
207,928	Orica, Ltd.	3,225,488
18,182	Perpetual, Ltd.	739,290
1,410,268	Qantas Airways, Ltd.	6,451,282
249,400	Retail Food Group, Ltd.‡	837,560
804,372	Sigma Healthcare, Ltd.	520,699
226,050	Star Entertainment Grp, Ltd. (The)	929,419
279,509	Steadfast Group, Ltd.	611,894
229,387	Technology One, Ltd.	903,542
1,098,269	Treasury Wine Estates, Ltd.	11,797,446

	Total Australia	103,105,056

	Austria — 1.1%

8,428	ams AG	611,457
11,603	ANDRITZ AG	670,833
338,590	Erste Group Bank AG*	14,628,265
23,146	Oesterreichische Post AG	1,068,806
69,200	OMV AG	4,032,326
45,807	UNIQA Insurance Group AG	480,012
62,088	Vienna Insurance Group AG	1,835,744
50,100	Voestalpine AG	2,555,400

	Total Austria	25,882,843

See accompanying Notes to the Financial Statements.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.8%

55,042	Ageas	2,587,208
13,779	KBC Ancora	811,544
137,960	KBC Group NV	11,693,999
61,711	Orange Belgium SA¤	1,426,994
17,567	Telenet Group Holding NV*	1,162,576

	Total Belgium	17,682,321

	Bermuda — 0.2%

1,742,733	Esprit Holdings, Ltd.*	972,809
179,885	Hiscox, Ltd.	3,089,186

	Total Bermuda	4,061,995

	Brazil — 0.7%

674,100	JBS SA	1,811,438
427,700	Localiza Rent a Car SA	7,803,160
616,600	Lojas Renner SA	7,029,258

	Total Brazil	16,643,856

	Canada — 0.5%

47,300	Canadian National Railway Co.	3,918,805
226,155	Entertainment One, Ltd.	782,826
14,891	Fairfax Financial Holdings, Ltd.	7,731,318

	Total Canada	12,432,949

	Cayman Islands — 2.0%

91,200	Alibaba Group Holding, Ltd., ADR*	15,751,152
1,969,000	China Hongqiao Group, Ltd.* **** ¤	1,777,235
197,500	CK Asset Holdings, Ltd.	1,634,729
3,714,000	Jiangnan Group, Ltd.	221,108
2,741,000	Lee & Man Paper Manufacturing, Ltd.	3,509,289
262,800	Sands China, Ltd.	1,367,716
406,550	Tencent Holdings, Ltd.	17,499,342
3,167,500	WH Group, Ltd.	3,365,927
2,144,000	Xinyi Glass Holdings, Ltd.*	2,119,103

	Total Cayman Islands	47,245,601

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,147,080
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,535,546

	Total China	2,682,626

	Denmark — 1.6%

4,537	AP Moeller — Maersk AS Class B	8,620,214
144,100	Danske Bank AS	5,764,183
208,025	DSV AS	15,740,343
30,798	Jyske Bank AS	1,777,485
101,059	Novo Nordisk AS Class B	4,832,363

28	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

40,837	Sydbank AS	1,695,162

	Total Denmark	38,429,750

	Finland — 0.6%

44,573	Neste OYJ	1,947,050
20,860	Orion OYJ Class B	968,178
185,949	Stora Enso OYJ Class R	2,626,954
228,629	UPM-Kymmene OYJ	6,197,636
82,851	Valmet OYJ	1,628,849
21,381	Wartsila OYJ Abp‡	1,514,069

	Total Finland	14,882,736

	France — 7.8%

10,500	Atos SE	1,629,218
400,200	AXA SA	12,107,043
197,827	BNP Paribas SA	15,961,693
34,742	Cie Generale des Etablissements Michelin	5,072,388
163,401	CNP Assurances	3,830,612
154,654	Credit Agricole SA	2,811,954
217,168	Danone SA	17,039,560
51,505	Dassault Systemes SE	5,211,505
112,488	Derichebourg SA	1,179,561
57,611	Edenred	1,566,477
76,000	Electricite de France SA	923,179
232,756	Engie SA	3,954,107
13,866	Euler Hermes Group	1,639,238
10,382	Eurazeo SA	928,252
2,855	Hermes International	1,439,683
42,863	IPSOS	1,483,947
42,490	Kering	16,930,578
13,487	L’Oreal SA	2,868,384
100,897	Legrand SA	7,285,645
12,140	LVMH Moet Hennessy Louis Vuitton SE	3,350,451
223,200	Natixis SA	1,786,379
88,838	Neopost SA	3,453,197
177,900	Orange SA	2,914,942
93,823	Pernod Ricard SA	12,982,893
21,065	Renault SA	2,069,691
93,500	Sanofi	9,286,099
140,973	Schneider Electric SE*	12,271,043
55,683	SCOR SE	2,335,263
202,072	Societe Generale SA	11,833,386
250,055	Total SA	13,434,218
41,561	UBISOFT Entertainment SA*	2,857,598

	Total France	182,438,184

	Germany — 8.6%

107,172	Adidas AG	24,250,126
35,045	Allianz SE	7,869,662

See accompanying Notes to the Financial Statements.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

16,400	Aurubis AG	1,328,858
23,200	BASF SE	2,469,529
146,966	Bayer AG	20,032,581
22,808	Bayerische Motoren Werke AG	2,314,286
75,165	Brenntag AG	4,186,640
84,200	CECONOMY AG	991,729
4,694	Cewe Stiftung & Co. KGaA‡	446,215
43,243	Covestro AG	3,719,115
37,605	Daimler AG	2,999,487
23,114	Deutsche Boerse AG	2,506,009
129,200	Deutsche Lufthansa AG	3,590,921
269,363	Deutsche Telekom AG	5,026,588
247,561	Deutsche Wohnen SE	10,512,579
116,064	Deutz AG	937,836
459,870	E.ON SE	5,206,069
68,600	Evonik Industries AG	2,450,808
141,618	GEA Group AG	6,444,023
62,820	HeidelbergCement AG	6,458,894
664,911	Infineon Technologies AG	16,719,440
1,298	Isra Vision AG	245,136
76,774	Jenoptik AG	2,544,518
5,228	Koenig & Bauer AG	430,969
37,979	LEG Immobilien AG	3,842,884
22,512	Leoni AG	1,493,293
84,200	METRO AG*	1,780,294
9,277	MTU Aero Engines AG	1,480,032
35,894	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	7,676,286
6,097	Nemetschek SE‡	495,685
27,895	Rheinmetall AG	3,144,730
140,607	RWE AG*	3,194,854
16,358	Salzgitter AG‡	742,209
34,468	SAP SE	3,776,937
29,600	Siemens AG	4,171,178
99,544	Symrise AG	7,563,349
134,023	TAG Immobilien AG‡	2,253,044
52,401	Talanx AG*	2,118,946
144,968	TUI AG	2,464,460
238,200	Vonovia SE	10,137,596
10,505	Wacker Chemie AG‡	1,506,425
194,360	Zalando SE* ‡	9,742,344

	Total Germany	201,266,564

	Gibraltar — 0.0%

96,024	888 Holdings Plc	330,837

	Hong Kong — 1.3%

2,035,400	AIA Group, Ltd.	15,010,056
3,160,000	Champion REIT	2,180,650
468,000	Galaxy Entertainment Group, Ltd.	3,295,479

30	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

147,000	Hopewell Holdings, Ltd.	574,020
309,038	I-CABLE Communications, Ltd.*	10,287
347,000	Link REIT	2,812,181
1,243,000	PCCW, Ltd.	673,165
134,000	Sun Hung Kai Properties, Ltd.	2,177,090
193,000	Wharf Holdings, Ltd. (The)	1,719,795
404,000	Wheelock & Co., Ltd.	2,842,229

	Total Hong Kong	31,294,952

	Hungary — 0.1%

229,600	MOL Hungarian Oil & Gas Plc	2,621,191

	India — 0.3%

262,840	HDFC Bank, Ltd.	7,243,190
423,100	KPIT Technologies, Ltd.	786,997

	Total India	8,030,187

	Indonesia — 0.5%

17,815,000	Bank Mandiri Persero Tbk PT	8,894,935
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,945,295

	Total Indonesia	10,840,230

	Ireland — 1.2%

188,344	Bank of Ireland Group Plc*	1,543,035
313,147	C&C Group Plc	1,129,117
233,390	CRH Plc (Dublin Exchange)	8,905,109
67,045	Kerry Group Plc Class A	6,443,091
91,299	Ryanair Holdings Plc, ADR*	9,624,740

	Total Ireland	27,645,092

	Isle of Man — 0.1%

127,324	Playtech Plc	1,569,020

	Israel — 0.4%

119,655	Bank Hapoalim BM	837,646
62,998	Check Point Software Technologies, Ltd.*	7,183,032
952,345	El Al Israel Airlines	641,888
1,900	Orbotech, Ltd.*	80,199
50,800	Teva Pharmaceutical Industries, Ltd.	888,130

	Total Israel	9,630,895

	Italy — 2.0%

1,214,000	A2A SpA	2,088,202
266,163	Assicurazioni Generali SpA	4,959,006
183,100	Astaldi SpA	1,254,390
42,780	ASTM SpA	1,110,110
212,555	Autogrill SpA	2,764,106
57,202	Azimut Holding SpA	1,237,522

See accompanying Notes to the Financial Statements.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

2,089,427	Enel SpA	12,585,258
42,195	ERG SpA	673,918
86,905	FinecoBank Banca Fineco SpA	770,543
16,761	Industria Macchine Automatiche SpA	1,592,123
188,652	Italgas SpA	1,059,365
99,858	Leonardo SpA	1,871,125
127,100	Mediobanca SpA	1,364,339
39,405	OVS SpA	300,936
198,320	Poste Italiane SpA	1,460,647
319,195	Saras SpA	855,835
167,166	Societa Cattolica di Assicurazioni SCRL	1,452,533
163,172	Sogefi SpA*	992,480
101,285	Technogym SpA	897,444
156,407	UniCredit SpA*	3,331,975
786,027	Unipol Gruppo Finanziario SpA	3,603,595
148,899	UnipolSai Assicurazioni SpA	347,832

	Total Italy	46,573,284

	Japan — 23.3%

57,100	Aeon Financial Service Co. Ltd.‡	1,192,574
78,900	Aeon Mall Co., Ltd.	1,403,959
31,300	Aida Engineering, Ltd.	369,266
40,200	Air Water, Inc.	741,396
79,600	Aisin Seiki Co., Ltd.	4,193,382
126,100	Ajinomoto Co., Inc.	2,460,051
61,200	Alpine Electronics, Inc.	1,112,925
38,200	Amano Corp.	903,714
79,200	Asahi Glass Co., Ltd.	2,937,503
80,000	Asahi Kasei Corp.	984,320
407,600	Astellas Pharma, Inc.	5,183,489
37,900	Azbil Corp.	1,624,550
42,200	Bandai Namco Holdings, Inc.	1,447,093
21,300	Belluna Co., Ltd.	224,420
109,700	Brother Industries, Ltd.	2,551,367
17,100	Canon Marketing Japan, Inc.	408,492
45,300	Canon, Inc.	1,547,359
61,000	Central Glass Co., Ltd.	1,328,761
14,100	Central Japan Railway Co.	2,471,399
248,294	Chiba Bank, Ltd. (The)‡	1,775,656
33,900	Chudenko Corp.	984,791
330,300	Citizen Watch Co., Ltd.	2,274,086
118,800	COMSYS Holdings Corp.	2,837,944
2,000	Cosmos Pharmaceutical Corp.	446,320
251,600	Dai-ichi Life Holdings, Inc.	4,512,774
22,900	Daiichikosho Co., Ltd.	1,094,497
30,500	Daikyonishikawa Corp.	490,970
591,246	Daiwa Securities Group, Inc.	3,347,409
30,200	Denka Co., Ltd.	994,012
33,600	Denso Corp.	1,699,328

32	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

122,300	DIC Corp.	4,427,420
48,400	DMG Mori Co., Ltd.	868,547
73,500	East Japan Railway Co.	6,780,949
21,900	en-japan, Inc.	802,536
20,900	Enplas Corp.	967,343
30,600	Exedy Corp.	931,062
2,100	FANUC Corp.	425,168
44,700	FCC Co., Ltd.	995,142
32,300	Fuji Machine Manufacturing Co., Ltd.	601,437
85,100	Fuji Oil Holdings, Inc.	2,221,906
35,700	Fuji Seal International, Inc.	1,078,310
54,400	FUJIFILM Holdings Corp.	2,110,468
352,000	Fujikura, Ltd.	2,826,882
114,100	Fujitec Co., Ltd.‡	1,596,478
585,000	Fujitsu, Ltd.	4,344,170
11,900	Funai Soken Holdings, Inc.	366,308
9,100	Furukawa Electric Co., Ltd.	499,605
16,900	Fuyo General Lease Co., Ltd.	1,101,994
71,697	Glory, Ltd.	2,538,201
244,094	Hachijuni Bank, Ltd. (The)	1,524,436
24,600	Heiwado Co., Ltd.	538,265
123,300	Hino Motors, Ltd.	1,507,225
41,000	Hirose Electric Co., Ltd.	5,769,467
14,100	Hitachi High-Technologies Corp.	511,065
18,300	Hitachi Maxell, Ltd.	410,659
1,041,000	Hitachi, Ltd.	7,332,731
120,800	Hokuetsu Kishu Paper Co., Ltd.‡	754,430
106,800	Hoya Corp.	5,763,870
36,700	IBJ Leasing Co., Ltd.	992,773
215,100	Inpex Corp.	2,284,476
177,100	Isuzu Motors, Ltd.	2,345,810
122,500	Ito En, Ltd.	4,129,947
210,000	Itochu Corp.	3,438,280
70,600	Japan Airlines Co., Ltd.	2,388,352
269,300	Japan Tobacco, Inc.	8,823,155
63,400	JFE Holdings, Inc.	1,237,698
8,500	JINS, Inc.	530,849
135,600	JSR Corp.	2,575,515
43,500	Juki Corp.	621,401
43,000	K’s Holdings Corp.‡	952,330
27,800	Kaken Pharmaceutical Co., Ltd.‡	1,412,659
16,500	Kamigumi Co., Ltd.	381,846
29,000	Kandenko Co., Ltd.	304,260
146,000	Kaneka Corp.	1,133,603
164,600	Kanematsu Corp.	2,098,352
203,900	Kansai Electric Power Co., Inc. (The)	2,607,507
303,508	Kao Corp.	17,849,447
643,200	KDDI Corp.	16,953,533
75,600	Keihin Corp.	1,293,525
16,400	Keio Corp.	676,018

See accompanying Notes to the Financial Statements.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

9,500	Keyence Corp.	5,042,642
20,300	KH Neochem Co., Ltd.	497,559
17,100	Kikkoman Corp.	525,616
33,700	Kinden Corp.	542,481
35,900	Kintetsu World Express, Inc.	595,117
103,100	Kobayashi Pharmaceutical Co., Ltd.	5,834,380
7,000	Kobe Bussan Co., Ltd.	314,041
423,300	Komatsu, Ltd.	12,037,341
19,300	Komeri Co., Ltd.	555,519
55,000	Komori Corp.	691,378
36,700	Konami Holdings Corp.‡	1,763,843
346,900	Konica Minolta, Inc.‡	2,847,560
13,386	Kose Corp.	1,532,852
25,000	Kumagai Gumi Co., Ltd.	754,009
17,500	Kuraray Co., Ltd.	327,100
45,900	KYB Corp.	2,772,798
12,700	Kyocera Corp.	787,735
52,100	Kyudenko Corp.	2,017,998
13,600	Lintec Corp.	368,498
335,200	Marubeni Corp.	2,288,466
9,600	Maruwa Co., Ltd.	541,554
26,200	Matsumotokiyoshi Holdings Co., Ltd.	1,752,641
408,900	Mebuki Financial Group, Inc.	1,580,167
102,800	MISUMI Group, Inc.	2,705,960
314,300	Mitsubishi Chemical Holdings Corp.	2,993,200
109,200	Mitsubishi Electric Corp.	1,705,447
118,900	Mitsubishi Gas Chemical Co., Inc.	2,785,407
52,500	Mitsubishi Shokuhin Co., Ltd.	1,532,115
37,400	Mitsui Mining & Smelting Co., Ltd.	1,937,032
17,100	Mixi, Inc.‡	824,883
1,773,900	Mizuho Financial Group, Inc.‡	3,106,078
293,300	MonotaRO Co., Ltd.‡	7,842,873
128,700	MS&AD Insurance Group Holdings, Inc.	4,142,319
5,300	Murata Manufacturing Co., Ltd.	778,768
66,700	NEC Corp.	1,807,267
70,300	Nexon Co., Ltd.*	1,833,614
54,000	NH Foods Ltd.	1,484,742
161,100	Nihon Kohden Corp.	3,480,613
56,700	Nihon M&A Center, Inc.	2,770,399
46,800	Nikon Corp.	811,147
33,800	Nintendo Co., Ltd.	12,479,261
66,600	Nippon Electric Glass Co., Ltd.	2,576,671
40,700	Nippon Flour Mills Co., Ltd.	619,729
38,500	Nippon Paper Industries Co., Ltd.‡	715,515
326,000	Nippon Soda Co., Ltd.	1,980,935
48,036	Nippon Telegraph & Telephone Corp.,ADR	2,196,206
163,500	Nippon Telegraph & Telephone Corp.	7,490,512
46,900	Nishi-Nippon Financial Holdings, Inc.	512,894
29,200	Nishimatsu Construction Co., Ltd.	843,068

34	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

35,000	Nissan Chemical Industries, Ltd.	1,231,289
305,100	Nissan Motor Co., Ltd.‡	3,020,779
130,000	Nisshinbo Holdings, Inc.‡	1,537,156
23,100	Nissin Foods Holdings Co., Ltd.	1,403,669
29,900	Nitori Holdings Co., Ltd.	4,273,895
21,100	Nitto Denko Corp.	1,758,630
24,000	NOF Corp.	678,008
982,200	Nomura Holdings, Inc.	5,497,144
231,000	Nomura Research Institute, Ltd.‡	9,008,928
363,441	North Pacific Bank, Ltd.	1,149,425
12,600	Obara Group, Inc.	713,028
73,600	Obic Co., Ltd.	4,629,219
132,000	Oji Holdings Corp.	711,802
61,000	Okasan Securities Group, Inc.	350,073
35,800	Okumura Corp.	1,367,565
103,600	Omron Corp.	5,273,646
224,600	Orix Corp.	3,620,457
228,900	Panasonic Corp.	3,315,608
70,200	Penta-Ocean Construction Co., Ltd.	442,784
37,700	Pigeon Corp.	1,287,758
341,600	Pola Orbis Holdings, Inc.	10,333,123
257,000	Prima Meat Packers, Ltd.	1,737,458
633,800	Recruit Holdings Co., Ltd.	13,721,588
431,500	Resona Holdings, Inc.	2,215,671
23,500	Ricoh Co., Ltd.‡	228,392
58,500	Rohm Co., Ltd.	5,009,905
188,500	Rohto Pharmaceutical Co., Ltd.	4,245,081
26,000	Round One Corp.	349,469
16,900	Royal Holdings Co., Ltd.	425,334
43,600	Sankyu, Inc.	1,843,699
435,500	Santen Pharmaceutical Co., Ltd.	6,859,517
25,300	Sawai Pharmaceutical Co., Ltd.‡	1,436,210
15,700	SCREEN Holdings Co., Ltd.	1,087,905
87,100	Secom Co., Ltd.	6,346,504
58,200	Seiko Epson Corp.	1,407,885
32,600	Seiko Holdings Corp.‡	733,583
66,500	Seino Holdings Co., Ltd.	932,825
17,700	Seiren Co., Ltd.	325,964
61,400	Sekisui Chemical Co., Ltd.	1,207,654
264,300	Senshu Ikeda Holdings, Inc.	1,016,674
54,500	Shikoku Electric Power Co., Inc.	640,550
12,600	Shima Seiki Manufacturing, Ltd.	662,657
77,300	Shin-Etsu Chemical Co., Ltd.	6,908,346
21,200	Shindengen Electric Manufacturing Co., Ltd.	1,356,017
45,100	Ship Healthcare Holdings, Inc.	1,392,284
67,800	Shiseido Co., Ltd.	2,711,639
6,600	SMC Corp.‡	2,327,135
30,400	Sohgo Security Services Co., Ltd.	1,393,542
896,700	Sojitz Corp.	2,477,446

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

58,200	Sompo Holdings, Inc.	2,263,578
316,300	Start Today Co., Ltd.	10,017,408
113,000	Sumitomo Chemical Co., Ltd.	705,717
91,600	Sumitomo Electric Industries, Ltd.	1,495,676
229,741	Sumitomo Mitsui Financial Group, Inc.	8,816,960
128,300	Sumitomo Rubber Industries, Ltd.	2,350,239
41,800	Suntory Beverage & Food, Ltd.	1,860,418
115,600	Suzuki Motor Corp.	6,061,131
84,100	T-Gaia Corp.	1,633,960
10,700	Taiyo Holdings Co., Ltd.	498,094
54,800	Takuma Co., Ltd.	665,983
24,800	TDK Corp.	1,683,223
15,600	Teijin, Ltd.	307,385
105,800	Terumo Corp.	4,159,064
59,900	THK Co., Ltd.	2,038,085
94,800	Toagosei Co., Ltd.	1,269,165
8,800	Tocalo Co., Ltd.	338,898
149,000	Toda Corp.	1,160,867
4,300	Toei Co., Ltd.	477,120
5,500	Token Corp.	654,244
25,800	Tokio Marine Holdings, Inc.	1,008,942
39,600	Tokuyama Corp.	936,835
47,500	Tokyo Century Corp.	2,135,211
36,500	Tokyo Electron, Ltd.	5,603,163
79,600	Tokyo Gas Co., Ltd.	1,950,311
49,700	Tokyo Ohka Kogyo Co., Ltd.	1,766,091
24,300	Tokyo Seimitsu Co., Ltd.	860,263
27,900	Topre Corp.‡	856,345
252,300	Toray Industries, Inc.	2,446,457
18,000	Towa Pharmaceutical Co., Ltd.	908,275
38,000	Toyo Ink SC Holdings Co., Ltd.	213,690
146,000	Toyo Suisan Kaisha, Ltd.	5,363,212
87,000	Toyoda Gosei Co., Ltd.	2,055,106
47,400	Toyota Motor Corp.	2,825,514
71,100	TS Tech Co., Ltd.	2,387,581
61,000	Tsubakimoto Chain Co.	487,176
69,400	Ube Industries, Ltd.	2,003,731
13,100	Ulvac, Inc.	822,787
83,870	USS Co., Ltd.	1,691,333
96,900	Valor Holdings Co., Ltd.	2,069,450
44,300	West Japan Railway Co.	3,078,351
37,300	Yakult Honsha Co., Ltd.‡	2,687,363
38,700	Yamaha Corp.	1,426,776
148,900	Yamaha Motor Co., Ltd.	4,457,807
306,162	Yamato Holdings Co., Ltd.‡	6,178,181
124,400	Yokogawa Electric Corp.	2,117,447
73,000	Yokohama Rubber Co., Ltd. (The)	1,504,553

	Total Japan	547,003,253

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.1%

106,700	SAF-Holland SA	2,169,620

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,539,108

	Mexico — 0.3%

1,097,830	Grupo Financiero Banorte SAB de CV Series O	7,579,330

	Netherlands — 3.4%

31,558	Aalberts Industries NV	1,526,078
640,868	Aegon NV	3,733,619
37,690	ASM International NV	2,383,359
17,544	ASR Nederland NV	701,962
23,692	Core Laboratories NV	2,338,400
22,417	Euronext NV	1,364,555
19,607	EXOR NV	1,243,574
28,627	Ferrari NV	3,164,304
99,427	Heineken NV	9,832,433
500,473	ING Groep NV	9,229,879
330,308	Koninklijke Philips NV	13,639,813
130,000	NN Group NV	5,442,019
8,710	Randstad Holding NV	538,943
366,964	RELX NV	7,813,181
177,909	STMicroelectronics NV, ADR	3,454,993
200,064	STMicroelectronics NV (Euronext Exchange)	3,871,759
308,780	Yandex NV Class A*	10,174,301

	Total Netherlands	80,453,172

	New Zealand — 0.2%

757,106	Air New Zealand, Ltd.	1,844,441
152,951	Chorus, Ltd.	433,428
363,746	Sky Network Television, Ltd.	709,970
330,102	Trade Me Group, Ltd.	1,090,543

	Total New Zealand	4,078,382

	Norway — 0.6%

320,436	DNB ASA	6,460,809
31,500	Salmar ASA	890,356
89,259	SpareBank 1 SMN	911,058
70,600	Statoil ASA	1,412,834
374,939	Storebrand ASA	3,184,035
31,300	Yara International ASA	1,402,549

	Total Norway	14,261,641

	Philippines — 0.0%

6,261,800	Vista Land & Lifescapes, Inc.	783,965

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA*	1,546,613

	Portugal — 0.4%

782,528	Banco Espirito Santo SA* **** ¤ ^	—
356,550	Jeronimo Martins SGPS SA‡	7,035,055
302,546	Navigator Co. SA (The)	1,475,030

	Total Portugal	8,510,085

	Russia — 0.3%

346,335	Gazprom PJSC, ADR	1,451,144
48,600	LUKOIL PJSC, ADR	2,577,258
49,400	MMC Norilsk Nickel PJSC, (London Exchange), ADR	850,421
32,432	Tatneft PJSC, (London Exchange), ADR	1,384,846

	Total Russia	6,263,669

	Singapore — 0.2%

146,200	DBS Group Holdings, Ltd.	2,241,529
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,804,836

	Total Singapore	4,046,365

	South Korea — 0.2%

35,889	Kia Motors Corp.	991,738
1,500	Samsung Electronics Co., Ltd.	3,357,925
6,440	SK Telecom Co., Ltd.	1,433,798

	Total South Korea	5,783,461

	Spain — 2.1%

9,687	Acciona SA	779,306
244,502	Amadeus IT Group SA Class A	15,894,866
1,095,927	Banco Santander SA	7,653,134
334,800	Distribuidora Internacional de Alimentacion SA	1,953,275
117,718	Ence Energia y Celulosa SA	612,331
98,653	Endesa SA	2,224,670
228,697	Gas Natural SDG SA	5,063,945
1,070,173	Iberdrola SA	8,314,618
20,191	Let’s GOWEX SA* **** ¤ ^ ‡	—
260,656	Liberbank SA*	240,663
714,400	Mapfre SA	2,325,927
444,071	Telefonica SA	4,825,620

	Total Spain	49,888,355

	Sweden — 2.1%

68,167	Atlas Copco AB Class A	2,880,396
60,271	Atlas Copco AB Class B	2,331,875
130,047	Boliden AB	4,392,602
30,672	Com Hem Holding AB	437,401
30,104	Industrivarden AB Class A	801,805
133,780	Investor AB Class B	6,593,652

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

119,080	Kinnevik AB Class B	3,874,821
292,650	Lundin Petroleum AB*	6,389,120
230,914	Nordea Bank AB	3,123,231
156,023	Sandvik AB	2,685,652
368,300	SAS AB* ‡	1,177,679
184,694	Skandinaviska Enskilda Banken AB Class A	2,427,936
115,000	SKF AB Class B	2,500,812
491,706	Svenska Handelsbanken AB Class A	7,403,587
286,200	Telia Co. AB	1,345,033

	Total Sweden	48,365,602

	Switzerland — 8.5%

85,894	ABB, Ltd.	2,125,157
5,801	Adecco Group AG	452,042
9,400	ALSO Holding AG*	1,328,007
35,600	Aryzta AG* ‡	1,094,196
8,468	Autoneum Holding AG	2,369,482
3,316	Bucher Industries AG	1,180,614
104,711	Cie Financiere Richemont SA	9,577,226
82,184	Coca-Cola HBC AG*	2,784,119
6,429	Comet Holding AG	952,789
197,300	Credit Suisse Group AG*	3,125,888
7,537	Flughafen Zurich AG	1,705,873
58,048	GAM Holding AG*	899,876
8,180	Geberit AG	3,872,735
1,700	Georg Fischer AG	2,097,768
6,380	Givaudan SA	13,892,786
2,918	Helvetia Holding AG	1,586,263
17,095	Implenia AG	1,131,599
236,456	Julius Baer Group, Ltd.*	14,002,614
62,319	Logitech International SA	2,274,167
65,880	Lonza Group AG*	17,293,840
312,846	Nestle SA	26,221,383
8,037	Partners Group Holding AG	5,457,120
4,000	Rieter Holding AG*	851,592
123,358	Roche Holding AG	31,515,190
14,476	Schindler Holding AG	3,200,100
2,926	SGS SA	7,024,698
2,065	Siegfried Holding AG*	680,259
403	Sika AG	3,000,842
7,574	Sonova Holding AG	1,286,077
25,193	Swiss Life Holding AG*	8,881,079
73,664	Swiss Re AG	6,676,657
17,648	Temenos Group AG*	1,802,007
572,162	UBS Group AG*	9,786,359
11,332	VAT Group AG*	1,569,334
11,934	Vontobel Holding AG	767,767
20,736	Zurich Insurance Group AG	6,330,523

	Total Switzerland	198,798,028

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 1.2%

591,000	Charoen Pokphand Enterprise	1,253,176
2,407,000	Compeq Manufacturing Co., Ltd.	2,615,441
608,000	Fubon Financial Holding Co., Ltd.	948,371
1,148,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,196,214
391,571	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,703,491

	Total Taiwan	27,716,693

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,392,918
23,666,400	Sansiri PCL	1,617,973

	Total Thailand	3,010,891

	Turkey — 0.0%

208,146	TAV Havalimanlari Holding AS	1,033,092

	United Kingdom — 13.9%

454,689	3i Group Plc	5,569,605
38,991	Acacia Mining Plc	101,643
150,718	Ashmore Group Plc	685,899
573,387	Ashtead Group Plc	13,839,429
17,768	ASOS Plc*	1,419,579
1,378,911	BAE Systems Plc	11,682,849
712,929	Barclays Plc	1,849,395
211,562	Barratt Developments Plc	1,744,210
256,120	BBA Aviation Plc	1,025,372
61,900	Bellway Plc	2,738,096
61,200	Berkeley Group Holdings Plc	3,051,990
124,972	BHP Billiton Plc, ADR	4,430,257
18,887	BP Plc, ADR	725,827
759,300	BP Plc	4,862,325
158,856	British American Tobacco Plc	9,957,392
398,700	BT Group Plc	1,518,626
306,930	Bunzl Plc	9,335,337
352,865	Cairn Energy Plc*	906,602
349,974	Carillion Plc‡	240,640
570,622	Centrica Plc	1,431,625
779,431	Compass Group Plc	16,553,802
150,255	Crest Nicholson Holdings Plc	1,114,790
88,026	Dechra Pharmaceuticals Plc	2,409,241
381,860	Diageo Plc	12,567,268
31,707	Diageo Plc, ADR	4,189,446
33,665	Dialog Semiconductor Plc*	1,487,080
229,693	Drax Group Plc	959,326
86,500	easyJet Plc	1,412,361
524,070	Experian Plc	10,539,745
136,850	Ferguson PLC	8,989,290
701,600	Firstgroup Plc*	1,101,323
57,349	Galliford Try Plc	1,041,029
591,200	GKN Plc	2,744,414

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

108,200	GlaxoSmithKline Plc	2,160,803
1,719,840	Glencore Plc*	7,891,386
47,696	Greggs Plc	797,972
427,706	Halma Plc	6,426,915
576,949	Hays Plc	1,466,076
204,131	IG Group Holdings Plc	1,755,521
368,476	IMI Plc	6,144,966
121,168	Imperial Brands Plc	5,176,070
293,969	Inchcape Plc	3,403,702
31,876	InterContinental Hotels Group Plc	1,688,419
71,726	Intermediate Capital Group Plc	900,724
64,142	Intertek Group Plc	4,287,315
151,226	IWG Plc	627,952
1,287,320	J Sainsbury Plc	4,108,848
134,454	Jardine Lloyd Thompson Group Plc	2,207,976
218,943	Jupiter Fund Management Plc	1,621,471
676,000	Kingfisher Plc	2,707,261
4,197,051	Lloyds Banking Group Plc	3,813,858
306,750	London Stock Exchange Group Plc	15,762,406
728,107	Man Group Plc	1,640,156
489,400	Marks & Spencer Group Plc	2,320,436
309,291	Meggitt Plc	2,161,943
213,648	Michael Page International Plc	1,427,184
400,400	Mitchells & Butlers Plc	1,353,735
73,124	Moneysupermarket.com Group Plc	311,980
39,600	National Grid Plc, ADR	2,483,316
150,713	NEX Group Plc	1,338,591
1,294,785	Old Mutual Plc	3,373,541
526,246	Paragon Group of Cos. Plc (The)	3,102,330
324,784	Paysafe Group Plc*	2,538,223
1,132,996	QinetiQ Group Plc	3,753,087
208,872	Reckitt Benckiser Group Plc	19,092,279
187,599	Redrow Plc	1,491,276
100,513	RELX Plc	2,207,548
37,337	Renishaw Plc	2,385,938
598,645	Rentokil Initial Plc	2,414,335
92,700	Restaurant Group Plc (The)	375,476
13,824	Rightmove Plc	750,225
89,687	Rio Tinto Plc, ADR	4,232,329
79,900	Royal Dutch Shell Plc Class B	2,459,654
340,973	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	10,307,218
211,900	Royal Mail Plc	1,092,264
25,148	Smith & Nephew Plc, ADR	915,387
159,221	Smith & Nephew Plc	2,879,582
119,312	Spectris Plc	3,857,805
130,955	Spirax-Sarco Engineering Plc	9,707,190
56,100	SSE Plc	1,051,474
554,354	St James’s Place Plc	8,523,363
232,817	Stagecoach Group Plc	533,197

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

216,805	Tate & Lyle Plc	1,886,333
279,410	Weir Group Plc (The)	7,366,203
107,568	WM Morrison Supermarkets Plc	337,850
6,216	WPP Plc, ADR	576,845

	Total United Kingdom	325,423,747

	United States — 2.2%

57,940	Analog Devices, Inc.	4,992,690
46,755	ANSYS, Inc.*	5,738,241
271,040	Cadence Design Systems, Inc.*	10,697,949
184,970	Colgate-Palmolive Co.	13,475,064
66,667	DENTSPLY SIRONA, Inc.	3,987,353
41,620	Nordson Corp.	4,931,970
8,103	NVIDIA Corp.	1,448,573
78,615	Texas Instruments, Inc.	7,047,049

	Total United States	52,318,889

	TOTAL COMMON STOCKS (COST $1,866,028,011)	2,196,864,130

	INVESTMENT COMPANY — 1.0%

	United States — 1.0%

328,427	iShares MSCI EAFE ETF	22,490,681

	TOTAL INVESTMENT COMPANY (COST $18,602,126)	22,490,681

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%

800,360	Itausa — Investimentos Itau SA, 5.12%	2,790,879

	Germany — 0.8%

21,960	Fuchs Petrolub SE, 1.80%	1,300,392
104,093	Henkel AG & Co. KGaA, 1.40%	14,170,207
31,660	Porsche Automobil Holding SE, 1.83%	2,024,878

	Total Germany	17,495,477

	TOTAL PREFERRED STOCKS (COST $14,720,006)	20,286,356

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.8%

	Bank Deposit — 4.5%

105,366,855	State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	105,366,855

	Mutual Fund - Securities Lending Collateral — 1.2%

28,314,998	State Street Institutional U.S. Government Money Market Fund, Premier Class***	28,314,998

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%

3,500,000		United States Treasury Bill, 0.94%, due 10/12/17** ‡‡	3,498,988

		TOTAL SHORT-TERM INVESTMENTS (COST $137,180,781)	137,180,841

		TOTAL INVESTMENTS — 101.3% (Cost $2,036,530,924)	2,376,822,008

		Other Assets and Liabilities (net) — (1.3)%	(30,880,687)

		NET ASSETS — 100.0%	$2,345,941,321

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,777,235 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $3,170,360.

	¤	Illiquid security. The total market value of the securities at period end is $3,204,229 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $4,472,807.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	4,615,000	USD	5,500,849	02/23/18	Morgan Stanley & Co.	$282
USD	19,735,088	JPY	2,128,429,000	02/23/18	Morgan Stanley & Co.	684,750

						$685,032

Currency Abbreviations

EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
920	MSCI EAFE Index	Dec 2017	$91,006,400	$246,806

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	7.9
Insurance	6.1
Chemicals	4.9
Commercial Services	4.7
Food	4.3
Diversified Financial Services	3.8
Pharmaceuticals	3.4
Semiconductors	3.4
Internet	3.1
Retail	3.0
Electronics	2.8
Beverages	2.6
Software	2.6
Oil & Gas	2.5
Transportation	2.4
Cosmetics & Personal Care	2.2
Telecommunications	2.2
Electric	1.8
Real Estate	1.8
Auto Parts & Equipment	1.7
Mining	1.6
Electrical Components & Equipment	1.5
Building Materials	1.4
Household Products & Wares	1.4
Airlines	1.3
Machinery — Diversified	1.3
Apparel	1.2
Auto Manufacturers	1.2
Distribution & Wholesale	1.2
Miscellaneous — Manufacturing	1.2
Agriculture	1.0
Unaffiliated Fund	1.0
Engineering & Construction	0.9
Health Care — Products	0.9
Aerospace & Defense	0.8
Computers	0.7
Food Service	0.7
Gas	0.7
Machinery — Construction & Mining	0.7
Biotechnology	0.6
Holding Companies — Diversified	0.6
Home Builders	0.6
Investment Companies	0.6
Leisure Time	0.6
Hand & Machine Tools	0.5
Lodging	0.5
Toys, Games & Hobbies	0.5
Forest Products & Paper	0.4
Iron & Steel	0.4
Media	0.4
Metal Fabricate & Hardware	0.4

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Home Furnishings	0.2
Office & Business Equipment	0.2
Packaging & Containers	0.2
REITS	0.2
Textiles	0.2
Advertising	0.1
Entertainment	0.1
Environmental Control	0.1
Oil & Gas Services	0.1
Shipbuilding	0.1
Energy — Alternate Sources	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.5

100.0%

46	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.8%

	Asset Backed Securities — 12.8%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1R, 2.46% (3 mo. USD LIBOR plus 1.160%), due 07/15/26† 144A	753,368
315,000	Aegis Asset Backed Securities Trust, Series 2005-4, Class M1, 1.69% (1 mo. USD LIBOR plus 0.450%), due 10/25/35†	315,024
750,000	AIMCO CLO, Series 2015-AA, Class A1, 3.00% (3 mo. USD LIBOR plus 1.700%), due 01/15/28† 144A	751,064
420,000	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.74%, due 09/15/21	419,604
290,000	Ally Auto Receivables Trust, Series 2017-4, Class A4, 1.96%, due 07/15/22	289,217
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 2.79% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	251,963
400,000	ALM CLO XII, Ltd., Series 2015-12A, Class A1R, 2.35% (3 mo. USD LIBOR plus 1.050%), due 04/16/27† 144A	401,689
108,918	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	115,044
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.93% (1 mo. USD LIBOR plus 0.700%), due 02/16/21†	1,003,626
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	816,444
1,300,000	American Express Credit Account Master Trust, Series 2017-2, Class A, 1.69% (1 mo. USD LIBOR plus 0.450%), due 09/16/24†	1,311,299
400,000	American Express Credit Account Master Trust, Series 2017-5, Class A, 1.61% (1 mo. USD LIBOR plus 0.380%), due 02/18/25†	402,374
200,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, due 06/19/23	200,353
611,560	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 2.00% (1 mo. USD LIBOR plus 0.760%), due 09/25/33†	611,336
116,273	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.93% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	116,959
785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	769,445
653,363	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	674,162
266,918	Argent Securities, Inc., Series 2004-W6, Class M1, 2.06% (1 mo. USD LIBOR plus 0.825%), due 05/25/34†	266,797
312,513	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 2.21% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	312,941
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 2.56% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	1,007,285
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	999,145
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,000,896
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,127,115
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 2.64% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	252,117
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 2.86% (3 mo. USD LIBOR plus 1.550%), due 01/24/29† 144A	504,450
25,900	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 2.37% (1 mo. USD LIBOR plus 0.570%), due 09/25/34†	25,968
500,000	Benefit Street Partners CLO V, Ltd., Series 2014-VA, Class AR, 2.51% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	502,666

See accompanying Notes to the Financial Statements.	47

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 1.00% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† †††† 144A	250,000
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 2.63% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	251,936
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	311,097
947,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	946,289
460,000	California Republic Auto Receivables Trust, Series 2015-2, Class A4, 1.75%, due 01/15/21	460,026
190,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	189,540
860,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, due 04/15/22	854,034
965,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, due 01/17/23	968,194
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 2.76% (3 mo. USD LIBOR plus 1.450%), due 01/20/29† 144A	504,535
250,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3A, Class A1AR, 2.47% (3 mo. USD LIBOR plus 1.150%), due 07/27/26† 144A	250,068
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 2.39% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	505,237
270,000	CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.80%, due 03/15/21	270,181
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	160,386
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	278,209
565,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, due 06/15/21	561,451
1,220,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.27%, due 07/15/21	1,209,669
800,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, due 01/18/22 144A	800,634
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	253,549
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,018,784
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1.86% (1 mo. LIBOR plus 0.620%), due 04/22/26†	809,348
800,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.60% (1 mo. LIBOR plus 0.370%), due 08/08/24†	803,880
573,934	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	578,715
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	314,460
334,163	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	347,889
1,396,765	Colony American Homes, Series 2014-1A, Class A, 2.38% (1 mo. LIBOR plus 1.150%), due 05/17/31† 144A	1,403,480
429,000	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	439,549
929,000	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47†††† 144A	933,041
130,000	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47†††† 144A	130,508
1,070,000	Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.88%, due 02/15/23	1,069,052
520,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	527,391
240,713	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	243,384
250,000	Eaton Vance CLO, Ltd., Series 2014-1A, Class AR, 2.50% (3 mo. USD LIBOR plus 1.200%), due 07/15/26† 144A	250,306
412,621	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, due 02/22/22 144A	412,372

48	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

800,000	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, due 07/20/22 144A	802,405
500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.97%, due 01/20/23 144A	500,214
219,435	EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3, 2.21% (1 mo. USD LIBOR plus 0.975%), due 12/25/34†	219,507
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class AR, 2.55% (3 mo. USD LIBOR plus 1.250%), due 01/16/26† 144A	251,030
124,688	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	126,388
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	338,643
1,100,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62%, due 08/15/28 144A	1,112,297
1,300,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, due 03/15/29 144A	1,299,856
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	112,612
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 1.74% (1 mo. LIBOR plus 0.500%), due 01/20/20†	500,567
400,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/21 144A	400,274
330,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, due 05/15/20 144A	330,106
700,000	Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	699,478
300,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	298,730
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.76% (3 mo. USD LIBOR plus 1.450%), due 05/05/27† 144A	250,045
274,924	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	275,360
245,499	Home Equity Asset Trust, Series 2003-8, Class M1, 2.32% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	248,268
515,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A4, 1.62%, due 08/15/22	513,086
1,185,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.33%, due 11/18/22	1,173,636
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	504,430
560,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.72%, due 07/21/21	559,833
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	124,738
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	144,766
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	879,698
450,000	Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, due 08/16/21‡	450,292
750,000	ICG US CLO, Ltd., Series 2014-3A, Class A1AR, 2.54% (3 mo. USD LIBOR plus 1.230%), due 01/25/27† 144A	752,063
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 2.60% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	503,506
1,129,433	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.53% (1 mo. USD LIBOR plus 1.300%), due 08/17/32† 144A	1,138,462
500,000	KVK CLO, Ltd., Series 2014-1A, Class A1R, 2.62% (3 mo. USD LIBOR plus 1.300%), due 05/15/26† 144A	500,147
500,000	KVK CLO, Ltd., Series 2014-2A, Class AR, 2.48% (3 mo. USD LIBOR plus 1.180%), due 07/15/26† 144A	502,294
750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 2.51% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	751,097
3,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	3,335,063
103,744	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A, 1.76% (1 mo. USD LIBOR plus 0.520%), due 06/25/35†	101,118
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,575,146
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	701,085

See accompanying Notes to the Financial Statements.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

137,859	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 2.29% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	136,750
203,062	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 2.26% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	201,627
250,000	Mountain View CLO, Ltd., Series 2014-1A, Class AR, 2.54% (3 mo. USD LIBOR plus 1.240%), due 10/15/26† 144A	250,686
277,545	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.96% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	270,323
460,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 1.91% (1 mo. USD LIBOR plus 0.675%), due 03/25/35†	460,374
305,775	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 1.91% (1 mo. USD LIBOR plus 0.675%), due 06/25/35†	306,673
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,219,546
610,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	610,344
280,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, due 08/16/21	280,178
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	329,218
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 2.56% (3 mo. USD LIBOR plus 1.260%), due 07/15/30† 144A	251,651
98,976	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	99,039
1,700,000	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	1,698,581
795,623	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	798,095
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.04% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	701,759
500,000	OZLM Funding II CLO, Ltd., Series 2012-2A, Class A1R, 2.75% (3 mo. USD LIBOR plus 1.440%), due 10/30/27† 144A	502,602
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 2.56% (3 mo. USD LIBOR plus 1.490%), due 10/22/30† 144A	753,435
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 2.56% (3 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	251,449
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 2.80% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	757,355
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 2.62% (3 mo. USD LIBOR plus 1.300%), due 05/21/29† 144A	503,566
215,000	RAAC Trust, Series 2006-SP4, Class M1, 1.58% (1 mo. USD LIBOR plus 0.340%), due 11/25/36†	208,447
500,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A1R, 2.33% (3 mo. USD LIBOR plus 1.020%), due 07/25/26† 144A	501,218
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 2.79% (3 mo. USD LIBOR plus 1.520%), due 12/20/28† 144A	501,217
13,376	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	13,681
463,620	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.93% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	466,181
316,312	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	316,186
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 2.80% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	503,643

50	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

3,892,549	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	4,026,567
3,594,780	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,712,731
1,518,945	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,557,990
1,047,411	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,066,567
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 2.57% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	504,206
586,649	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	591,381
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	866,194
3,260,125	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,349,143
1,205,567	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,270,712
205,082	Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1.97% (1 mo. USD LIBOR plus 0.735%), due 03/25/35†	205,915
305,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	306,323
386,100	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	394,459
750,000	Telos CLO, Series 2013-3A, Class AR, 2.57% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	752,631
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 2.85% (3 mo. USD LIBOR plus 1.550%), due 01/15/29† 144A	1,004,100
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 2.53% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	250,979
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.47%, due 11/25/60◆◆ 144A	276,993
527,537	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56◆◆ 144A	528,322
153,604	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56◆◆ 144A	154,796
129,738	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57◆◆ 144A	130,596
1,207,147	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	1,215,665
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	262,249
425,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, due 02/16/21	424,846
535,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.76%, due 07/15/21	535,606
300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	299,775
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 3.01% (3 mo. USD LIBOR plus 1.700%), due 10/25/28† 144A	752,416
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 2.65% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	503,706
2,398,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	2,389,800
700,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, due 05/20/21 144A	698,043
3,220,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	3,230,210
119,957	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, due 04/25/47†† 144A	120,911
133,944	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 04/25/59†† 144A	134,793
275,000	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	273,750
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 2.96% (3 mo. USD LIBOR plus 1.650%), due 10/20/28† 144A	502,397
720,984	Wells Fargo Home Equity Trust, Series 2005-4, Class M1, 1.70% (1 mo. USD LIBOR plus 0.460%), due 12/25/35†	724,914
852,600	Wendys Funding LLC, Series 2015-1A, Class A2I, 3.37%, due 06/15/45 144A	862,596

See accompanying Notes to the Financial Statements.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

500,000	West CLO, Ltd., Series 2013-1A, Class A1AR, 2.47% (3 mo. USD LIBOR plus 1.160%), due 11/07/25† 144A	500,781
243,513	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30‡‡‡‡	244,280
695,000	World Omni Auto Receivables Trust, Series 2016-A, Class A3, 1.77%, due 09/15/21	695,245
145,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, due 02/15/23	144,794
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 2.57% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	251,815

		105,098,806

	Corporate Debt — 37.4%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	26,349
775,000	Abbott Laboratories, 2.90%, due 11/30/21	789,964
812,000	AbbVie, Inc., 3.20%, due 11/06/22	833,560
720,000	AbbVie, Inc., 3.60%, due 05/14/25	747,684
500,000	AbbVie, Inc., 4.50%, due 05/14/35	539,681
244,069	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	270,917
410,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	415,575
380,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	407,645
347,000	AECOM, 5.13%, due 03/15/27	359,579
400,000	AEP Texas, Inc., 3.80%, due 10/01/47 144A	398,155
175,000	AEP Transmission Co. LLC, 3.75%, due 12/01/47 144A	174,922
340,000	AerCap Global Aviation Trust, 6.50% (3 mo. USD LIBOR plus 4.300%), due 06/15/45† ‡ 144A	373,575
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	286,628
355,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	378,060
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	356,407
370,000	Aetna, Inc., 4.75%, due 03/15/44	423,059
315,000	Agrium, Inc., 4.90%, due 06/01/43	345,358
150,000	Agrium, Inc., 5.25%, due 01/15/45	172,544
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	358,800
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	256,012
1,941,636	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	1,990,177
170,000	Air Lease Corp., 3.38%, due 01/15/19‡	172,879
155,000	Aircastle, Ltd., 5.50%, due 02/15/22	170,113
150,000	Aircastle, Ltd., 7.63%, due 04/15/20	167,625
210,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	210,913
385,000	Allergan Funding SCS, 3.80%, due 03/15/25	400,455
605,000	Allergan Funding SCS, 4.55%, due 03/15/35	647,411
39,000	Allergan Funding SCS, 4.75%, due 03/15/45	42,359
225,000	Ally Financial, Inc., 3.25%, due 11/05/18	227,567
465,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	504,757
200,000	Altice Financing SA, 6.63%, due 02/15/23 144A	212,500
135,000	Altria Group, Inc., 2.85%, due 08/09/22	137,950
595,000	Amazon.com, Inc., 3.15%, due 08/22/27 144A	600,488
1,393,000	Amazon.com, Inc., 3.88%, due 08/22/37 144A	1,422,457
585,000	Amazon.com, Inc., 4.05%, due 08/22/47 144A	598,760
290,000	AMC Entertainment Holdings, Inc., 6.13%, due 05/15/27‡	287,825
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	351,900
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	663,956

52	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	150,752
324,080	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	329,346
3,782,353	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,061,604
90,371	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, due 07/15/29	95,116
228,000	American Airlines 2017-1 Class A Pass Through Trust, 4.00%, due 08/15/30	237,690
270,000	American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, due 02/15/29	278,640
150,000	American Airlines 2017-2 Class A Pass Through Trust, 3.60%, due 04/15/31	152,625
455,000	American Express Co., 2.50%, due 08/01/22	454,993
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	1,004,387
465,000	American Honda Finance Corp., (MTN), 2.00%, due 02/14/20	466,188
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	239,367
510,000	American Tower Corp. REIT, 3.55%, due 07/15/27	507,766
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	254,864
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	185,850
813,000	Amgen, Inc., 4.66%, due 06/15/51	895,634
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40	343,859
6,000,000	Anadarko Petroleum Corp., 6.92%, due 10/10/36‡‡	2,539,345
240,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	250,884
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	514,260
2,280,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	2,585,677
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	366,061
350,000	Anixter, Inc., 5.63%, due 05/01/19	368,812
230,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24	239,200
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,784
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	311,520
390,000	Arconic, Inc., 5.13%, due 10/01/24	416,218
215,000	Ares Capital Corp., 3.88%, due 01/15/20‡	220,560
240,000	Arrow Electronics, Inc., 3.88%, due 01/12/28	239,992
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	174,150
150,000	AT&T, Inc., 2.63%, due 12/01/22	148,826
2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,054,139
5,000,000	AT&T, Inc., 3.60%, due 11/27/22‡‡ 144A	4,206,245
120,000	AT&T, Inc., 3.88%, due 08/15/21‡	125,725
400,000	AT&T, Inc., 3.90%, due 08/14/27	401,577
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,658
394,000	AT&T, Inc., 4.75%, due 05/15/46	380,359
45,000	AT&T, Inc., 4.90%, due 08/14/37	45,621
110,000	AT&T, Inc., 5.25%, due 03/01/37	116,113
50,000	AT&T, Inc., 5.30%, due 08/14/58	50,754
640,000	AT&T, Inc., 5.45%, due 03/01/47	679,523
425,000	Australia & New Zealand Banking Group, Ltd., 2.13%, due 08/19/20	424,811
200,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† 144A	226,500
365,000	Autodesk, Inc., 3.50%, due 06/15/27	364,841
190,000	AXA SA, 8.60%, due 12/15/30	272,650
260,000	BAC Capital Trust XIV, 4.00% (3 mo. USD LIBOR plus 0.400%)† †††††	231,725
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,310,870
600,000	Bank of America Corp., 2.60%, due 01/15/19	605,040

See accompanying Notes to the Financial Statements.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,526,000	Bank of America Corp., 3.50%, due 04/19/26	2,572,844
300,000	Bank of America Corp., 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28†	303,286
500,000	Bank of America Corp., 4.13%, due 01/22/24	532,376
30,000	Bank of America Corp., 4.20%, due 08/26/24	31,580
245,000	Bank of America Corp., 4.25%, due 10/22/26	256,604
1,390,000	Bank of America Corp., 4.45%, due 03/03/26	1,472,141
420,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.387%)† †††††	429,463
270,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.553%)† ††††† ‡	305,775
100,000	Bank of America Corp., 7.63%, due 06/01/19	109,174
450,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	441,546
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	758,643
378,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	389,389
270,000	Bank of America Corp., (MTN), 4.44% (3 mo. USD LIBOR plus 1.990%), due 01/20/48† ‡	293,114
425,000	Banque Federative du Credit Mutuel SA, 2.20%, due 07/20/20 144A	424,936
380,000	Barclays Plc, 3.20%, due 08/10/21	385,974
300,000	Barclays Plc, 3.68%, due 01/10/23	307,975
325,000	Barclays Plc, 4.38%, due 01/12/26	339,766
200,000	Barclays Plc, 4.95%, due 01/10/47	219,449
770,000	BAT Capital Corp., 3.22%, due 08/15/24 144A	773,053
375,000	Becton Dickinson and Co., 2.13%, due 06/06/19	376,186
1,060,000	Becton Dickinson and Co., 3.70%, due 06/06/27	1,073,877
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,843,645
105,000	BHP Billiton Finance USA, Ltd., 6.25% (USD 5 year swap rate plus 4.971%), due 10/19/75† 144A	115,553
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,207,676
1,555,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	1,685,736
340,000	BMW US Capital LLC, 2.15%, due 04/06/20 144A	341,972
170,000	Boardwalk Pipelines, LP, 4.45%, due 07/15/27	173,434
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	2,010,594
280,000	BPCE SA, 4.50%, due 03/15/25 144A	289,807
415,000	BPCE SA, 5.70%, due 10/22/23 144A	462,585
595,000	Branch Banking & Trust Co., 2.10%, due 01/15/20	597,580
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	226,269
530,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27 144A	521,446
263,792	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	283,471
72,277	British Airways 2013-1 Class B Pass Through Trust, 5.63%, due 12/20/21 144A	75,619
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20 144A	427,584
1,022,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27 144A	1,054,632
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24‡‡‡‡	298,984
185,000	Bunge, Ltd. Finance Corp., 8.50%, due 06/15/19	204,416
245,000	C&W Senior Financing Designated Activity Co., 6.88%, due 09/15/27 144A	255,412
305,000	CA, Inc., 3.60%, due 08/15/22	312,962
248,000	CA, Inc., 4.70%, due 03/15/27	260,526
933,000	Canadian Natural Resources, Ltd., 2.95%, due 01/15/23	928,669
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,098,361
310,000	Capital One Financial Corp., 2.45%, due 04/24/19	312,011
585,000	Capital One Financial Corp., 3.75%, due 07/28/26	580,421
460,000	Capital One Financial Corp., 4.20%, due 10/29/25	473,497

54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

265,000	Capital One NA/Mclean VA, 2.35%, due 08/17/18	266,060
320,000	Cardinal Health, Inc., 1.95%, due 06/14/19	320,260
190,000	Cascades, Inc., 5.50%, due 07/15/22 144A	198,075
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	220,500
39,000	CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	41,145
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	253,506
225,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	196,875
380,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	334,173
205,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	204,813
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28 144A	527,277
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,296
1,582,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,855,478
815,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	959,871
386,000	Chemours Co. (The), 6.63%, due 05/15/23	412,537
92,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27 144A	94,990
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	143,640
240,000	Chester Downs & Marina LLC/Chester Downs Finance Corp., 9.25%, due 02/01/20‡ 144A	244,200
240,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21‡	237,600
185,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	180,838
30,000	Chubb INA Holdings, Inc., 4.35%, due 11/03/45	33,050
175,000	Cimarex Energy Co., 4.38%, due 06/01/24	185,388
200,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	196,500
400,000	Citigroup, Inc., 2.35%, due 08/02/21	397,495
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,390,010
789,000	Citigroup, Inc., 2.75% (3 mo. USD LIBOR plus 1.430%), due 09/01/23†	809,734
465,000	Citigroup, Inc., 2.75%, due 04/25/22	467,725
983,000	Citigroup, Inc., 3.40%, due 05/01/26	986,945
1,110,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,140,843
140,000	Citigroup, Inc., 4.28% (3 mo. USD LIBOR plus 1.839%), due 04/24/48†	148,005
180,000	Citigroup, Inc., 4.40%, due 06/10/25	189,681
460,000	Citigroup, Inc., 4.60%, due 03/09/26‡	490,593
115,000	Citigroup, Inc., 4.75%, due 05/18/46	125,693
560,000	Citigroup, Inc., 5.88% (3 mo. USD LIBOR plus 4.059%)† †††††	585,620
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† †††††	140,400
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† †††††	247,825
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† †††††	580,594
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† †††††	128,550
495,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.517%)† ††††† ‡	557,494
390,000	Citizens Bank NA/Providence RI, 2.20%, due 05/26/20	390,188
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	258,750
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,763,122
300,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	321,750
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	232,095

See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

495,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	529,657
1,930,000	Comcast Corp., 4.25%, due 01/15/33	2,078,899
349,000	Comcast Corp., 6.40%, due 05/15/38	461,271
20,000	Comcast Corp., 6.50%, due 11/15/35	26,751
90,000	Comcast Corp., 6.95%, due 08/15/37	125,714
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 02/06/24 144A	214,112
73,000	Commercial Metals Co., 5.38%, due 07/15/27	76,833
350,000	Commerzbank AG, 8.13%, due 09/19/23 144A	424,839
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	47,034
190,000	ConocoPhillips Co., 4.95%, due 03/15/26‡	214,538
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	746,655
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	69,237
400,000	Consumers Energy Co., 3.25%, due 08/15/46	368,941
1,182,313	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,304,978
187,890	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	198,929
475,000	Continental Resources, Inc., 5.00%, due 09/15/22	484,500
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	815,777
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,496,160
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21	209,100
300,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	336,172
250,000	Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.283%), due 09/19/33† 144A	263,263
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.13%, due 12/10/20	510,417
300,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	314,349
357,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	378,412
335,000	Crown Castle Towers LLC, 6.11%, due 01/15/40 144A	358,143
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,163,992
275,000	CVS Health Corp., 2.88%, due 06/01/26	266,173
600,000	CVS Health Corp., 5.13%, due 07/20/45‡	692,715
2,889,219	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,584,281
205,000	Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	201,275
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,617,517
265,000	DaVita, Inc., 5.00%, due 05/01/25	262,096
578,000	DCP Midstream Operating LP, 5.35%, due 03/15/20 144A	606,900
240,000	DCP Midstream Operating LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† 144A	225,000
210,000	DCP Midstream Operating LP, 9.75%, due 03/15/19 144A	230,475
920,129	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.82%, due 02/10/24	1,062,197
70,553	Delta Air Lines 2010-1 Class A Pass Through Trust, 6.20%, due 01/02/20	72,846
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	416,678
375,000	Deutsche Bank AG, 3.38%, due 05/12/21	382,518
670,000	Devon Energy Corp., 7.95%, due 04/15/32	879,233
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	245,352
215,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 06/01/19 144A	219,358
640,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 06/15/26 144A	711,944
55,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24‡ 144A	60,790
250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, due 07/15/46 144A	322,095
235,000	Digicel, Ltd., 6.75%, due 03/01/23 144A	231,181
622,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	629,129

56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

665,000	Discover Financial Services, 3.75%, due 03/04/25	668,653
555,000	Discover Financial Services, 3.95%, due 11/06/24	568,984
72,000	Discover Financial Services, 5.20%, due 04/27/22	78,344
35,000	Discovery Communications LLC, 5.00%, due 09/20/37	35,650
125,000	Discovery Communications LLC, 5.20%, due 09/20/47	127,325
210,000	Dominion Energy, Inc., 2.58%, due 07/01/20	211,892
115,000	Dominion Resources, Inc., 2.85%, due 08/15/26‡	110,917
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	428,300
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	408,325
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,697,475
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	397,642
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	193,546
215,000	eBay, Inc., 2.15%, due 06/05/20	215,624
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	245,634
874,000	Electricite de France SA, 3.63%, due 10/13/25 144A	899,259
235,000	Electricite de France SA, 5.25% (USSW10 plus 3.709%)† ††††† 144A	244,767
494,000	Electronic Arts, Inc., 4.80%, due 03/01/26	547,730
465,000	Emera US Finance, LP, 3.55%, due 06/15/26	468,980
355,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	373,399
230,000	Enbridge Energy Partners, LP, 8.05% (3 mo. USD LIBOR plus 3.798%), due 10/01/77†	229,648
540,000	Encana Corp., 6.50%, due 08/15/34	633,615
179,000	Energy Transfer Equity, LP, 5.88%, due 01/15/24	193,096
110,000	Energy Transfer Partners, LP, 4.20%, due 04/15/27‡	111,588
295,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	289,235
203,000	Energy Transfer Partners, LP, 9.70%, due 03/15/19	224,302
110,000	EnerSys, 5.00%, due 04/30/23 144A	114,813
307,000	EnLink Midstream Partners, LP, 4.85%, due 07/15/26	321,803
162,000	Enova International, Inc., 9.75%, due 06/01/21	171,720
55,000	Enterprise Products Operating LLC, 3.70%, due 02/15/26	56,586
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	477,491
230,000	Enterprise Products Operating LLC, 5.02% (3 mo. USD LIBOR plus 3.708%), due 08/01/66†	230,402
440,000	Enterprise Products Operating LLC, 5.25%, due 08/16/77◆	444,950
85,000	Equifax, Inc., 3.25%, due 06/01/26	80,350
70,000	Equifax, Inc., 7.00%, due 07/01/37	85,142
174,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	189,442
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18‡‡‡‡	1,950,285
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ¤ ^ †††	—
120,000	Exela Intermediate LLC/Exela Finance, Inc., 10.00%, due 07/15/23 144A	118,500
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,340,780
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22‡	976,113
520,000	Expedia, Inc., 3.80%, due 02/15/28 144A	516,503
645,000	Expedia, Inc., 5.00%, due 02/15/26	702,625
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,254,512
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	409,835
302,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	314,698
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,328,612
272,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† †††††	279,480
170,000	FirstEnergy Corp., 4.85%, due 07/15/47	179,117

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	326,708
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21	265,893
761,000	Ford Motor Co., 4.75%, due 01/15/43	748,811
222,000	Ford Motor Credit Co. LLC, 2.38%, due 03/12/19	223,180
595,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	662,395
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	653,594
625,000	Freeport-McMoRan, Inc., 2.38%, due 03/15/18	626,562
155,000	FS Investment Corp., 4.00%, due 07/15/19	158,134
285,000	FS Investment Corp., 4.25%, due 01/15/20‡	292,274
221,000	GCI, Inc., 6.88%, due 04/15/25‡	238,680
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	85,715
645,000	General Electric Co., 5.00% (3 mo. USD LIBOR plus 3.330%)† †††††	683,023
450,000	General Motors Co., 4.00%, due 04/01/25‡	457,894
120,000	General Motors Co., 4.20%, due 10/01/27	121,991
450,000	General Motors Co., 4.88%, due 10/02/23	487,331
175,000	General Motors Co., 6.25%, due 10/02/43	200,680
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,070,750
460,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	469,854
1,430,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21	1,500,050
394,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	407,452
475,000	Gilead Sciences, Inc., 2.50%, due 09/01/23	470,596
185,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	202,344
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	274,768
285,000	Goldman Sachs Group (The), Inc., 2.00%, due 04/25/19	285,065
625,000	Goldman Sachs Group (The), Inc., 2.30%, due 12/13/19	628,023
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	924,820
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	142,170
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	87,169
930,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	951,158
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	332,760
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† ††††† ‡	134,531
565,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† †††††	586,103
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	145,789
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	688,672
535,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	707,700
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,570,717
280,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	284,854
200,000	Grupo Televisa SAB, 5.00%, due 05/13/45‡	202,097
70,000	Gulfport Energy Corp., 6.00%, due 10/15/24	70,875
80,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25 144A	84,600
465,000	Hartford Financial Services Group, Inc. (The), 8.13% (3 mo. USD LIBOR plus 4.603%), due 06/15/68†	483,600
380,000	HBOS Plc, 6.75%, due 05/21/18 144A	391,362
390,000	HCA, Inc., 5.25%, due 04/15/25‡	422,662
262,000	HCA, Inc., 5.25%, due 06/15/26	282,960
460,000	HCA, Inc., 5.88%, due 03/15/22	510,600
195,000	HCA, Inc., 7.50%, due 02/15/22	224,190
418,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	418,346
315,000	Hewlett Packard Enterprise Co., 2.45%, due 10/05/17	315,015

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

175,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	176,793
105,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24 144A	115,526
145,000	Home Depot, Inc. (The), 3.50%, due 09/15/56	134,120
214,000	HSBC Finance Corp., 6.68%, due 01/15/21	242,246
270,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† †††††	294,637
95,000	Humana, Inc., 3.95%, due 03/15/27	99,445
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,393,838
90,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	96,525
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	119,075
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	420,259
385,000	ING Bank NV, 5.80%, due 09/25/23 144A	440,134
310,000	Ingram Micro, Inc., 5.45%, due 12/15/24	318,638
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	225,750
220,000	International Lease Finance Corp., 5.88%, due 04/01/19	231,831
310,000	International Paper Co., 4.40%, due 08/15/47	314,865
54,000	IPALCO Enterprises, Inc., 3.70%, due 09/01/24 144A	54,196
150,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/27 144A	153,000
350,000	Iron Mountain, Inc. REIT, 6.00%, due 08/15/23	372,312
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	306,398
105,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19 144A	111,379
107,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	112,484
453,000	Jabil Circuit, Inc., 4.70%, due 09/15/22	484,144
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	118,800
418,000	Jefferies Group LLC, 4.85%, due 01/15/27	439,569
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	546,777
175,000	Jefferies Group LLC, 8.50%, due 07/15/19	193,631
1,802,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,849,444
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	377,637
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	310,359
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23‡	1,461,643
820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	868,538
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	96,476
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	216,830
475,000	JPMorgan Chase & Co., 4.63%, due 05/10/21	513,172
1,000,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	1,045,000
420,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	480,925
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	835,109
348,000	Juniper Networks, Inc., 3.30%, due 06/15/20‡	356,985
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	202,221
45,000	KCA Deutag UK Finance Plc, 9.88%, due 04/01/22 144A	46,913
290,000	Kerr-McGee Corp., 6.95%, due 07/01/24	345,096
217,000	Keysight Technologies, Inc., 4.60%, due 04/06/27	228,703
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,594,880
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	237,600
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,416,495
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	767,186
200,000	Klabin Finance SA, 4.88%, due 09/19/27‡ 144A	198,980
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22‡	373,208

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20‡	374,560
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	94,186
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	251,300
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	185,752
148,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	162,734
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	434,883
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23 144A	175,950
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	320,625
221,000	L Brands, Inc., 6.63%, due 04/01/21	244,205
120,000	L Brands, Inc., 6.88%, due 11/01/35	117,000
82,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22‡ 144A	83,845
133,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	132,086
150,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	162,000
272,000	Lear Corp., 5.25%, due 01/15/25	290,902
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
290,000	Leucadia National Corp., 5.50%, due 10/18/23	310,111
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,229,878
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,352,175
386,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	488,290
235,000	LifePoint Health, Inc., 5.38%, due 05/01/24‡	245,281
105,000	Lions Gate Entertainment Corp., 5.88%, due 11/01/24 144A	110,775
300,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† ††††† ‡	337,125
645,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26	683,155
370,000	Lockheed Martin Corp., 2.90%, due 03/01/25‡	368,765
1,268,000	Lockheed Martin Corp., 4.70%, due 05/15/46	1,424,075
247,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	255,336
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	510,654
215,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.520%)† †††††	227,497
300,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	317,158
335,000	Macy’s Retail Holdings, Inc., 3.63%, due 06/01/24‡	321,385
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	54,757
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	444,905
700,000	Marriott International, Inc., 3.13%, due 06/15/26	693,317
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	244,393
195,000	Masco Corp., 4.38%, due 04/01/26	208,065
225,000	Masco Corp., 4.45%, due 04/01/25‡	241,290
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	827,546
210,000	Match Group, Inc., 6.38%, due 06/01/24	229,425
205,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	207,562
190,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	199,500
70,000	Medtronic, Inc., 3.13%, due 03/15/22	72,110
190,000	Medtronic, Inc., 3.15%, due 03/15/22	196,858
384,000	Medtronic, Inc., 4.38%, due 03/15/35	423,494
275,000	MetLife, Inc., 6.40%, due 12/15/66	317,625

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

250,000	MetLife, Inc., 9.25%, due 04/08/38 144A	371,875
63,000	MGIC Investment Corp., 5.75%, due 08/15/23	69,458
225,000	Micron Technology, Inc., 7.50%, due 09/15/23	250,594
410,000	Microsoft Corp., 3.95%, due 08/08/56	423,763
1,104,000	Microsoft Corp., 4.25%, due 02/06/47	1,223,714
540,000	Microsoft Corp., 4.45%, due 11/03/45	609,666
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	158,177
345,000	Molson Coors Brewing Co., 1.45%, due 07/15/19	341,397
375,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	365,402
380,000	Mondelez International Holdings Netherlands BV, 1.63%, due 10/28/19 144A	377,281
921,000	Morgan Stanley, 3.88%, due 04/29/24	964,676
305,000	Morgan Stanley, 3.88%, due 01/27/26	316,985
135,000	Morgan Stanley, 3.97% (3 mo. USD LIBOR plus 1.455%), due 07/22/38†	136,235
660,000	Morgan Stanley, 4.38%, due 01/22/47	703,882
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† †††††	335,562
305,000	Morgan Stanley, 5.50%, due 01/26/20	327,721
2,147,000	Morgan Stanley, 7.30%, due 05/13/19	2,324,990
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,800,743
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,024,566
25,000	MPLX, LP, 5.20%, due 03/01/47‡	26,274
185,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.38%, due 02/15/22	191,049
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24‡ 144A	224,098
140,000	Murphy Oil Corp., 5.75%, due 08/15/25‡	144,536
194,000	Mylan NV, 2.50%, due 06/07/19	194,845
429,000	Mylan NV, 3.95%, due 06/15/26‡	437,548
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25‡ 144A	393,304
44,000	National CineMedia LLC, 6.00%, due 04/15/22	45,100
245,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	250,666
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	240,434
175,000	Navient Corp., (MTN), 8.45%, due 06/15/18	182,788
90,000	NCR Corp., 5.88%, due 12/15/21	93,330
237,000	Nemak SAB de CV, 5.50%, due 02/28/23‡ 144A	244,999
335,000	NetApp, Inc., 2.00%, due 09/27/19	335,057
170,000	Newell Brands, Inc., 4.20%, due 04/01/26	179,204
123,000	Newfield Exploration Co., 5.63%, due 07/01/24	132,533
103,000	Newfield Exploration Co., 5.75%, due 01/30/22	110,468
200,000	NewStar Financial, Inc., 7.25%, due 05/01/20	207,000
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	206,121
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	447,993
95,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	97,019
285,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	306,019
670,000	NiSource Finance Corp., 3.49%, due 05/15/27	679,521
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	822,428
200,000	Noble Energy, Inc., 5.05%, due 11/15/44	207,185
135,000	Nokia OYJ, 4.38%, due 06/12/27	139,219
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	225,500
220,000	Northern States Power Co., 4.13%, due 05/15/44	233,609
195,000	Northern States Power Co/MN, 3.60%, due 09/15/47	192,881
194,019	Northwest Airlines 2007-1 Class A Pass Through Trust, 7.03%, due 05/01/21	211,888

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

370,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	376,475
80,000	Novelis Corp., 5.88%, due 09/30/26 144A	81,400
569,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	594,605
270,000	NRG Energy, Inc., 6.63%, due 01/15/27	284,175
540,000	NRG Yield Operating LLC, 5.38%, due 08/15/24‡	569,700
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	225,422
530,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	571,075
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	340,031
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	213,417
300,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	314,909
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	206,248
300,000	Omnicom Group, Inc., 3.60%, due 04/15/26	302,968
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	150,291
200,000	ONEOK, Inc., 4.95%, due 07/13/47	201,302
175,000	Open Text Corp., 5.88%, due 06/01/26 144A	192,500
320,000	Oracle Corp., 4.30%, due 07/08/34	350,307
250,000	Owens Corning, 4.20%, due 12/15/22	265,589
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	600,079
205,000	PECO Energy Co., 3.70%, due 09/15/47	205,736
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19‡‡‡‡	735,642
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25 144A	154,961
426,000	Petrobras Global Finance BV, 5.63%, due 05/20/43‡	381,802
485,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	534,955
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	336,400
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22 144A	85,576
255,000	Petroleos Mexicanos, 5.50%, due 01/21/21	272,404
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	267,240
630,000	Petroleos Mexicanos, 6.75%, due 09/21/47 ‡ 144A	671,832
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	399,000
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,005,495
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	104,443
250,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.90%, due 02/15/45	233,260
515,000	PNC Bank NA, 2.45%, due 07/28/22	515,846
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,205,153
270,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR plus 3.040%)† †††††	278,100
163,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR plus 3.678%)† †††††	183,579
200,000	Popular, Inc., 7.00%, due 07/01/19	206,500
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	608,450
252,000	Priceline Group (The), Inc., 2.75%, due 03/15/23	252,060
165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	182,500
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	95,381
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	86,446
598,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42†	663,032
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,090,967
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	444,166
170,000	QEP Resources, Inc., 6.88%, due 03/01/21‡	179,775
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	390,350

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

175,000	Quintiles IMS, Inc., 4.88%, due 05/15/23 144A	182,875
240,000	QVC, Inc., 4.38%, due 03/15/23	249,582
265,000	QVC, Inc., 5.13%, due 07/02/22‡	283,616
300,000	QVC, Inc., 5.45%, due 08/15/34	296,319
305,000	Rabobank Nederland NV, 11.00% (3 mo. USD LIBOR plus 10.868%)† ††††† 144A	345,794
79,000	Radian Group, Inc., 5.25%, due 06/15/20	82,753
129,000	Radian Group, Inc., 7.00%, due 03/15/21‡	146,899
1,207,000	Realty Income Corp. REIT, 4.65%, due 08/01/23	1,313,522
465,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	480,810
495,000	Regions Financial Corp., 2.75%, due 08/14/22	494,707
261,000	Resolute Energy Corp., 8.50%, due 05/01/20	266,872
170,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21‡	149,175
185,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡	143,838
795,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	814,585
265,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	293,452
205,000	Royal Bank of Scotland Group Plc, 8.00% (USD 5 year swap rate plus 5.720%)† ††††† ‡	227,550
200,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	222,250
67,000	S&P Global, Inc., 4.40%, due 02/15/26	72,315
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	233,333
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	231,615
155,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	172,665
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	329,600
270,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	272,233
255,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22 144A	260,067
380,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	397,632
320,000	Select Medical Corp., 6.38%, due 06/01/21	330,800
1,402,000	Sempra Energy, 2.40%, due 03/15/20	1,408,093
275,000	Sherwin-Williams Co. (The), 2.25%, due 05/15/20	276,263
465,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 09/23/19	464,304
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	482,639
875,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	864,259
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,154,221
230,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24 144A	236,612
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	501,477
90,000	Sirius XM Radio, Inc., 3.88%, due 08/01/22‡ 144A	92,493
205,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	210,125
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	216,787
315,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	332,325
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21‡ 144A	218,820
335,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† ‡ 144A	363,475
325,000	Societe Generale SA, 8.00% (USISDA05 plus 5.873%)† ††††† ‡ 144A	372,937
200,000	Societe Generale SA, Reg S, 8.25% (USD 5 year swap rate plus 6.394%)† ††††† ‡‡‡	211,924
335,000	Southern California Edison Co., 4.00%, due 04/01/47	353,549
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,305,351
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,234,228
630,000	Southern Copper Corp., 5.25%, due 11/08/42	670,547
230,000	Southern Power Co., 1.95%, due 12/15/19	229,650
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	286,237

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

735,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	747,862
340,000	Standard Chartered Plc, 2.10%, due 08/19/19 144A	339,748
377,000	State Street Corp., 2.32% (3 mo. USD LIBOR plus 1.000%), due 06/01/77†	344,880
850,000	State Street Corp., 4.96%, due 03/15/18	862,035
395,000	State Street Corp., 5.25% (3 mo. USD LIBOR plus 3.597%)† †††††	416,725
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	18,900
310,000	Stifel Financial Corp., 4.25%, due 07/18/24	317,850
470,000	Sumitomo Mitsui Trust Bank, Ltd., 2.05%, due 03/06/19 144A	470,502
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	930,730
460,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	457,194
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	286,128
200,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21	210,070
405,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	404,630
217,000	Synovus Financial Corp., 7.88%, due 02/15/19	233,546
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22	198,075
130,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 5.50%, due 09/15/24 144A	134,225
95,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, due 06/01/22 144A	85,263
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	277,425
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	787,444
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	46,990
536,000	Tech Data Corp., 4.95%, due 02/15/27‡	553,868
1,599,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,588,046
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	279,255
90,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	91,688
60,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	61,050
140,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	150,500
385,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	397,512
270,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	294,300
1,650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,523,724
40,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46‡	33,827
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	229,789
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	72,738
670,000	Time Warner Cable LLC, 8.25%, due 04/01/19	728,731
971,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	1,209,029
590,000	Time Warner, Inc., 3.80%, due 02/15/27	591,292
260,000	Time Warner, Inc., 4.70%, due 01/15/21	278,362
200,000	Time Warner, Inc., 4.75%, due 03/29/21	215,521
550,000	Total System Services, Inc., 4.80%, due 04/01/26	602,090
77,000	Tutor Perini Corp., 6.88%, due 05/01/25‡ 144A	83,738
1,812,000	UBS Group Funding Jersey, Ltd., 4.13%, due 04/15/26 144A	1,905,141
495,000	UBS Group Funding Switzerland AG, 2.86%, due 08/15/23◆ 144A	493,945
3,195,858	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,389,815
432,911	United Airlines 2014-2 Class A Pass Through Trust, 3.75%, due 03/03/28	449,601
255,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	259,144
415,000	United Rentals North America, Inc., 4.88%, due 01/15/28	418,112
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	236,500

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

145,000	United Rentals North America, Inc., 5.75%, due 11/15/24	154,425
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	114,450
130,000	UnitedHealth Group, Inc., 4.20%, due 01/15/47	138,879
390,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	423,166
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	238,625
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	290,812
188,695	US Airways 2010-1 Class A Pass Through Trust, 6.25%, due 10/22/24	212,754
210,157	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	238,002
350,000	US Bank NA/Cincinnati OH, 2.00%, due 01/24/20	351,057
145,000	US Concrete, Inc., 6.38%, due 06/01/24	156,963
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26‡	238,812
335,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25‡ 144A	294,800
490,000	Valero Energy Corp., 3.40%, due 09/15/26	484,318
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	119,313
200,000	Vedanta Resources Plc, 6.38%, due 07/30/22‡ 144A	208,500
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	432,351
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,020,048
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	273,348
130,000	VeriSign, Inc., 4.75%, due 07/15/27	134,550
170,000	VeriSign, Inc., 5.25%, due 04/01/25‡	184,450
494,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	514,750
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	255,910
250,000	Verizon Communications, Inc., 4.50%, due 08/10/33	256,874
1,017,000	Verizon Communications, Inc., 4.52%, due 09/15/48	988,663
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	296,575
1,074,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,092,914
255,000	Verizon Communications, Inc., 5.01%, due 08/21/54	257,252
230,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57† ‡	231,864
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	832,763
223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23‡	230,526
290,000	VMware, Inc., 2.95%, due 08/21/22	292,057
415,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53†	441,767
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,164,337
855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 2.70%, due 09/17/19 144A	862,935
1,298,000	Wells Fargo & Co., 3.07%, due 01/24/23	1,321,033
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	96,712
265,000	Wells Fargo & Co., 4.65%, due 11/04/44	284,206
735,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.990%)† †††††	818,974
315,000	Wells Fargo & Co., Class A, Series K, 7.98% (3 mo. USD LIBOR plus 3.770%)† †††††	324,844
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	761,183
240,000	Westlake Chemical Corp., 4.63%, due 02/15/21	249,240
581,000	Westpac Banking Corp., 2.15%, due 03/06/20‡	583,193
170,000	WestRock RKT Co., 3.50%, due 03/01/20	174,281
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,104,547
465,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	483,600
275,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	292,187
315,000	Williams Partners, LP, 3.75%, due 06/15/27	315,179
515,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 03/15/24	540,271

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

200,000	Wind Acquisition Finance SA, 7.38%, due 04/23/21 144A	208,125
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,525
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	324,860
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,871
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	149,713
180,000	WMG Acquisition Corp., 6.75%, due 04/15/22 144A	189,675
90,000	WPX Energy, Inc., 5.25%, due 09/15/24‡	90,675
360,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	379,350
310,000	YPF SA, 8.50%, due 07/28/25‡ 144A	357,988
105,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 01/15/27 144A	111,563
37,000	Zebra Technologies Corp., 7.25%, due 10/15/22‡	39,243
225,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	238,219
425,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	429,811

		306,380,835

	Mortgage Backed Securities - Private Issuers — 10.4%

47,113	American Home Mortgage Investment Trust, Series 2005-1, Class 1A1, 1.67% (1 mo. USD LIBOR plus 0.440%), due 06/25/45†	46,531
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	500,915
113,000	AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, due 12/13/29◆◆ 144A	112,768
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 4.12%, due 09/15/32◆◆ 144A	264,569
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,333,387
153,701	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 3.24% (1 mo. USD LIBOR plus 2.000%), due 11/25/27† 144A	153,746
285,288	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.94% (1 mo. USD LIBOR plus 0.700%), due 01/25/35†	284,972
125,909	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 1.78% (1 mo. USD LIBOR plus 0.540%), due 08/25/35†	123,861
260,634	Bear Stearns ARM Trust, Series 2005-2, Class A1, 3.26% (1 year CMT plus 2.450%), due 03/25/35†	263,796
210,954	Bear Stearns ARM Trust, Series 2005-5, Class A2, 2.82% (1 year CMT plus 2.150%), due 08/25/35†	210,600
130,000	BWAY Mortgage Trust, Series 2015-1740, Class D, 3.79%, due 01/10/35◆◆ 144A	129,218
300,000	BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.92% (1 mo. LIBOR plus 3.688%), due 05/15/29† 144A	303,917
355,000	BXP Trust, Series 2017-GM, Class D, 3.54%, due 06/13/39◆◆ 144A	342,385
366,000	CD Mortgage Trust, Series 2017-CD3, Class C, 4.72%, due 02/10/50◆◆	386,606
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	696,143
100,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, 3.73% (1 mo. LIBOR plus 2.500%), due 05/15/30† 144A	100,375
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 3.38% (1 mo. LIBOR plus 2.150%), due 07/15/28† 144A	240,519
416,545	CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.39%, due 02/10/33 144A	420,544
820,000	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 3.48% (1 mo. LIBOR plus 2.250%), due 07/15/30† 144A	821,385
997,173	CIM Trust, Series 2017-3, 3.24%, due 01/25/57◆◆ 144A	1,014,327

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

434,185	CIM Trust, Series 2017-6, 3.00%, due 06/25/57 144A	433,015
1,000,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,010,703
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,645,935
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,492,179
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,777,620
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 3.73%, due 07/15/32◆◆ 144A	115,216
1,400,000	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, due 09/15/50	1,407,931
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47◆◆	742,643
140,000	CLNS Trust, Series 2017-IKPR, Class C, 2.34% (1 mo. LIBOR plus 1.100%), due 06/11/32† 144A	140,081
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 3.33% (1 mo. LIBOR plus 2.100%), due 04/15/36† 144A	317,491
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	233,231
130,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30◆◆ 144A	137,010
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.17%, due 08/10/50◆◆	500,954
225,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class C, 4.90%, due 11/12/46◆◆	236,128
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	301,033
1,250,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A4, 3.33%, due 06/10/46	1,294,261
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	100,489
397,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class C, 5.06%, due 04/10/47◆◆	406,330
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,640,021
425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class D, 2.83% (1 mo. LIBOR plus 2.450%), due 07/13/31 † 144A	421,810
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 3.47% (1 mo. LIBOR plus 2.150%), due 08/13/27 † 144A	195,359
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 3.49% (1 mo. LIBOR plus 2.250%), due 02/13/32 † 144A	391,931
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,177,554
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,244,584
250,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.51%, due 10/10/48◆◆	262,403
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47◆◆ 144A	727,346

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.98%, due 02/10/34◆◆ 144A	356,103
108,271	Credit Suisse Mortgage Trust, Series 2006-CF2, Class M1, 1.71% (1 mo. USD LIBOR plus 0.470%), due 05/25/36 † 144A	108,402
475,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23 144A	503,171
327,807	Credit Suisse Mortgage Trust, Series 2017-6R, 2.72%, due 02/01/47◆◆ 144A	327,807
892,602	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47◆◆ 144A	915,073
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,106,645
115,000	DBJPM Mortgage Trust, Series 2016-C3, Class C, 3.64%, due 09/10/49◆◆	111,265
210,000	DBJPM Mortgage Trust, Series 2017-C6, Class C, 4.17%, due 06/10/50◆◆	214,249
248,880	Fremont Home Loan Trust, Series 2004-B, Class M1, 2.11% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	249,112
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34◆◆ 144A	342,633
32,695	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 4.09%, due 08/19/34◆◆	31,847
1,401,304	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,450,677
1,424,000	GS Mortgage Securities Trust, Series 2013-GC13, Class A2, 2.81%, due 07/10/46	1,430,825
155,000	GS Mortgage Securities Trust, Series 2014-NEW, Class C, 3.79%, due 01/10/31 144A	155,368
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.93%, due 10/10/35◆◆ 144A	262,669
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	911,108
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.20%, due 02/10/29◆◆ 144A	334,504
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 4.11%, due 02/10/37◆◆ 144A	208,062
165,000	GS Mortgage Securities Trust, Series 2017-GS5, Class C, 4.30%, due 03/10/50◆◆	168,593
165,000	GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, due 05/10/50◆◆	170,572
77,214	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.69% (1 mo. USD LIBOR plus 0.450%), due 06/20/35†	76,897
310,000	Hilton Mortgage Trust, Series 2014-ORL, Class D, 3.23% (1 mo. USD LIBOR plus 2.150%), due 07/15/29† 144A	306,548
280,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.33%, due 11/05/38◆◆ 144A	277,686
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 4.88% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	99,791
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34◆◆ 144A	169,241
415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.82%, due 04/15/47◆◆	431,869
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	840,777
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	695,145
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,338,936
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,420,855
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	513,284
1,725,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,788,230

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

516,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.33% (1 mo. USD LIBOR plus 2.100%), due 07/15/31 † 144A	511,627
18,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class C, 3.33% (1 mo. USD LIBOR plus 2.100%), due 08/15/27 † 144A	18,020
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	465,148
171,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 3.98% (1 mo. USD LIBOR plus 2.750%), due 07/15/36 † 144A	172,562
177,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class C, 3.62%, due 08/15/49◆◆	170,329
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,613,089
1,193,273	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46◆◆ 144A	1,226,018
749,698	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46◆◆ 144A	769,743
1,657,921	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47◆◆ 144A	1,703,416
897,195	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, due 08/25/47◆◆ 144A	921,184
490,107	LSTAR Securities Investment, Ltd., Series 2017-3, Class A1, 3.24% (1 mo. USD LIBOR plus 2.000%), due 04/01/22† 144A	491,400
1,660,588	LSTAR Securities Investment, Ltd., Series 2017-4, Class A, 3.24% (1 mo. USD LIBOR plus 2.000%), due 05/01/22† 144A	1,664,987
1,750,087	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 3.24% (1 mo. USD LIBOR plus 2.000%), due 05/01/22† 144A	1,754,704
220,000	MAD Mortgage Trust, Series 2017-330M, Class D, 4.11%, due 08/15/34◆◆ 144A	222,544
242,864	MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class M2, 2.34% (1 mo. USD LIBOR plus 1.100%), due 11/25/34†	247,500
137,820	MASTR Alternative Loan Trust, Series 2005-2, Class 4A3, 1.64% (1 mo. USD LIBOR plus 0.400%), due 03/25/35†	133,417
71,464	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 2.66% (6 mo. USD LIBOR plus 1.250%), due 10/25/35†	71,520
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	101,878
765,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class D, 4.44%, due 09/09/32◆◆ 144A	789,333
315,000	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.44% (1 mo. USD LIBOR plus 2.200%), due 08/14/31† 144A	316,372
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,541,550
560,000	Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 2.09% (1 mo. USD LIBOR plus 0.850%), due 07/10/19† 144A	560,172
455,000	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	454,120
55,000	MSDB Trust, Series 2017-712F, Class C, 3.75%, due 07/11/39◆◆ 144A	55,719
125,000	MSSG Trust, Series 2017-237P, Class D, 3.86%, due 09/13/39 144A	122,194
180,000	MSSG Trust, Series 2017-237P, Class E, 3.86%, due 09/13/39 144A	164,771
290,000	Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 4.08%, due 05/10/39◆◆ 144A	291,226
160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32 144A	163,817
100,877	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.42%, due 05/25/35◆◆	98,942
889,806	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.50%, due 07/25/47◆◆ 144A	915,162

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

2,336,529	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,420,642
315,000	TMSQ Mortgage Trust, Series 2014-1500, Class D, 3.96%, due 10/10/36◆◆ 144A	308,185
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	233,806
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	693,976
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,333,937
1,739,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,761,312
1,667,531	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,728,459
490,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29◆◆ 144A	502,892
445,000	VNO Mortgage Trust, Series 2016-350P, Class D, 4.03%, due 01/10/35◆◆ 144A	439,776
25,765	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 3.31%, due 09/25/33◆◆	26,362
32,704	WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 1.59% (1 mo. USD LIBOR plus 0.350%), due 01/25/45†	32,340
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28◆◆ 144A	363,379
55,000	Wells Fargo Commercial Mortgage Trust, Series 2013-BTC, Class E, 3.67%, due 04/16/35◆◆ 144A	50,378
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.69%, due 09/15/58◆◆	279,222
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,430,889
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,913,447
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	958,799
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,433,824
200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, due 03/15/50◆◆	205,679
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44◆◆ 144A	2,770,195
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,504,761
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.63%, due 08/15/46◆◆	207,212

		84,753,702

	Mortgage Backed Securities - U.S. Government Agency Obligations — 23.1%

693,936	FHLMC, Pool # J26100, 3.00%, due 10/01/28	714,655
568,609	FHLMC, Pool # V60565, 3.00%, due 06/01/29	585,579
1,220,101	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,256,286
1,383,254	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,424,456
3,094,607	FHLMC, Pool # G60039, 3.00%, due 04/01/43	3,125,164
1,591,250	FHLMC, Pool # Q42618, 3.00%, due 08/01/46	1,599,171
268,983	FHLMC, Pool # J16432, 3.50%, due 08/01/26	282,776
274,224	FHLMC, Pool # J17763, 3.50%, due 01/01/27	287,430

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

317,003	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	328,646
598,044	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	620,072
1,228,088	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,275,840
574,574	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	596,913
1,068,022	FHLMC, Pool # V82084, 3.50%, due 12/01/45	1,102,735
2,056,801	FHLMC, Pool # V82515, 3.50%, due 06/01/46	2,128,473
2,590,005	FHLMC, Pool # Q41917, 3.50%, due 07/01/46	2,685,870
2,660,367	FHLMC, Pool # Q41918, 3.50%, due 07/01/46	2,762,939
398,152	FHLMC, Pool # G14678, 4.00%, due 12/01/26	417,386
507,403	FHLMC, Pool # G30700, 4.00%, due 04/01/34	540,427
765,365	FHLMC, Pool # G06231, 4.00%, due 12/01/40	809,424
550,305	FHLMC, Pool # A96970, 4.00%, due 02/01/41	581,993
1,720,959	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	1,820,134
1,798,111	FHLMC, Pool # Q36815, 4.00%, due 10/01/45	1,894,691
1,054,966	FHLMC, Pool # G08672, 4.00%, due 10/01/45	1,111,631
801,359	FHLMC, Pool # A89870, 4.50%, due 11/01/39	862,775
910,040	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	979,760
138,700	FHLMC, Pool # G07515, 4.50%, due 09/01/41	149,294
2,148,789	FHLMC, Pool # G60804, 4.50%, due 05/01/42	2,309,890
574,450	FHLMC, Pool # G08568, 4.50%, due 01/01/44	616,140
1,800,459	FHLMC, Pool # G60700, 4.50%, due 09/01/45	1,944,079
763,071	FHLMC, Pool # G07021, 5.00%, due 09/01/39	837,210
2,362,281	FHLMC, Pool # G60564, 5.00%, due 02/01/42	2,590,137
227,285	FHLMC, Pool # G01749, 5.50%, due 01/01/35	254,631
212,421	FHLMC, Pool # G06875, 5.50%, due 12/01/38	238,294
393,479	FHLMC, Pool # G06409, 6.00%, due 11/01/39	446,490
483,917	FHLMC Gold, Pool # J35715, 2.50%, due 11/01/31	487,921
914,146	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	931,847
1,502,008	FHLMC Gold, Pool # G08721, 3.00%, due 09/01/46	1,509,493
500,531	FHLMC Gold, Pool # G08741, 3.00%, due 01/01/47††††	502,870
2,096,589	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	2,115,091
2,385,735	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	2,478,409
1,977,814	FHLMC Gold, Pool # G61043, 4.00%, due 07/01/47	2,100,567
250,781	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46††††	268,977
1,616,014	FHLMC Gold, Pool # G30592, 5.50%, due 12/01/28	1,780,577
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, due 12/25/25	1,022,591
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26◆◆	563,296
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25◆◆	620,057
33,749,258	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.13%, due 01/25/20◆◆	633,517
21,966,955	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.22%, due 04/25/20◆◆	486,004
27,330,640	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.00%, due 10/25/22◆◆	991,692
130,258	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	146,265

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

448,159	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 2.14% (1 mo. USD LIBOR plus 0.900%), due 10/25/27†	448,755
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.08% (1 mo. USD LIBOR plus 1.850%), due 10/25/27†	255,457
218,072	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 2.69% (1 mo. USD LIBOR plus 1.450%), due 07/25/28†	218,710
280,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 3.23% (1 mo. USD LIBOR plus 2.000%), due 12/25/28†	285,969
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 2.54% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	486,385
645,127	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 2.44% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	652,467
1,250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1.98% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,250,000
1,250,000	FHLMC TBA, 3.50%, due 10/01/44	1,286,963
500,000	FHLMC TBA, 4.00%, due 01/01/44	526,484
364,047	FNMA, Pool # AS7693, 2.00%, due 08/01/31	358,197
617,488	FNMA, Pool # AO7971, 2.50%, due 06/01/27	626,003
488,735	FNMA, Pool # AS8212, 2.50%, due 10/01/31	492,598
327,244	FNMA, Pool # AB7059, 2.50%, due 11/01/42††††	318,420
475,280	FNMA, Pool # AS8073, 2.50%, due 10/01/46	460,524
1,021,233	FNMA, Pool # AB6212, 3.00%, due 09/01/42	1,030,535
583,705	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	589,012
1,377,585	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,390,147
1,089,540	FNMA, Pool # AR2001, 3.00%, due 02/01/43	1,099,455
1,067,060	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,076,786
1,945,292	FNMA, Pool # AB9659, 3.00%, due 06/01/43	1,963,033
184,276	FNMA, Pool # AY7121, 3.00%, due 04/01/45	185,497
889,160	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	893,961
586,758	FNMA, Pool # AX3719, 3.50%, due 07/01/27	612,715
1,037,368	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,084,535
1,177,413	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,219,711
1,860,534	FNMA, Pool # AL1895, 3.50%, due 06/01/42	1,930,414
2,125,676	FNMA, Pool # AB6022, 3.50%, due 08/01/42	2,201,520
1,037,017	FNMA, Pool # AP2422, 3.50%, due 08/01/42	1,073,593
1,555,149	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,611,616
1,007,235	FNMA, Pool # AL3000, 3.50%, due 12/01/42	1,042,761
1,329,929	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,378,207
2,319,305	FNMA, Pool # AL3873, 3.50%, due 07/01/43	2,406,095
1,499,432	FNMA, Pool # AS5133, 3.50%, due 06/01/45	1,547,358
1,253,548	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,293,615
4,781,022	FNMA, Pool # AL7594, 3.50%, due 08/01/45	4,956,976
1,355,674	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	1,399,005
424,262	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	437,822
878,364	FNMA, Pool # AS6452, 3.50%, due 01/01/46	906,440
1,369,625	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,456,300
1,653,839	FNMA, Pool # 725331, 4.00%, due 01/01/34	1,758,627
600,685	FNMA, Pool # MA2019, 4.00%, due 09/01/34	638,602
2,435,350	FNMA, Pool # AL9621, 4.00%, due 01/01/37	2,592,233

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,720,775	FNMA, Pool # AL6663, 4.00%, due 03/01/39	1,820,928
734,171	FNMA, Pool # 932807, 4.00%, due 09/01/40	777,128
400,050	FNMA, Pool # AE7685, 4.00%, due 10/01/40	423,364
1,686,327	FNMA, Pool # AH4404, 4.00%, due 01/01/41	1,784,425
634,929	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	671,487
258,337	FNMA, Pool # AO4109, 4.00%, due 06/01/42	273,102
342,858	FNMA, Pool # AB9383, 4.00%, due 05/01/43	365,010
1,532,484	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,639,653
427,357	FNMA, Pool # AS6286, 4.00%, due 12/01/45	450,325
1,335,734	FNMA, Pool # AS6304, 4.00%, due 12/01/45	1,407,529
1,121,206	FNMA, Pool # BC2494, 4.00%, due 03/01/46	1,196,880
3,489,392	FNMA, Pool # BD7043, 4.00%, due 03/01/47	3,696,558
3,380,578	FNMA, Pool # BE7192, 4.00%, due 03/01/47	3,578,526
1,974,151	FNMA, Pool # BH1207, 4.00%, due 06/01/47	2,091,150
809,492	FNMA, Pool # 995243, 4.50%, due 08/01/38	871,470
1,055,108	FNMA, Pool # AL9737, 4.50%, due 08/01/38	1,137,559
692,456	FNMA, Pool # AD9153, 4.50%, due 08/01/40	749,782
1,164,576	FNMA, Pool # AL0215, 4.50%, due 04/01/41**	1,261,371
1,503,632	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,625,678
2,425,040	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,673,264
855,509	FNMA, Pool # 725027, 5.00%, due 11/01/33	943,130
1,056,551	FNMA, Pool # 735676, 5.00%, due 07/01/35	1,164,907
693,721	FNMA, Pool # 745148, 5.00%, due 01/01/36	765,118
527,068	FNMA, Pool # 995245, 5.00%, due 01/01/39	581,059
1,235,376	FNMA, Pool # AL7521, 5.00%, due 06/01/39	1,361,055
779,857	FNMA, Pool # AI1971, 5.00%, due 05/01/41	852,232
247,124	FNMA, Pool # AI1892, 5.00%, due 05/01/41	274,390
1,350,941	FNMA, Pool # BM1105, 5.00%, due 07/01/41	1,487,566
1,702,682	FNMA, Pool # AL0761, 5.00%, due 09/01/41	1,859,186
608,202	FNMA, Pool # AL5955, 5.00%, due 01/01/42	664,719
804,298	FNMA, Pool # AL6839, 5.00%, due 04/01/42	884,529
483,175	FNMA, Pool # AL5788, 5.00%, due 05/01/42	528,056
1,944,331	FNMA, Pool # BM1655, 5.00%, due 11/01/44	2,145,337
5,401	FNMA, Pool # 254548, 5.50%, due 12/01/32	6,037
435,334	FNMA, Pool # 704235, 5.50%, due 05/01/33	487,459
66,536	FNMA, Pool # 990906, 5.50%, due 10/01/35	74,605
367,176	FNMA, Pool # 849077, 5.50%, due 01/01/36	410,966
676,436	FNMA, Pool # 983471, 5.50%, due 05/01/38	748,984
838,858	FNMA, Pool # 985184, 5.50%, due 08/01/38	932,797
429,461	FNMA, Pool # AE0469, 6.00%, due 12/01/39	488,289
1,409,119	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,586,663
54,654	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	59,801
181,193	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.39% (1 mo. USD LIBOR plus 2.150%), due 09/25/28†	183,198
266,208	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 3.44% (1 mo. USD LIBOR plus 2.200%), due 10/25/28†	268,924
319,137	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.69% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	322,163

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

140,000	FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.24% (1 mo. USD LIBOR plus 3.000%), due 10/25/29†	144,418
40,000	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 3.44% (1M USD LIBOR plus 2.200%), due 01/25/30†	39,522
500,000	FNMA TBA, 3.00%, due 05/01/29	513,789
2,000,000	FNMA TBA, 3.50%, due 07/01/44	2,059,170
500,000	FNMA TBA, 4.00%, due 12/01/43	525,703
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24◆◆	1,258,572
892,843	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	907,038
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27◆◆	1,727,112
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25◆◆	1,318,669
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	486,413
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26◆◆	485,071
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.68%, due 12/25/26◆◆	2,307,778
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27◆◆	1,729,935
279,062	GNMA, Pool # MA4125, 2.50%, due 12/20/46††††	273,775
67,893	GNMA, Pool # 783637, 3.00%, due 06/20/42	69,153
99,052	GNMA, Pool # MA0624, 3.00%, due 12/20/42	101,166
256,725	GNMA, Pool # MA0698, 3.00%, due 01/20/43	262,282
880,561	GNMA, Pool # MA0851, 3.00%, due 03/20/43	899,897
150,923	GNMA, Pool # MA1156, 3.00%, due 07/20/43	154,237
209,099	GNMA, Pool # MA1599, 3.00%, due 01/20/44	213,691
500,016	GNMA, Pool # AL8626, 3.00%, due 08/15/45	507,052
1,365,149	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,386,150
488,109	GNMA, Pool # MA4261, 3.00%, due 02/20/47	495,618
453,525	GNMA, Pool # MA0625, 3.50%, due 12/20/42	474,157
1,685,228	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,755,162
568,512	GNMA, Pool # 004833, 4.00%, due 10/20/40	603,850
850,780	GNMA, Pool # 734152, 4.00%, due 01/15/41	903,582
480,652	GNMA, Pool # 004977, 4.00%, due 03/20/41	509,915
463,175	GNMA, Pool # MA2372, 4.00%, due 11/20/44	490,651
457,347	GNMA, Pool # MA3377, 4.00%, due 01/20/46	484,246
491,121	GNMA, Pool # 004636, 4.50%, due 02/20/40	528,248
90,058	GNMA, Pool # 004678, 4.50%, due 04/20/40	97,227
1,296,056	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,394,117
2,045,321	GNMA, Pool # 005055, 4.50%, due 05/20/41	2,199,969
288,385	GNMA, Pool # 005334, 5.00%, due 03/20/42	318,124
489,986	GNMA II, Pool # MA2825, 3.00%, due 05/20/45††††	497,524
710,693	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	743,023
711,369	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	743,732
2,268,112	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	2,361,226
1,501,912	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,577,838
954,550	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	1,002,989
461,756	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	493,167
1,000,000	GNMA TBA, 3.50%, due 03/01/45	1,039,453
1,750,000	GNMA TBA, 4.00%, due 10/01/44	1,843,037

		188,767,875

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — 1.2%

60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	63,563
300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	431,787
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	226,736
245,000	Central Puget Sound Regional Transit Authority, 5.00%, due 11/01/46	322,513
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	101,283
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	604,979
900,000	Energy Northwest, 2.80%, due 07/01/21	921,393
1,150,000	New Jersey Economic Development Authority, 2.03%, due 02/15/19‡‡	1,118,444
2,049,000	New Jersey Economic Development Authority, 2.53%, due 02/15/20‡‡	1,931,469
705,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	709,992
700,000	State of California General Obligation, 7.50%, due 04/01/34	1,017,751
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,534,600
305,000	University of Texas System (The), 5.00%, due 08/15/47	400,904
105,000	University of Virginia, 4.18%, due 09/01/17#	105,520

		9,490,934

	Sovereign Debt Obligations — 1.0%

130,000	Argentine Republic Government International Bond, 6.88%, due 01/26/27‡	140,660
425,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26‡	478,763
200,000	Development Bank of Japan, Inc., 2.13%, due 09/01/22 144A	198,488
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	630,705
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	942,382
144,000	Hungary Government International Bond, 7.63%, due 03/29/41‡	223,596
420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	483,089
200,000	Iraq Government AID Bond, 2.15%, due 01/18/22	201,338
200,000	Japan Bank for International Cooperation/Japan, 2.13%, due 06/01/20	200,234
200,000	Japan Bank for International Cooperation/Japan, 2.13%, due 07/21/20	200,631
200,000	Japan Bank for International Corp., 1.50%, due 07/21/21	194,849
200,000	Japan Bank for International Corp., 2.25%, due 02/24/20	201,026
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	197,941
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	388,637
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	401,549
200,000	Panama Government International Bond, 3.75%, due 03/16/25	209,700
200,000	Panama Government International Bond, 4.00%, due 09/22/24	214,000
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26‡	95,212
165,000	Province of Ontario Canada, 2.25%, due 05/18/22‡	165,399
125,000	Province of Ontario Canada, 4.40%, due 04/14/20	132,642
580,000	Province of Quebec Canada, 2.75%, due 04/12/27	580,016
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	325,890
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	306,131
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	373,093
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	402,205
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	437,445
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50	148,050

8,473,671

	U.S. Government and Agency Obligations — 12.9%

255,000	Federal Home Loan Mortgage Corp., 1.50%, due 01/17/20	254,413
85,000	Federal Home Loan Mortgage Corp., 1.63%, due 09/29/20	84,820

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,315
7,086,000	U.S. Treasury Bond, 2.50%, due 05/15/46	6,584,724
6,320,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,240,012
700,000	U.S. Treasury Bond, 2.75%, due 08/15/47	684,920
4,977,000	U.S. Treasury Bond, 3.00%, due 05/15/45	5,126,018
5,945,000	U.S. Treasury Bond, 3.00%, due 02/15/47	6,116,615
5,595,000	U.S. Treasury Bond, 3.00%, due 05/15/47	5,758,370
9,710,000	U.S. Treasury Bond, 4.50%, due 02/15/36	12,493,280
1,677,406	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	1,678,644
12,029,000	U.S. Treasury Note, 0.75%, due 08/15/19	11,872,764
125,000	U.S. Treasury Note, 1.38%, due 09/30/19	124,751
5,895,000	U.S. Treasury Note, 1.38%, due 09/15/20	5,854,817
1,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	986,621
665,000	U.S. Treasury Note, 1.50%, due 08/15/20	663,091
5,055,000	U.S. Treasury Note, 1.63%, due 04/30/23*****	4,951,136
15,570,000	U.S. Treasury Note, 1.75%, due 05/31/22	15,470,559
1,211,000	U.S. Treasury Note, 1.88%, due 01/31/22	1,211,781
3,715,000	U.S. Treasury Note, 1.88%, due 04/30/22	3,712,170
610,000	U.S. Treasury Note, 2.00%, due 06/30/24	604,615
140,000	U.S. Treasury Note, 2.13%, due 09/30/21	141,717
3,530,000	U.S. Treasury Note, 2.13%, due 05/15/25	3,507,800
6,250,000	U.S. Treasury Note, 2.25%, due 02/15/27	6,213,257
4,512,000	U.S. Treasury Note, 2.25%, due 08/15/27	4,481,949
315,000	U.S. Treasury Note, 2.38%, due 05/15/27	316,360

		105,171,519

	TOTAL DEBT OBLIGATIONS (COST $804,352,895)	808,137,342

Number of Contracts	Notional Value ($)	Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Call Options — 0.0%

83	10,400,938	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $131.00, Expires 10/27/17	83
30	3,525,000	U.S. Treasury Note 5-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $118.00, Expires 11/24/17	7,031
166	20,801,875	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $127.00, Expires 10/27/17	15,563

		TOTAL CALL OPTIONS PURCHASED (COST $134,913)	22,677

		Put Options — 0.0%

30	3,525,000	U.S. Treasury Note 5-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $116.00, Expires 11/24/17	1,641

		TOTAL PUT OPTIONS PURCHASED (COST $1,471)	1,641

		TOTAL OPTIONS PURCHASED (COST $136,384)	24,318

76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.5%

		Bank Deposit — 2.7%

22,189,084		State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	22,189,084

		TOTAL BANK DEPOSITS (Cost $22,189,084)	22,189,084

		Mutual Fund - Securities Lending Collateral — 1.8%

14,733,320		State Street Institutional U.S. Government Money Market Fund, Premier Class***	14,733,320

		TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (Cost $14,733,320)	14,733,320

		TOTAL SHORT-TERM INVESTMENTS (COST $36,922,404)	36,922,404

		TOTAL INVESTMENTS — 103.3% (Cost $841,411,683)	845,084,064

		Other Assets and Liabilities (net) — (3.3)%	(26,830,895)

		NET ASSETS — 100.0%	$818,253,169

		Notes to Schedule of Investments:

		ACES — Alternative Credit Enhancement Securities

		CLO — Collateralized Loan Obligation

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN – Medium Term Note

		REIT — Real Estate Investment Trust

		REMIC — Real Estate Mortgage Investment Conduit

		TBA — To Be Announced

	#	Year of maturity is greater than 2100.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $1,565,555.

	*****	All or a portion of this security is pledged for open swaps collateral.

	¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $0.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

See accompanying Notes to the Financial Statements.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

†	Variable or floating rate note. Rate shown is as of September 30, 2017.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period, the market value of restricted securities was $3,229,191, which is 0.4% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $165,382,144 which represents 20.2% of net assets.

78	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
67	U.S. Treasury Note 10-Year	Dec 2017	$8,395,937	$(31,814)
179	U.S. Treasury Note 2-Year	Dec 2017	38,610,860	(73,321)
162	U.S. Treasury Note 5-Year	Dec 2017	19,035,000	(97,409)
23	U.S. Ultra 10-Year	Dec 2017	3,089,547	(30,423)
137	U.S. Ultra Bond	Dec 2017	22,622,125	(342,302)

				$(575,269)

Sales
98	U.S. Long Bond	Dec 2017	$14,975,625	$195,973

Written Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2017
CALL — U.S. Treasury Note 10-Year Futures Option Strike @ $ 129.00 Expires 10/27/2017	JPMorgan Chase Bank N.A.	249	$(31,202,813)	$53,854	$(7,781)
CALL — U.S. Treasury Note 5-Year Futures Option Strike @ $ 119.00 Expires 11/24/2017	JPMorgan Chase Bank N.A.	30	(3,525,000)	2,045	(2,109)
PUT — U.S. Treasury Note 5-Year Futures Option Strike @ $ 117.00 Expires 11/24/2017	JPMorgan Chase Bank N.A.	30	(3,525,000)	6,030	(6,797)

TOTAL				$61,929	$(16,687)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month USD LIBOR	1.82%	02/15/27	$20,041	$1,447,000	$15,873	$(4,168)
3-Month USD LIBOR	2.01%	08/31/21	15,446	1,875,000	7,180	(8,266)
3-Month USD LIBOR	2.15%	02/15/24	(2,135)	1,953,000	(6,562)	(4,428)
3-Month USD LIBOR	2.18%	02/15/24	(2,166)	1,090,000	(5,799)	(3,633)
3-Month USD LIBOR	2.17%	02/15/24	(952)	630,000	(2,724)	(1,772)
3-Month USD LIBOR	2.11%	02/15/24	—	235,000	(283)	(283)
2.34%	3-Month USD LIBOR	02/15/36	(9,556)	1,610,000	(33,379)	(23,823)
1.76%	3-Month USD LIBOR	11/30/21	119	4,655,000	(32,561)	(32,680)
3-Month USD LIBOR	2.21%	01/08/26	—	7,920,000	(4,966)	(4,966)
12-Month USD LIBOR	1.90%	02/15/27	797	390,000	1,739	941
0.00%	3-Month USD LIBOR	07/17/22	644	5,735,000	1,674	1,030

See accompanying Notes to the Financial Statements.	79

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	$(336)	$920,000	$(9,374)	$(9,038)
Overnight Federal Funds Effective Rate (12M)	1.50%	06/30/19	(1,218)	2,795,000	(1,183)	34
Overnight Federal Funds Effective Rate (12M)	1.49%	06/30/19	(4,677)	13,105,000	(1,954)	2,724
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	(333)	(435)
3-Month USD LIBOR	1.20%	05/31/23	—	1,170,000	53,201	53,201
Overnight Federal Funds Effective Rate (12M)	0.61%	10/18/17	—	29,950,000	8,815	8,815
Overnight Federal Funds Effective Rate (12M)	0.63%	11/09/17	—	16,645,000	10,148	10,148
3-Month USD LIBOR	1.46%	08/15/23	221,842	4,480,000	150,320	(71,523)
3-Month USD LIBOR	2.57%	09/08/24	113	1,600,000	(45,821)	(45,931)

						$(134,053)

80	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.8
Swaps	0.0
Options Purchased	0.0
Written Options	0.0
Futures Contracts	(0.1)
Short-Term Investments	4.5
Other Assets and Liabilities (net)	(3.2)

100.0%

See accompanying Notes to the Financial Statements.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 96.7%

		Corporate Debt — 45.2%

2,500,000		1011778 BC ULC/New Red Finance, Inc., 5.00%, due 10/15/25 144A	2,543,500
2,000,000		24 Hour Fitness Worldwide, Inc., 8.00%, due 06/01/22 144A	1,865,000
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24 144A	981,415
2,000,000		Aircastle, Ltd., 4.13%, due 05/01/24	2,075,000
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,600,875
2,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	2,431,537
1,000,000		AMC Entertainment Holdings, Inc., 5.88%, due 11/15/26‡	988,750
1,000,000		AMC Networks, Inc., 5.00%, due 04/01/24	1,035,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	566,386
1,500,000		ArcelorMittal, 6.00%, due 03/01/21	1,653,750
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	1,031,250
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, due 05/15/24 144A	1,100,620
1,000,000		Ascend Learning LLC, 6.88%, due 08/01/25 144A	1,057,500
1,500,000	EUR	Avantor, Inc., 4.75%, due 10/01/24†††† 144A	1,807,462
2,000,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24 144A	2,090,000
1,000,000	EUR	Ball Corp., 4.38%, due 12/15/23	1,350,970
1,500,000		Bank of America Corp., Series M, 8.13% (3 mo. USD LIBOR plus 3.640%)† ††††† ‡	1,548,750
800,000		Beazer Homes USA, Inc., 6.75%, due 03/15/25	846,480
1,000,000		Beazer Homes USA, Inc., 8.75%, due 03/15/22	1,107,875
2,000,000		Bill Barrett Corp., 8.75%, due 06/15/25‡	1,930,000
1,558,000		Blackboard, Inc., 9.75%, due 10/15/21‡ 144A	1,398,305
1,600,000		Block Communications, Inc., 6.88%, due 02/15/25 144A	1,744,480
900,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22†††	49,500
2,400,000		BWAY Holding Co., 7.25%, due 04/15/25 144A	2,478,000
15,000		California Resources Corp., 5.50%, due 09/15/21	8,475
36,000		California Resources Corp., 6.00%, due 11/15/24	16,560
1,293,000		California Resources Corp., 8.00%, due 12/15/22 144A	845,299
2,500,000		Calpine Corp., 5.75%, due 01/15/25	2,371,875
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	581,875
600,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	619,500
2,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	2,627,500
2,000,000		CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	2,110,000
2,500,000		Cemex Finance LLC, 6.00%, due 04/01/24 144A	2,662,525
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,573,125
600,000		CenturyLink, Inc., 6.75%, due 12/01/23	609,203
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,496,253
538,009		CHC Group LLC/CHC Finance, Ltd., 0.01%, due 10/01/20‡‡	825,844
400,000		Chemours Co. (The), 5.38%, due 05/15/27	416,000
1,800,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	2,286,419
1,600,000		Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	1,728,000
900,000		Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	1,030,500
1,900,000		Cheniere Energy Partners, LP, 5.25%, due 10/01/25 144A	1,947,500
800,000		CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	789,000
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22‡	1,577,500
1,500,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† †††††	1,629,375
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	207,000
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	793,000

82	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,400,000		Cloud Crane LLC, 10.13%, due 08/01/24 144A	2,670,000
1,300,000	EUR	CMA CGM SA, 6.50%, due 07/15/22 144A	1,615,692
2,000,000		CNH Industrial Capital LLC, 3.88%, due 10/15/21	2,060,250
1,500,000	EUR	Codere Finance 2 Luxembourg SA, 6.75%, due 11/01/21 144A	1,862,778
600,000	EUR	Colfax Corp., 3.25%, due 05/15/25 144A	736,436
2,000,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	2,147,500
2,400,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	402,000
300,000		Concordia International Corp., 9.00%, due 04/01/22‡ 144A	235,500
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	1,015,000
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23	960,804
1,300,000	EUR	Cott Corp., 5.50%, due 07/01/24 144A	1,689,585
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	1,045,000
800,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 5.75%, due 04/01/25	820,000
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	1,554,375
1,681,000		CSC Holdings LLC, 10.88%, due 10/15/25 144A	2,082,339
800,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	744,000
700,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23‡ 144A	748,125
900,000		DAE Funding LLC, 4.50%, due 08/01/22 144A	924,637
1,200,000		DAE Funding LLC, 5.00%, due 08/01/24 144A	1,233,000
2,000,000		DaVita, Inc., 5.13%, due 07/15/24	2,008,750
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	910,840
1,000,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	979,890
1,000,000		DISH DBS Corp., 5.00%, due 03/15/23	1,024,375
1,200,000		DISH DBS Corp., 5.88%, due 11/15/24	1,262,250
500,000		Dynegy, Inc., 7.63%, due 11/01/24‡	520,625
1,900,000		Dynegy, Inc., 8.00%, due 01/15/25‡ 144A	1,976,000
500,000		Dynegy, Inc., 8.13%, due 01/30/26 144A	515,625
1,000,000		Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), due 05/15/22 144A	1,040,000
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	415,000
1,500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	1,222,500
1,071,464		EnQuest Plc, (MTN), Reg S, 7.00% (7.00% Cash or PIK), due 10/15/23‡ ‡‡‡ 144A	756,721
400,000	EUR	Equinix, Inc. REIT, 2.88%, due 10/01/25	475,665
1,500,000		Equinix, Inc. REIT, 5.38%, due 04/01/23	1,568,700
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20* **** ^ †††	—
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	709,315
24,240,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19‡‡‡	1,849,647
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	614,861
2,000,000	EUR	Federal-Mogul LLC/Federal-Mogul Financing Corp., 5.00%, due 07/15/24 144A	2,343,533
300,000		Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp., 8.63%, due 06/15/20	286,500
1,500,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23‡	1,455,000
2,000,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20‡	2,089,700
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	227,092
2,000,000		First Data Corp., 5.75%, due 01/15/24 144A	2,100,000
1,600,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,654,000
700,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	722,750
1,800,000		FirstCash, Inc., 5.38%, due 06/01/24 144A	1,885,500
1,200,000		FMG Resources August 2006 Pty, Ltd., 5.13%, due 05/15/24 144A	1,219,500

See accompanying Notes to the Financial Statements.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	405,950
449,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	523,111
2,500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	2,615,625
700,000		Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, due 12/15/23 144A	761,250
900,000		H&E Equipment Services, Inc., 5.63%, due 09/01/25 144A	951,750
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,908,247
1,000,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,043,750
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,135,000
2,000,000		Horizon Pharma, Inc., 6.63%, due 05/01/23‡	1,960,000
400,000		Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, due 11/01/24 144A	421,000
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	715,000
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22‡	355,000
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,484,898
560,000	EUR	Inovyn Finance Plc, 6.25%, due 05/15/21 144A	688,533
2,000,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,705,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	667,312
35,350,000,000	IDR	Inter-American Development Bank, 7.88%, due 03/14/23	2,870,544
2,700,000		InterGen NV, 7.00%, due 06/30/23 144A	2,646,000
2,000,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21 144A	2,102,500
1,300,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,363,375
2,200,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	2,216,500
1,500,000		JPMorgan Chase & Co., 6.00% (3 mo. USD LIBOR plus 3.300%)† †††††	1,635,000
552,301		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22‡‡‡‡	30,432
86,948		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22‡‡‡‡	89,991
1,000,000		KB Home, 7.50%, due 09/15/22	1,150,000
500,000		Lamb Weston Holdings, Inc., 4.63%, due 11/01/24 144A	523,750
1,500,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	1,578,750
1,000,000		Lithia Motors, Inc., 5.25%, due 08/01/25 144A	1,041,250
1,500,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	1,541,250
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ¤ ^	—
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	431,000
1,900,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	1,952,250
1,000,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	1,037,500
1,800,000		Multi-Color Corp., 4.88%, due 11/01/25†††† 144A	1,824,210
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	481,000
500,000		Navient Corp., 6.75%, due 06/25/25	521,250
2,500,000		Navient Corp., 7.25%, due 09/25/23	2,728,125
200,000	EUR	Netflix, Inc., 3.63%, due 05/15/27 144A	240,656
1,000,000		Netflix, Inc., 4.38%, due 11/15/26‡ 144A	1,005,940
1,000,000		Netflix, Inc., 5.88%, due 02/15/25	1,096,250
1,700,000	EUR	NEW Areva Holding SA, Reg S, 3.13%, due 03/20/23‡‡‡	2,080,080
1,100,000		New Gold, Inc., 6.38%, due 05/15/25 144A	1,166,000
2,000,000		Nexstar Broadcasting, Inc., 5.63%, due 08/01/24 144A	2,075,000
1,200,000		Novelis Corp., 5.88%, due 09/30/26 144A	1,221,000
1,400,000		Novelis Corp., 6.25%, due 08/15/24 144A	1,463,280
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	1,582,500
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	2,125,000

84	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

800,000		Park Aerospace Holdings, Ltd., 5.25%, due 08/15/22 144A	835,000
2,100,000		Park Aerospace Holdings, Ltd., 5.50%, due 02/15/24 144A	2,210,250
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,586,250
61,562,400	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡ ‡‡ ‡‡‡	3,107,063
2,300,000		PetSmart, Inc., 8.88%, due 06/01/25‡ 144A	1,835,400
100,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	109,250
2,500,000		Post Holdings, Inc., 5.00%, due 08/15/26 144A	2,500,000
500,000		Post Holdings, Inc., 5.75%, due 03/01/27 144A	517,500
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,245,482
2,000,000		PulteGroup, Inc., 5.00%, due 01/15/27	2,087,500
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23‡	1,368,500
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,295,000
1,000,000	EUR	Quintiles IMS, Inc., 3.25%, due 03/15/25 144A	1,204,288
1,500,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,856,688
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, due 07/15/23 144A	417,940
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	713,160
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.00%, due 07/15/24‡ 144A	213,375
1,000,000		Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	1,067,352
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	860,000
1,300,000	EUR	Schoeller Allibert Group, 8.00%, due 10/01/21 144A	1,662,298
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	1,081,287
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	752,138
1,500,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,609,530
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,691,250
500,000		Sprint Corp., 7.63%, due 02/15/25	574,687
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	309,375
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,072,500
1,400,000		SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.50%, due 06/15/25 144A	1,452,500
800,000		Symantec Corp., 5.00%, due 04/15/25 144A	838,504
1,000,000		T-Mobile USA, Inc., 5.13%, due 04/15/25	1,047,500
800,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	851,000
1,700,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,834,640
2,200,000		Talen Energy Supply LLC, 6.50%, due 06/01/25	1,683,000
2,200,000		Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	2,227,500
200,000		Tenet Healthcare Corp., 7.50%, due 01/01/22 144A	212,250
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,836,000
1,600,000		Tennant Co., 5.63%, due 05/01/25 144A	1,668,000
2,000,000		Terex Corp., 5.63%, due 02/01/25 144A	2,110,000
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,835,805
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20¤ †††	12,500
300,000		TransDigm, Inc., 6.50%, due 07/15/24	310,500
1,100,000		TransDigm, Inc., 6.50%, due 05/15/25	1,135,750
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	209,678
1,000,000		TTM Technologies, Inc., 5.63%, due 10/01/25 144A	1,014,375

See accompanying Notes to the Financial Statements.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,725,000
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	1,004,132
138,510	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	171,103
500,000		Univar USA, Inc., 6.75%, due 07/15/23 144A	526,250
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,994,370
1,000,000		Urban One, Inc., 9.25%, due 02/15/20‡ 144A	952,500
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	880,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	938,750
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	528,000
2,400,000		Vertiv Group Corp., 9.25%, due 10/15/24 144A	2,712,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	635,062
1,000,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	1,056,250
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21	939,375
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23	1,135,750
2,500,000		Weekley Homes LLC/Weekley Finance Corp., 6.63%, due 08/15/25 144A	2,431,250
1,300,000		WellCare Health Plans, Inc., 5.25%, due 04/01/25	1,371,500
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,576,750
2,000,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	2,039,980
2,300,000		Wynn Macau, Ltd., 5.50%, due 10/01/27‡ 144A	2,338,812
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,598,105
1,900,000	EUR	Ziggo Secured Finance BV, 4.25%, due 01/15/27 144A	2,376,574

			267,571,980

		Sovereign Debt Obligations — 51.5%

74,847,500	ARS	Argentina POM Politica Monetaria, 26.25%, due 06/21/20†	4,567,322
2,050,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	3,269,545
43,882,000	BRL	Brazil Letras do Tesouro Nacional, 7.05%, due 01/01/19‡‡	12,723,512
45,000,000	BRL	Brazil Letras do Tesouro Nacional, 8.15%, due 01/01/20‡‡	11,959,246
46,800,000	BRL	Brazil Letras do Tesouro Nacional, 10.55%, due 07/01/20‡‡	11,857,652
462,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/19	150,752
16,403,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	5,382,082
1,045,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	341,081
13,103,700,000	COP	Colombian TES, 6.00%, due 04/28/28	4,278,438
9,113,600,000	COP	Colombian TES, 7.00%, due 05/04/22	3,229,742
2,261,600,000	COP	Colombian TES, 7.00%, due 06/30/32	777,233
9,868,600,000	COP	Colombian TES, 7.50%, due 08/26/26	3,590,576
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	787,397
14,734,900,000	COP	Colombian TES, 10.00%, due 07/24/24	6,036,746
6,945,200,000	COP	Colombian TES, 11.00%, due 07/24/20	2,695,993
144,060,000	HUF	Hungary Government Bond, 1.75%, due 10/26/22	563,737
1,325,060,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	5,398,415
543,100,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	2,149,039
6,499,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	470,161
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	644,241
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,142,058
26,674,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/22	2,054,169
20,529,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,599,994

86	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

8,113,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	663,334
70,909,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	5,835,417
16,601,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,390,915
50,513,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,137,536
38,839,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,347,121
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,896,678
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	292,280
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	58,878
7,306,452	ILS	Israel Government Bond — Fixed, 3.75%, due 03/31/47	2,332,781
266,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	109,702
13,548,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	3,211,734
18,298,000	MYR	Malaysia Government Bond, 3.31%, due 10/31/17	4,334,318
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	28,028
1,497,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	356,008
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	251,928
23,235,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,505,218
1,497,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	357,188
3,763,000	MYR	Malaysia Government Bond, 3.76%, due 03/15/19	899,288
9,387,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	2,227,812
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	233,282
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,077,067
4,915,000	MYR	Malaysia Government Bond, 4.07%, due 09/30/26	1,153,526
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	42,135
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	3,869,987
10,529,000	MYR	Malaysia Government Bond, 4.24%, due 02/07/18	2,504,099
2,939,000	MYR	Malaysia Government Bond, 4.25%, due 05/31/35	680,342
12,774,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	3,095,002
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	259,225
61,224,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	3,353,989
104,690,900	MXN	Mexican Bonos, 6.50%, due 06/09/22	5,721,110
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	1,051,699
109,758,600	MXN	Mexican Bonos, 7.75%, due 05/29/31	6,411,956
33,144,400	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,938,808
44,854,300	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,619,120
51,860,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	3,119,825
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	445,439
77,835,500	MXN	Mexican Bonos, 10.00%, due 12/05/24	5,079,448
51,429,200	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,659,611
2,924,000	PEN	Peruvian Government International Bond, 6.90%, due 08/12/37	1,006,470
4,050,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,317,353
11,231,000	PEN	Peruvian Government International Bond, Reg S, 6.15%, due 08/12/32‡‡‡	3,638,081
5,543,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,839,404
8,284,000	PEN	Peruvian Government International Bond, Reg S, 6.90%, due 08/12/37‡‡‡	2,851,436
7,112,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	2,461,762
1,937,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	660,871
3,135,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,187,646
1,488,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	399,528
15,465,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	3,994,685
29,539,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	7,528,333

See accompanying Notes to the Financial Statements.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

10,311,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	2,848,156
3,314,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	992,304
7,430,000	RON	Romania Government Bond, 3.50%, due 12/19/22	1,939,199
14,315,000	RON	Romania Government Bond, 4.75%, due 02/24/25	3,907,550
6,560,000	RON	Romania Government Bond, 5.80%, due 07/26/27	1,916,965
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,639,509
359,701,000	RUB	Russian Federal Bond — OFZ, 6.70%, due 05/15/19	6,180,864
411,464,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	6,990,016
263,471,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	4,573,407
118,417,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	2,055,414
239,106,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	4,245,645
288,962,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	5,422,038
8,430,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	451,296
53,043,982	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	3,840,655
24,915,318	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	1,699,842
82,221,611	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	5,580,230
71,547,451	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	5,010,266
44,000,000	THB	Thailand Government Bond, 1.88%, due 06/17/22	1,328,078
123,887,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,662,761
35,347,000	THB	Thailand Government Bond, 2.88%, due 06/17/46	1,000,700
50,239,000	THB	Thailand Government Bond, 3.40%, due 06/17/36	1,636,089
175,480,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	5,767,625
164,657,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	5,476,289
22,191,000	THB	Thailand Government Bond, 3.85%, due 12/12/25	747,573
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	65,615
50,727,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,882,650
48,553,242	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	1,401,678
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,122,983
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	1,013,195
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,044,097
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	440,464
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	500,719
19,897,174	TRY	Turkey Government Bond, 9.00%, due 07/24/24	5,157,397
5,549,857	TRY	Turkey Government Bond, 9.20%, due 09/22/21	1,475,993
3,832,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,030,979
10,764,871	TRY	Turkey Government Bond, 10.60%, due 02/11/26	3,018,075
16,575,453	TRY	Turkey Government Bond, 10.70%, due 02/17/21	4,623,843
9,300,000	TRY	Turkey Government Bond, 10.70%, due 08/17/22	2,606,725
29,305,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	1,045,908

			305,449,326

		TOTAL DEBT OBLIGATIONS (COST $565,300,871)	573,021,306

Shares		Description	Value ($)

		COMMON STOCKS — 0.5%

		Diversified Financial Services — 0.0%

7,396,155		Edcon Holdings, Ltd. 1* **** ¤ ^	—
736,020		Edcon Holdings, Ltd. 2* **** ¤ ^	—

			—

88	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 0.5%

19,687	Energy XXI Gulf Coast, Inc.* ‡	203,564
43,602	Goodrich Petroleum Corp.*	423,375
73,737	Halcon Resources Corp.*	501,412
49,395	Linn Energy, Inc.*	1,785,629
455	Midstates Petroleum Co., Inc.*	7,071
14,783	Nine Point Energy, LLC* ¤	177,396
1,038	Penn Virginia Corp.*	41,499

		3,139,946

	Transportation — 0.0%

11,563	CHC Group LLC*	1

	TOTAL COMMON STOCKS (COST $6,253,004)	3,139,947

	CONVERTIBLE PREFERRED STOCK — 0.1%

	Oil & Gas — 0.1%

322	Nine Point Energy Holdings, Inc., 0.00%* **** ¤	381,648

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	381,648

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

3,095	Energy XXI Gulf Coast, Inc. Strike Price $43.66, Expires 12/30/21*	928
3,495	Halcon Resources Corp. Strike Price $14.04, Expires 09/09/20*	2,010
3,224	Midstates Petroleum Co., Inc. Strike Price $46.00, Expires 04/21/20* **** ¤	362

		3,300

	TOTAL WARRANTS (COST $86,596)	3,300

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.1%

	Bank Deposit — 1.7%

10,167,817	State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	10,167,817

	Mutual Fund - Securities Lending Collateral — 3.4%

20,065,928	State Street Institutional U.S. Government Money Market Fund, Premier Class***	20,065,928

	TOTAL SHORT-TERM INVESTMENTS (COST $30,233,745)	30,233,745

	TOTAL INVESTMENTS — 102.4% (Cost $602,175,100)	606,779,946

	Other Assets and Liabilities (net) — (2.4)%	(14,018,300)

	NET ASSETS — 100.0%	$592,761,646

See accompanying Notes to the Financial Statements.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments:

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $382,010 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $402,653.

¤	Illiquid security. The total market value of the securities at period end is $571,906 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $1,173,173.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of September 30, 2017.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period, the market value of restricted securities was $120,423, which is 0.0% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $146,781,312 which represents 24.8% of net assets.

90	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	14,370,000	USD	793,046	12/20/17	Citibank N.A.	$811
ARS	27,171,200	USD	1,496,211	12/20/17	Goldman Sachs International	4,835
ARS	57,738,800	USD	3,202,090	12/20/17	JPMorgan Chase Bank N.A. London	(12,365)
BRL	21,180,000	USD	6,642,830	12/04/17	JPMorgan Chase Bank N.A. London	(1,666)
CLP	2,621,030,743	USD	4,168,240	12/20/17	Citibank N.A.	(75,448)
CLP	4,276,418,581	USD	6,817,617	12/20/17	JPMorgan Chase Bank N.A. London	(139,904)
CNY	66,180,000	USD	9,790,873	10/18/17	Citibank N.A.	167,117
CNY	124,240,000	USD	18,038,476	12/20/17	Citibank N.A.	599,542
CNY	64,090,000	USD	9,571,386	10/18/17	JPMorgan Chase Bank N.A. London	72,127
CNY	64,830,000	USD	9,852,262	10/18/17	Standard Chartered Bank	(97,403)
CZK	71,940,000	EUR	2,712,803	06/20/18	Goldman Sachs International	67,492
CZK	128,810,000	EUR	4,863,498	12/19/18	JPMorgan Chase Bank N.A. London	104,859
CZK	50,830,000	USD	2,349,823	06/20/18	Citibank N.A.	(1,122)
CZK	84,130,000	USD	3,764,159	06/20/18	Goldman Sachs International	123,236
CZK	11,910,000	USD	526,836	12/19/18	HSBC Bank plc	28,981
CZK	90,131,700	USD	3,816,391	12/19/18	JPMorgan Chase Bank N.A. London	389,883
EUR	500,000	USD	547,710	10/26/17	Citibank N.A.	44,115
EUR	6,449,746	USD	7,746,074	12/20/17	Citibank N.A.	(88,048)
EUR	2,200,000	USD	2,411,420	10/26/17	Deutsche Bank AG London	192,608
GBP	1,222,000	USD	1,589,394	10/26/17	Deutsche Bank AG London	51,340
HUF	1,685,243,924	USD	6,549,469	12/20/17	Citibank N.A.	(112,100)
IDR	6,581,370,000	USD	490,105	12/20/17	Citibank N.A.	(4,797)
IDR	80,743,851,000	USD	6,066,405	12/20/17	Standard Chartered Bank	(112,385)
INR	513,880,000	USD	7,929,819	12/20/17	Citibank N.A.	(132,668)
MXN	128,650,000	USD	7,158,995	12/20/17	Goldman Sachs International	(162,299)
MYR	6,620,000	USD	1,575,065	12/20/17	Standard Chartered Bank	(11,626)
PEN	5,827,241	USD	1,791,454	12/20/17	Citibank N.A.	(13,888)
PLN	18,337,295	USD	5,163,690	12/20/17	JPMorgan Chase Bank N.A. London	(130,526)
RON	3,160,000	USD	812,379	12/20/17	Citibank N.A.	(116)
RUB	42,319,924	USD	720,818	12/20/17	Citibank N.A.	4,769
RUB	721,722,058	USD	12,357,998	12/20/17	Goldman Sachs International	16,129
THB	20,260,000	USD	612,673	12/20/17	Citibank N.A.	(4,667)
THB	296,405,604	USD	8,969,078	12/20/17	Goldman Sachs International	(73,885)
TRY	37,823,324	USD	9,968,406	09/19/18	Citibank N.A.	(297,007)
TRY	3,448,645	USD	909,933	09/19/18	Goldman Sachs International	(28,116)
TRY	12,973,472	USD	3,434,180	09/19/18	Standard Chartered Bank	(116,871)
TWD	432,640,000	USD	14,507,654	12/20/17	Goldman Sachs International	(185,177)
USD	14,689,767	CNY	103,864,000	12/20/17	Barclays Bank Plc	(891,519)
USD	707,701	CNY	4,990,000	12/20/17	Citibank N.A.	(40,880)
USD	1,050,096	CNY	7,410,000	12/21/17	Citibank N.A.	(61,474)
USD	628,859	CNY	4,430,000	12/20/17	Standard Chartered Bank	(35,713)
USD	722,800	CNY	5,160,000	12/20/17	UBS AG London	(51,283)
USD	575,170	EUR	500,000	10/26/17	Citibank N.A.	(16,654)
USD	2,517,880	EUR	2,200,000	10/26/17	Deutsche Bank AG London	(86,148)
ZAR	55,474,587	USD	4,236,845	12/20/17	Citibank N.A.	(179,132)
ZAR	48,655,197	USD	3,650,162	12/20/17	Goldman Sachs International	(91,256)
EUR	5,412,867	CZK	141,370,000	12/20/17	Goldman Sachs International	(36,834)
USD	8,116,793	BRL	25,830,882	12/04/17	Goldman Sachs International	17,307

See accompanying Notes to the Financial Statements.	91

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,761,543	BRL	5,570,000	12/04/17	JPMorgan Chase Bank N.A. London	$15,024
USD	9,803,349	CNY	63,810,000	10/18/17	Goldman Sachs International	201,968
USD	17,113,053	COP	50,578,294,419	12/20/17	Citibank N.A.	42,525
USD	1,689,260	CZK	36,930,000	06/20/18	Citibank N.A.	(17,165)
USD	13,038,169	EUR	11,070,000	12/20/17	Citibank N.A.	(105,658)
USD	3,455,252	ILS	12,177,000	12/20/17	Citibank N.A.	(1,509)
USD	7,012,821	ILS	24,723,000	12/20/17	Goldman Sachs International	(5,452)
USD	7,847,892	INR	513,880,000	12/20/17	Goldman Sachs International	50,742
USD	746,045	PEN	2,445,908	12/20/17	Goldman Sachs International	(65)
USD	2,637,273	PEN	8,646,826	12/20/17	JPMorgan Chase Bank N.A. London	(392)
USD	6,909,586	PHP	355,360,000	12/20/17	JPMorgan Chase Bank N.A. London	(56,864)
USD	8,434,424	PHP	436,140,000	12/20/17	Standard Chartered Bank	(115,630)
USD	11,171,813	RON	42,920,431	12/20/17	Citibank N.A.	139,318
USD	16,433,425	SGD	22,178,675	12/20/17	Citibank N.A.	86,857
USD	1,825,081	ZAR	24,327,598	12/20/17	Goldman Sachs International	45,628
USD	1,404,748	ZAR	18,330,000	12/21/17	Goldman Sachs International	64,203

						$(1,064,296)

Currency Abbreviations

ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

92	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
556	South Africa Government Bond, Series R186	Nov 2017	$4,777,725	$1,872
189	South Africa Government Bond, Series R2030	Nov 2017	1,314,911	4,721
190	South Africa Government Bond, Series R2032	Nov 2017	1,297,177	3,450
39	South Africa Government Bond, Series R2035	Nov 2017	277,372	2,363
79	South Africa Government Bond, Series R2037	Nov 2017	539,622	2,527
105	South Africa Government Bond, Series R207	Nov 2017	795,109	169
253	South Africa Government Bond, Series R208	Nov 2017	1,845,621	(2,756)

				$12,346

Sales
71	U.S. Treasury Note 2-Year	Dec 2017	$15,314,922	$37,719
161	U.S. Treasury Note 5-Year	Dec 2017	18,917,500	106,598

				$144,317

See accompanying Notes to the Financial Statements.	93

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	51.5
Corporate Debt	45.2
Common Stocks	0.5
Convertible Preferred Stock	0.1
Futures Contracts	0.0
Warrants	0.0
Forward Foreign Currency Contracts	(0.2)
Short-Term Investments	5.1
Other Assets and Liabilities (net)	(2.2)

100.0%

94	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.4%

	Austria — 0.3%

64,733	Erste Group Bank AG*	2,796,691
75,721	Raiffeisen Bank International AG*	2,538,263

	Total Austria	5,334,954

	Bermuda — 1.1%

394,466	Cosan, Ltd. Class A	3,207,009
47,276	Credicorp, Ltd.	9,692,525
24,900	Jardine Matheson Holdings, Ltd.	1,577,664
789,000	Nine Dragons Paper Holdings, Ltd.	1,551,595
510,000	Shenzhen International Holdings, Ltd.	958,531
453,505	VEON, Ltd., ADR	1,895,651

	Total Bermuda	18,882,975

	Brazil — 5.5%

545,300	AMBEV SA	3,627,116
721,521	AMBEV SA, ADR ‡	4,754,823
1,251,256	Atacadao Distribuicao Comercio e Industria Ltda* ¤	6,135,334
457,800	B3 SA - Brasil Bolsa Balcao	3,466,263
338,275	Banco Bradesco SA, ADR	3,744,704
1,080,869	Banco do Brasil SA	11,925,558
79,726	Banco Santander Brasil SA, ADR	696,805
76,300	BB Seguridade Participacoes SA	690,599
607,514	CCR SA	3,401,379
23,307	Cia Brasileira de Distribuicao, ADR*	551,677
89,900	Cia de Saneamento Basico do Estado de Sao Paulo	945,852
112,336	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,175,035
104,689	Cia Energetica de Minas Gerais, ADR‡	259,629
287,380	Cielo SA	1,996,937
376,400	Cosan SA Industria e Comercio	4,307,630
205,900	EcoRodovias Infraestrutura e Logistica SA	742,715
134,073	Embraer SA, ADR	3,031,391
271,750	Engie Brasil Energia SA	3,114,281
13,215	Fibria Celulose SA, ADR	178,931
163,900	Fleury SA	1,527,001
275,900	Hypermarcas SA	2,808,586
125,100	Iguatemi Empresa de Shopping Centers SA	1,552,701
494,227	Itau Unibanco Holding SA, ADR	6,770,910
47,000	Klabin SA	272,655
309,400	Kroton Educacional SA	1,961,168
103,700	Localiza Rent a Car SA	1,891,952
235,400	Lojas Renner SA	2,683,567
38,700	M Dias Branco SA	608,062
58,800	Magazine Luiza SA	1,379,495
206,000	Porto Seguro SA	2,453,257
204,400	Qualicorp SA	2,449,065
123,300	Raia Drogasil SA	2,923,510
94,900	Ser Educacional SA	936,054

See accompanying Notes to the Financial Statements.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

187,244	Sul America SA	1,059,006
93,300	Ultrapar Participacoes SA	2,221,337
414,900	Vale SA	4,180,283

	Total Brazil	92,425,268

	British Virgin Islands — 0.2%

79,343	Mail.Ru Group, Ltd. (London Exchange), Reg S, GDR* ‡‡‡	2,615,145

	Cayman Islands — 12.3%

5,561	58.com, Inc., ADR*	351,121
273,975	Alibaba Group Holding, Ltd., ADR* ‡	47,318,222
34,000	ANTA Sports Products, Ltd.	142,996
45,367	Baidu, Inc., ADR*	11,236,952
188,942	Bizlink Holding, Inc.	1,725,924
722,000	Chailease Holding Co., Ltd.	1,740,476
1,213,000	China Conch Venture Holdings, Ltd.	2,360,557
923,000	China Evergrande Group* ‡	3,220,166
1,879,000	China Medical System Holdings, Ltd.	3,281,340
2,926,000	China Resources Cement Holdings, Ltd.	1,798,149
488,000	China Resources Land, Ltd.	1,493,234
996,000	China State Construction International Holdings, Ltd.	1,451,148
431,000	Country Garden Holdings Co., Ltd.	685,344
108,442	Ctrip.com International, Ltd., ADR* ‡	5,719,231
364,000	ENN Energy Holdings, Ltd.	2,637,715
3,385,000	Geely Automobile Holdings, Ltd.	9,534,357
70,000	General Interface Solution Holding, Ltd.	695,983
131,010	Gourmet Master Co., Ltd.	1,393,310
614,000	Haitian International Holdings, Ltd.	1,764,797
232,000	Hengan International Group Co., Ltd.	2,147,516
50,741	JD.com, Inc., ADR*	1,938,306
2,259,652	Lee & Man Paper Manufacturing, Ltd.	2,893,021
64,059	NetEase, Inc., ADR	16,899,405
43,600	New Oriental Education & Technology Group, Inc., ADR	3,848,136
1,062,500	Shimao Property Holdings, Ltd.	2,304,371
40,919	Silicon Motion Technology Corp., ADR‡	1,965,339
105,000	Sunny Optical Technology Group Co., Ltd.	1,669,633
134,317	TAL Education Group, ADR	4,527,826
87,674	Tarena International, Inc., ADR	1,275,657
1,206,800	Tencent Holdings, Ltd.	51,944,916
1,594,000	Tianneng Power International, Ltd.	1,646,918
10,600,000	Tongda Group Holdings, Ltd.‡	2,836,365
28,968	Vipshop Holdings, Ltd., ADR*	254,629
7,653,332	WH Group, Ltd. 144A	8,132,774
1,648,000	Xinyi Glass Holdings, Ltd.*	1,628,863
2,849,500	Xtep International Holdings, Ltd.	981,366

	Total Cayman Islands	205,446,063

	Chile — 0.8%

14,363,906	Banco de Chile	2,194,601

96	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Chile — continued

85,287	Banco Santander Chile, ADR	2,533,877
28,995,284	Banco Santander Chile	2,140,859
5,289	Cia Cervecerias Unidas SA, ADR	142,433
110,478	Enel Americas SA, ADR	1,129,085
38,232	Enel Chile SA, ADR	229,392
887,345	Enel Generacion Chile SA	777,345
10,934	Latam Airlines Group SA, ADR‡	144,876
70,196	Sociedad Quimica y Minera de Chile SA, ADR	3,907,109

	Total Chile	13,199,577

	China — 9.2%

12,501,000	Agricultural Bank of China, Ltd. Class H	5,601,739
2,032,000	Air China, Ltd. Class H	1,688,412
701,000	Anhui Conch Cement Co., Ltd. Class H	2,795,671
57,301	Autohome, Inc. Class H, ADR* ‡	3,442,644
35,344,000	Bank of China, Ltd. Class H	17,421,537
170,000	Bank of Communications Co., Ltd. Class H	124,061
2,326,000	Beijing Capital International Airport Co., Ltd. Class H	3,466,353
1,679,000	China Cinda Asset Management Co., Ltd. Class H	619,089
4,954,000	China Communications Services Corp., Ltd. Class H	2,549,718
36,802,000	China Construction Bank Corp. Class H	30,532,085
6,720,000	China Petroleum & Chemical Corp. Class H	5,033,096
4,427,984	China Shenhua Energy Co., Ltd. Class H	10,408,515
138,000	China Vanke Co., Ltd. Class H	454,069
1,407,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	891,681
4,134,000	Dongfeng Motor Group Co., Ltd. Class H	5,462,107
536,000	Guangzhou Automobile Group Co., Ltd. Class H	1,240,718
2,719,600	Guangzhou R&F Properties Co., Ltd. Class H	6,302,221
23,133,000	Industrial & Commercial Bank of China Class H	17,177,897
243,000	Jiangxi Copper Co., Ltd. Class H	383,912
4,177,000	Lonking Holdings, Ltd. Class H	1,759,424
2,128,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	950,839
818,000	PICC Property & Casualty Co., Ltd. Class H	1,443,154
2,258,500	Ping An Insurance Group Co. Class H	17,334,819
4,167	SINA Corp. Class H*	477,747
1,354,000	Sinopec Engineering Group Co., Ltd. Class H	1,194,395
12,892,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,675,087
210,000	Sinotrans, Ltd. Class H	106,738
71,000	TravelSky Technology, Ltd. Class H	184,983
3,048,000	Weichai Power Co., Ltd. Class H	3,340,402
3,320,000	Zhejiang Expressway Co., Ltd. Class H	4,127,313

	Total China	154,190,426

	Czech Republic — 0.1%

466,352	Moneta Money Bank AS 144A	1,641,778

	France — 0.2%

28,043	Sanofi	2,785,135

See accompanying Notes to the Financial Statements.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.1%

96,831	JUMBO SA	1,601,485

	Hong Kong — 4.1%

428,400	AIA Group, Ltd.	3,159,236
340,000	Beijing Enterprises Holdings, Ltd.	1,828,261
2,032,000	Brilliance China Automotive Holdings, Ltd.	5,411,244
477,500	BYD Electronic International Co., Ltd.	1,412,197
206,000	China Everbright International, Ltd.	258,466
1,564,480	China Mobile, Ltd.	15,853,713
1,752,658	China Overseas Land & Investment, Ltd.	5,699,555
4,468,000	China Resources Power Holdings Co., Ltd.	8,065,705
4,802,000	CITIC, Ltd.	7,094,765
1,928,000	CNOOC, Ltd.	2,488,156
2,616,000	CSPC Pharmaceutical Group, Ltd.	4,380,821
301,000	Galaxy Entertainment Group, Ltd.	2,119,528
1,118,000	Haier Electronics Group Co., Ltd.*	2,725,328
465,000	Shanghai Industrial Holdings, Ltd.	1,407,972
2,968,000	Shenzhen Investment, Ltd.	1,345,170
4,539,000	Sino-Ocean Group Holding, Ltd.	3,027,666
1,497,500	Sun Art Retail Group, Ltd.	1,390,000

	Total Hong Kong	67,667,783

	Hungary — 0.8%

487,410	Magyar Telekom Telecommunications Plc	890,310
456,960	MOL Hungarian Oil & Gas Plc	5,216,809
89,058	OTP Bank Plc	3,353,469
172,182	Richter Gedeon Nyrt	4,291,752

	Total Hungary	13,752,340

	India — 9.5%

76,609	Aditya Birla Capital, Ltd.*	216,856
177,021	Asian Paints, Ltd.	3,065,211
249,202	Bajaj Auto, Ltd.	11,879,252
118,064	Bajaj Finance, Ltd.	3,318,697
298,668	Bharat Heavy Electricals, Ltd.	384,080
149,334	Bharat Heavy Electricals, Ltd. (Private Placement)****	192,040
285,718	Bharat Petroleum Corp., Ltd.	2,077,711
40,873	Cadila Healthcare, Ltd.	294,095
90,901	Capital First, Ltd.	1,022,845
49,114	Ceat, Ltd.	1,283,904
437,452	Edelweiss Financial Services, Ltd.	1,794,143
6,378	Eicher Motors, Ltd.	3,048,297
459,505	Exide Industries, Ltd.	1,452,660
1,506,075	Federal Bank, Ltd.	2,605,427
279,477	GAIL India, Ltd.	1,792,084
251,433	Grasim Industries, Ltd.	4,368,899
937,949	HCL Technologies, Ltd. Class T	12,506,944
71,659	HDFC Bank, Ltd., ADR	6,905,778
134,371	HDFC Bank, Ltd.	3,702,917

98	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	India — continued

73,722	Hero MotoCorp Ltd.	4,268,585
128,313	Hindalco Industries, Ltd.	473,022
332,023	Hindustan Petroleum Corp., Ltd.	2,185,700
214,599	Hindustan Unilever, Ltd.	3,842,709
411,167	Housing Development Finance Corp., Ltd.	10,891,330
165,664	Indiabulls Housing Finance, Ltd.	3,033,285
86,801	Indian Oil Corp., Ltd.	531,078
78,333	Indraprastha Gas, Ltd.	1,768,728
164,519	IndusInd Bank, Ltd.	4,220,018
143,836	Infosys, Ltd., ADR‡	2,098,567
690,073	Infosys, Ltd.	9,497,484
962,328	ITC, Ltd.	3,799,516
881,626	Jain Irrigation Systems, Ltd.	1,283,568
207,129	JSW Steel, Ltd.	790,845
540,428	Karnataka Bank, Ltd. (The)	1,174,016
551,218	L&T Finance Holdings, Ltd.	1,650,616
73,874	Marico, Ltd.	350,766
63,583	Maruti Suzuki India, Ltd.	7,771,688
2,970	MRF, Ltd.	2,874,516
102,039	NTPC, Ltd.	261,424
447,966	Oil & Natural Gas Corp., Ltd.	1,175,808
12,007	Piramal Enterprises, Ltd.	485,822
5,371,070	Power Finance Corp., Ltd.	10,044,032
133,009	Reliance Capital, Ltd.	1,195,289
28,234	Reliance Industries, Ltd. (London Exchange), GDR 144A	673,381
14,741	State Bank of India, Ltd., Reg S, GDR‡‡‡	566,054
297,786	Tata Consultancy Services, Ltd.	11,112,724
155,489	Tata Power Co., Ltd. (The)	185,673
118,227	Tata Steel, Ltd.	1,181,003
369,397	Tech Mahindra, Ltd.	2,587,815
356,158	Vedanta, Ltd.	1,719,449
95,557	Videocon d2h, Ltd., ADR*	850,457
205,938	Voltas, Ltd.	1,594,033
82,306	Wipro, Ltd., ADR‡	467,498

	Total India	158,518,339

	Indonesia — 2.3%

8,584,600	Adaro Energy Tbk PT	1,163,182
423,400	Bank Central Asia Tbk PT	638,133
1,590,800	Bank Mandiri Persero Tbk PT	794,278
7,337,200	Bank Negara Indonesia Persero Tbk PT	4,031,129
5,787,900	Bank Rakyat Indonesia Persero Tbk PT	6,563,975
6,974,700	Bank Tabungan Negara Persero Tbk PT	1,631,176
111,500	Gudang Garam Tbk PT	544,710
229,300	Indofood CBP Sukses Makmur Tbk PT	148,537
1,797,300	Indofood Sukses Makmur Tbk PT	1,124,230
3,856,800	Matahari Department Store Tbk PT	2,655,863
4,098,200	Mitra Keluarga Karyasehat Tbk PT	617,666
9,160,700	Surya Citra Media Tbk PT	1,489,489

See accompanying Notes to the Financial Statements.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

31,477,500	Telekomunikasi Indonesia Persero Tbk PT	10,937,315
761,300	Unilever Indonesia Tbk PT	2,768,184
1,085,110	United Tractors Tbk PT	2,578,033
5,917,900	Waskita Karya Persero Tbk PT	779,885

	Total Indonesia	38,465,785

	Isle of Man — 0.0%

39,231	NEPI Rockcastle Plc	534,314

	Japan — 0.2%

97,200	Honda Motor Co., Ltd.	2,877,186

	Luxembourg — 0.2%

121,741	Ternium SA, ADR	3,765,449

	Malaysia — 1.4%

5,821,515	AirAsia Bhd	4,756,478
222,800	CIMB Group Holdings Bhd	332,419
205,700	Genting Bhd	465,230
3,138,200	Genting Malaysia Bhd	3,998,464
153,200	Kuala Lumpur Kepong Bhd	891,081
1,974,000	Malayan Banking Bhd	4,455,233
1,049,300	Malaysia Airports Holdings Bhd	2,112,268
72,800	MISC Bhd	125,859
271,700	Petronas Chemicals Group Bhd	469,081
1,037,000	Public Bank Bhd	5,019,841
115,600	Westports Holdings Bhd	104,307

	Total Malaysia	22,730,261

	Mexico — 3.3%

532,200	Alfa SAB de CV Class A	672,604
312,800	Alsea SAB de CV	1,157,201
100,977	America Movil SAB de CV Series L, ADR	1,792,342
131,500	Arca Continental SAB de CV	900,189
426,399	Cemex SAB de CV, ADR*	3,871,703
2,613,597	Fibra Uno Administracion SA de CV REIT	4,421,422
37,004	Fomento Economico Mexicano SAB de CV, ADR	3,534,992
79,300	Fomento Economico Mexicano SAB de CV	759,320
1,843,200	Gentera SAB de CV	2,994,309
140,925	Gruma SAB de CV Class B	2,075,393
154,900	Grupo Aeroportuario del Centro Norte SAB de CV	859,236
35,300	Grupo Aeroportuario del Pacifico SAB de CV Class B	362,540
15,883	Grupo Aeroportuario del Sureste SAB de CV, ADR	3,030,794
31,050	Grupo Aeroportuario del Sureste SAB de CV	593,839
1,809,473	Grupo Financiero Banorte SAB de CV Series O	12,492,456
433,000	Grupo Financiero Santander Mexico SAB de CV	881,296
174,783	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,763,560
1,793,279	Grupo Mexico SAB de CV Series B	5,507,450
6,210	Industrias Penoles SAB de CV	155,051

100	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

500,800	Kimberly-Clark de Mexico SAB de CV Class A	1,023,428
360,600	Mexichem SAB de CV	953,366
103,130	Promotora y Operadora de Infraestructura SAB de CV	1,091,883
1,933,900	Wal-Mart de Mexico SAB de CV	4,440,912

	Total Mexico	55,335,286

	Netherlands — 0.3%

135,883	Yandex NV Class A*	4,477,345

	Philippines — 0.4%

6,920	Ayala Corp.	132,135
84,480	Bank of the Philippine Islands	165,386
214,810	BDO Unibank, Inc.	552,676
501,910	Cebu Air, Inc.	1,083,860
7,115	Globe Telecom, Inc.	287,124
845,030	International Container Terminal Services, Inc.	1,730,000
108,880	JG Summit Holdings, Inc.	160,750
29,860	Jollibee Foods Corp.	143,306
10,769,700	Metro Pacific Investments Corp.	1,420,427
24,670	Security Bank Corp.	118,106
16,600	SM Investments Corp.	288,542

	Total Philippines	6,082,312

	Poland — 0.6%

14,714	Eurocash SA	155,945
83,470	Jastrzebska Spolka Weglowa SA*	2,209,786
16,797	KRUK SA	1,352,675
372,632	PGE Polska Grupa Energetyczna SA*	1,360,064
53,519	Polski Koncern Naftowy ORLEN SA	1,787,418
147,906	Polskie Gornictwo Naftowe i Gazownictwo SA	275,603
220,741	Powszechna Kasa Oszczednosci Bank Polski SA*	2,140,199
846,575	Tauron Polska Energia SA*	871,213

	Total Poland	10,152,903

	Qatar — 0.1%

71,084	Qatar National Bank QPSC	2,381,995

	Russia — 2.1%

391,156	Gazprom PJSC, ADR	1,638,944
1,237,315	Gazprom PJSC (OTC Exchange), ADR‡	5,184,350
36,117	LUKOIL PJSC, ADR	1,915,285
92,435	LUKOIL PJSC (Euroclear Shares), ADR	4,892,585
60,121	Magnit PJSC, Reg S, GDR‡‡‡	2,461,955
234,282	Mobile Telesystems PJSC, ADR	2,445,904
7,128	Novatek PJSC, Reg S, GDR‡‡‡	836,114
5,290	Novolipetsk Steel PJSC, GDR	120,347
324,777	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	1,804,136
92,659	Rosneft Oil Co. PJSC, Reg S, (London Exchange), GDR‡‡‡	514,721

See accompanying Notes to the Financial Statements.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

1,086,933	RusHydro PJSC, ADR	1,554,314
1,344,658	Sberbank of Russia PJSC	4,499,520
196,528	Sberbank of Russia PJSC, ADR‡	2,804,455
210,804	Severstal PJSC, Reg S, GDR‡‡‡	3,151,520
81,513	Sistema PJSC FC, Reg S, GDR‡‡‡	391,262
137,124	Surgutneftegas OJSC, ADR	693,847
20,024	Tatneft PJSC, (London Exchange), ADR	855,025

	Total Russia	35,764,284

	Singapore — 0.6%

15,412	Broadcom, Ltd.	3,738,026
610,300	Singapore Telecommunications, Ltd. (London Exchange)	1,649,399
133,980	United Overseas Bank, Ltd.	2,318,591
1,234,500	Yanlord Land Group, Ltd.	1,681,818

	Total Singapore	9,387,834

	South Africa — 4.7%

140,804	AVI, Ltd.	1,020,901
607,427	Barclays Africa Group, Ltd.	6,253,090
133,493	Bid Corp., Ltd.	3,004,519
274,886	Bidvest Group, Ltd. (The)‡	3,515,039
31,503	Capitec Bank Holdings, Ltd.	2,004,316
115,181	Clicks Group, Ltd.	1,348,051
378,239	Exxaro Resources, Ltd.	3,441,338
1,924,983	FirstRand, Ltd.	7,417,653
157,927	Foschini Group, Ltd. (The)	1,587,750
390,382	Growthpoint Properties, Ltd. REIT‡	702,558
95,638	Imperial Holdings, Ltd.	1,354,479
65,727	Investec, Ltd.	477,041
295,231	Liberty Holdings, Ltd.	2,301,064
65,188	Massmart Holdings, Ltd.	538,595
1,000,405	MMI Holdings, Ltd.‡	1,285,468
84,223	Mondi, Ltd.	2,254,762
44,917	Mr Price Group, Ltd.	598,916
87,743	MTN Group, Ltd.	808,256
68,220	Naspers, Ltd. Class N	14,753,001
22,632	Nedbank Group, Ltd.	339,669
11,170	Novus Holdings, Ltd.	5,402
253,796	Pick n Pay Stores, Ltd.	1,082,850
92,564	Rand Merchant Investment Holdings, Ltd.	284,290
728,346	Redefine Properties, Ltd. REIT	576,635
39,012	Remgro, Ltd.	593,277
29,715	Resilient, Ltd. REIT	292,870
546,985	RMB Holdings, Ltd.	2,572,379
163,764	Sanlam, Ltd.	820,609
330,223	Sappi, Ltd.	2,251,459
176,693	Spar Group, Ltd. (The)	2,186,400
401,830	Standard Bank Group, Ltd.	4,696,374
620,043	Steinhoff Africa Retail, Ltd.* ‡‡‡‡	1,006,580

102	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

848,553	Telkom SA SOC, Ltd.	3,726,029
395,212	Truworths International, Ltd.‡	2,261,072
46,724	Vodacom Group, Ltd.	557,608

	Total South Africa	77,920,300

	South Korea — 11.7%

2,447	AMOREPACIFIC Group	263,853
57,809	BNK Financial Group, Inc.	504,728
82,606	Coway Co., Ltd.	6,779,556
23,756	DGB Financial Group, Inc.	217,783
30,744	Dongbu Insurance Co., Ltd.	1,959,499
42,934	Douzone Bizon Co., Ltd.	1,169,547
90,288	Hana Financial Group, Inc.	3,732,603
60,692	Hankook Tire Co., Ltd.	3,189,993
43,147	Hanwha Chemical Corp.	1,222,439
43,122	Hanwha Corp.	1,656,584
21,631	Hanwha Life Insurance Co., Ltd.	129,369
32,946	Hyosung Corp.	4,185,308
10,069	Hyundai Development Co-Engineering & Construction	313,846
56,028	Hyundai Engineering & Construction Co., Ltd.	1,875,998
211,101	Hyundai Marine & Fire Insurance Co., Ltd.	8,349,304
6,728	Hyundai Mobis Co., Ltd.	1,409,805
18,594	Hyundai Motor Co.	2,443,268
55,915	ING Life Insurance Korea, Ltd. 144A	2,316,468
16,063	Innocean Worldwide, Inc.	938,241
119,922	Jusung Engineering Co., Ltd.*	1,486,788
42,138	Kangwon Land, Inc.	1,287,668
100,557	KB Financial Group, Inc.	4,925,348
83,677	Kia Motors Corp.	2,312,286
24,966	KIWOOM Securities Co., Ltd.	1,578,154
109,050	Korea Electric Power Corp.	3,713,232
6,765	Korea Petrochemical Ind Co., Ltd.	1,464,810
1,453	Korea Zinc Co., Ltd.	628,595
43,294	Korean Air Lines Co., Ltd.*	1,164,234
21,242	KT Corp., ADR	294,627
48,718	KT&G Corp.	4,487,492
18,940	LG Chem, Ltd.	6,482,281
4,800	LG Corp.	337,783
22,800	LG Electronics, Inc.	1,640,302
17,787	LG Uplus Corp.	207,322
13,105	Loen Entertainment, Inc.	1,000,024
4,297	Lotte Chemical Corp.	1,418,139
47,981	Modetour Network, Inc.	1,015,881
17,380	NCSoft Corp.	7,048,509
18,489	POSCO	5,117,224
40,833	Posco Daewoo Corp.	688,066
29,201	Samsung Electronics Co., Ltd.	65,369,855
21,901	Samsung Life Insurance Co., Ltd.	2,160,748
248,254	Shinhan Financial Group Co., Ltd.	10,902,498

See accompanying Notes to the Financial Statements.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

37,952	Silicon Works Co., Ltd.	1,464,599
116,649	SK Hynix, Inc.	8,443,010
5,760	SK Innovation Co., Ltd.	1,000,777
57,388	SK Telecom Co., Ltd.	12,776,828
43,490	Value Added Technology Co., Ltd.	1,036,606
23,787	Vieworks Co., Ltd.	813,080
33,990	Woori Bank	529,726

	Total South Korea	195,454,684

	Sweden — 0.1%

217,918	Telefonaktiebolaget LM Ericsson Class B	1,248,663

	Switzerland — 0.2%

24,903	ABB, Ltd.	616,141
23,031	Nestle SA	1,930,357

	Total Switzerland	2,546,498

	Taiwan — 9.7%

285,000	Asustek Computer, Inc.	2,344,925
1,937,000	AU Optronics Corp.	776,103
393,000	Basso Industry Corp.	1,095,123
71,000	Catcher Technology Co., Ltd.	661,440
547,000	Cathay Financial Holding Co., Ltd.	869,457
1,455,399	China General Plastics Corp.	1,447,048
1,043,130	China Life Insurance Co., Ltd.	982,105
4,124,000	Compal Electronics, Inc.	2,930,754
9,789,120	CTBC Financial Holding Co., Ltd.	6,133,534
1,210,000	E Ink Holdings, Inc.	1,695,851
664,643	E.Sun Financial Holding Co., Ltd.	396,717
161,160	Eclat Textile Co., Ltd.	1,958,431
337,800	Elite Advanced Laser Corp.	1,253,215
249,000	Elite Material Co., Ltd.	1,182,430
27,720	Feng TAY Enterprise Co., Ltd.	126,150
1,897,021	First Financial Holding Co., Ltd.	1,216,761
121,000	Formosa Chemicals & Fibre Corp.	367,900
68,230	Foxconn Technology Co., Ltd.	196,878
597,997	Fubon Financial Holding Co., Ltd.	932,768
7,628,905	Hon Hai Precision Industry Co., Ltd.	26,415,876
250,897	Hua Nan Financial Holdings Co., Ltd.	136,105
1,730,000	Innolux Corp.	807,265
6,402,000	Inventec Corp.	4,729,086
1,578,000	King Yuan Electronics Co., Ltd.	1,548,130
24,000	Largan Precision Co., Ltd.	4,218,441
1,868,195	Lite-On Technology Corp.	2,667,618
133,000	MediaTek, Inc.	1,247,807
666,000	Mega Financial Holding Co., Ltd.	520,518
2,714,000	Micro-Star International Co., Ltd.	5,835,404
35,000	Nien Made Enterprise Co., Ltd.	358,957
114,000	Novatek Microelectronics Corp.	428,571

104	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

2,277,000	Pegatron Corp.	5,909,507
684,000	Phison Electronics Corp.	8,120,301
639,000	Pou Chen Corp.	801,805
1,129,000	Powertech Technology, Inc.	3,254,010
679,000	Primax Electronics, Ltd.	1,679,363
501,000	Realtek Semiconductor Corp.	1,726,504
454,534	SinoPac Financial Holdings Co., Ltd.	136,102
169,000	Sunny Friend Environmental Technology Co., Ltd.	1,064,470
625,870	Taishin Financial Holding Co., Ltd.	269,345
627,954	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,579,673
4,436,000	Taiwan Semiconductor Manufacturing Co., Ltd.	31,671,086
169,000	TCI Co., Ltd.	1,064,470
190,000	Teco Electric and Machinery Co., Ltd.	170,113
272,015	Uni-President Enterprises Corp.	569,613
4,507,012	Wistron Corp.	3,604,242
1,926,000	WPG Holdings, Ltd.	2,562,792

	Total Taiwan	161,664,764

	Thailand — 2.7%

2,745,300	Airports of Thailand PCL	4,856,753
2,004,700	CP All PCL Class F	3,952,295
826,800	Hana Microelectronics PCL	1,177,601
327,100	Indorama Ventures PCL, NVDR	414,392
399,000	Kasikornbank PCL, NVDR	2,476,552
2,677,300	Krung Thai Bank PCL, NVDR	1,509,243
346,200	Krungthai Card PCL Class F	1,173,031
1,230,800	Muangthai Leasing PCL Class F	1,300,920
102,500	PTT Exploration & Production PCL Class N, NVDR	275,075
1,694,500	PTT Global Chemical PCL	3,912,339
1,571,600	PTT Global Chemical PCL, NVDR	3,628,582
225,400	PTT PCL¤	2,757,517
39,500	PTT PCL, NVDR	483,238
24,151,400	Sansiri PCL	1,651,130
220,850	Siam Cement PCL (The)¤	3,324,339
1,642,900	Star Petroleum Refining PCL Class F	871,944
3,204,200	Thai Oil PCL	8,887,211
914,400	Thai Oil PCL, NVDR	2,536,192
963,600	Thai Union Group PCL, NVDR	577,871

	Total Thailand	45,766,225

	Turkey — 1.6%

867,320	Akbank Turk AS	2,292,626
395,300	Arcelik AS	2,525,580
2,451,015	Eregli Demir ve Celik Fabrikalari TAS	5,327,844
172,953	Ford Otomotiv Sanayi AS	2,217,783
747,655	KOC Holding AS	3,437,518
373,399	TAV Havalimanlari Holding AS	1,853,292
42,987	Tofas Turk Otomobil Fabrikasi AS	373,285
149,636	Tupras Turkiye Petrol Rafinerileri AS	5,116,768

See accompanying Notes to the Financial Statements.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

753,109	Turkiye Halk Bankasi AS	2,566,767
458,924	Turkiye Vakiflar Bankasi TAO Series D	809,160

	Total Turkey	26,520,623

	United Arab Emirates — 1.1%

471,566	Abu Dhabi Commercial Bank PJSC	911,636
6,271,806	Aldar Properties PJSC	3,978,955
1,687,032	Dubai Islamic Bank PJSC	2,779,068
2,731,465	Emaar Malls PJSC	1,732,894
2,896,809	Emaar Properties PJSC	6,696,502
860,990	First Abu Dhabi Bank PJSC	2,391,215

	Total United Arab Emirates	18,490,270

	United Kingdom — 1.4%

68,270	Diageo Plc	2,246,812
399,878	Evraz Plc	1,679,233
132,474	GlaxoSmithKline Plc	2,645,566
581,530	Glencore Plc*	2,668,317
165,916	Mondi Plc	4,463,153
42,909	NMC Health Plc	1,583,719
1,283,238	Old Mutual Plc	3,332,950
197,672	Polymetal International Plc	2,233,040
10,950,000	West China Cement, Ltd.*	1,780,442

	Total United Kingdom	22,633,232

	United States — 1.5%

41,747	Citigroup, Inc.	3,036,677
45,039	Crown Holdings, Inc.*	2,689,729
13,661	MercadoLibre, Inc.	3,537,243
31,144	Microsoft Corp.	2,319,917
21,228	Monsanto Co.	2,543,539
74,736	Pfizer, Inc.	2,668,075
59,132	Southern Copper Corp.‡	2,351,088
127,062	Yum China Holdings, Inc.*	5,078,668

	Total United States	24,224,936

	TOTAL COMMON STOCKS (COST $1,259,085,359)	1,506,486,417

	PREFERRED STOCKS — 2.4%

	Brazil — 2.3%

374,364	Banco Bradesco SA, 1.83%	4,148,225
181,700	Braskem SA, 2.75%	2,437,295
106,229	Cia de Transmissao de Energia Eletrica Paulista, 2.36%	2,294,411
546,100	Cia Energetica de Minas Gerais, 6.60%	1,377,702
74,700	Cia Paranaense de Energia, 6.74%	666,671
420,870	Itau Unibanco Holding SA, 4.09%	5,767,894
2,152,996	Itausa — Investimentos Itau SA, 5.12%	7,507,562
1,560,100	Petroleo Brasileiro SA, 0.00%*	7,546,127

106	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

300,900	Suzano Papel e Celulose SA, 1.78%	1,741,770
290,700	Telefonica Brasil SA, 4.14%	4,638,297

	Total Brazil	38,125,954

	Colombia — 0.0%

70,850	Bancolombia SA, 2.79%	814,957

	Germany — 0.1%

20,005	Bayerische Motoren Werke AG, 4.57%	1,782,730

	TOTAL PREFERRED STOCKS (COST $32,795,612)	40,723,641

	RIGHTS — 0.0%

	Cayman Islands — 0.0%

111,000	China State Construction International Holdings, Ltd., Expires 10/03/17* **** ‡	711

	TOTAL RIGHTS (COST $—)	711

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.1%

	Bank Deposit — 5.6%

92,688,991	State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	92,688,991

	Investment Fund — 0.7%

11,976,796	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	11,976,796

	Mutual Fund - Securities Lending Collateral — 0.6%

10,109,602	State Street Institutional U.S. Government Money Market Fund, Premier Class***	10,109,602

	U.S. Government and Agency Obligations — 0.2%

1,700,000	United States Treasury Bill, 0.78%, due 10/12/17** ‡‡	1,699,566
1,200,000	United States Treasury Bill, 0.94%, due 12/14/17** ‡‡	1,197,682

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,896,857)	2,897,248

	TOTAL SHORT-TERM INVESTMENTS (COST $117,672,246)	117,672,637

	TOTAL INVESTMENTS — 99.9% (Cost $1,409,553,217)	1,664,883,406

	Other Assets and Liabilities (net) — 0.1%	1,602,530

	NET ASSETS — 100.0%	$1,666,485,936

See accompanying Notes to the Financial Statements.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $192,751 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $205,802.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $12,217,190 which represents 0.7% of net assets. The aggregate tax cost of these securities held at September 30, 2017 was $11,588,585.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period, the market value of restricted securities was $1,006,580, which is 0.1% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $12,764,401 which represents 0.8% of net assets.

108	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	40,769,000	USD	12,793,957	12/20/17	Citibank N.A. London	$(35,570)
CLP	7,933,942,000	USD	12,568,600	12/20/17	Citibank N.A. London	(179,590)
CNH	34,062,000	USD	5,157,919	12/20/17	Citibank N.A. London	(56,257)
CZK	580,310,000	USD	26,629,574	12/20/17	Citibank N.A. London	(96,580)
HKD	447,896,000	USD	57,414,338	12/20/17	Citibank N.A. London	41,290
HUF	4,950,122,000	USD	19,367,956	12/20/17	Citibank N.A. London	(459,260)
IDR	2,639,082,000	USD	197,640	12/20/17	Citibank N.A. London	(3,036)
INR	1,046,563,000	USD	16,178,402	12/20/17	Citibank N.A. London	(298,802)
KRW	3,566,669,000	USD	3,158,676	12/20/17	Citibank N.A. London	(41,626)
MXN	758,898,000	USD	41,997,262	12/20/17	Citibank N.A. London	(724,205)
PEN	200,000	USD	61,549	12/20/17	Citibank N.A. London	(541)
PHP	559,219,000	USD	10,899,370	12/20/17	Citibank N.A. London	63,516
PLN	82,546,000	USD	23,010,979	12/20/17	Citibank N.A. London	(354,011)
RUB	490,240,000	USD	8,158,578	12/20/17	Citibank N.A. London	246,725
THB	43,186,000	USD	1,304,673	12/20/17	Citibank N.A. London	(8,653)
TRY	82,872,000	USD	23,309,619	12/20/17	Citibank N.A. London	(529,204)
TWD	533,265,000	USD	17,766,025	12/20/17	Citibank N.A. London	(112,375)
ZAR	35,320,000	USD	2,659,719	12/20/17	Citibank N.A. London	(76,223)
USD	40,056,512	BRL	127,543,000	12/20/17	Citibank N.A. London	142,779
USD	3,451,041	CLP	2,175,494,000	12/20/17	Citibank N.A. London	53,963
USD	29,006,314	CNH	192,053,329	12/20/17	Citibank N.A. London	241,377
USD	11,004,706	CNH	72,876,671	12/20/17	Citibank N.A. London.	89,545
USD	4,290,638	COP	12,713,000,000	12/20/17	Citibank N.A. London	(88)
USD	5,041,149	CZK	109,000,000	12/20/17	Citibank N.A. London	57,439
USD	10,341,478	HKD	80,589,000	12/20/17	Citibank N.A. London	3,604
USD	4,722,083	IDR	63,703,512,775	12/20/17	Citibank N.A. London	24,611
USD	9,080,239	ILS	32,380,000	12/20/17	Citibank N.A. London	(111,675)
USD	10,579,802	INR	698,549,000	12/20/17	Citibank N.A. London	(19,350)
USD	38,437,796	KRW	43,283,116,000	12/20/17	Citibank N.A. London	611,022
USD	8,045,981	MXN	144,910,000	12/20/17	Citibank N.A. London	164,977
USD	184,138	PEN	600,000	12/20/17	Citibank N.A. London	1,112
USD	15,560,541	PHP	804,382,000	12/20/17	Citibank N.A. London	(208,500)
USD	270,277	PLN	989,000	12/20/17	Citibank N.A. London	(1,180)
USD	794,420	RUB	46,577,000	12/20/17	Citibank N.A. London	(4,156)
USD	24,316,214	SGD	32,836,000	12/20/17	Citibank N.A. London	114,774
USD	1,762,805	THB	58,574,000	12/20/17	Citibank N.A. London	4,986
USD	4,289,704	TRY	15,441,000	12/20/17	Citibank N.A. London	45,179
USD	4,626,090	TWD	138,614,000	12/20/17	Citibank N.A. London	37,297
USD	10,982,015	ZAR	146,379,000	12/20/17	Citibank N.A. London	275,056

						$(1,101,630)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso

See accompanying Notes to the Financial Statements.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Abbreviations — continued

CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
56	FTSE Bursa Malaysia KLCI Index	Oct 2017	$1,161,445	$(1,332)
82	KOSPI 200 Index	Dec 2017	5,685,445	68,057
1,131	MSCI Emerging Markets E-mini Index	Dec 2017	61,599,915	(955,189)
12	MSCI Singapore Index	Oct 2017	317,906	784
55	MSCI Taiwan Index	Oct 2017	2,115,850	(1,625)

				$(889,305)

Sales
380	FTSE/JSE Top 40 Index	Dec 2017	$14,110,024	$74,087
43	Mexico Bolsa Index	Dec 2017	1,198,627	(920)
316	SET50 Index	Dec 2017	2,035,097	172,399
983	SGX Nifty 50 Index	Oct 2017	19,272,698	226,431

				$471,997

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(63,800)	BIST 30 Futures	10/31/2017	Goldman Sachs International	$2,464,356	$131,037
33,150	Hang Seng China Enterprises Index	10/30/2017	Goldman Sachs International	46,572,042	(294,198)
(520)	Ibovespa Futures Index	10/18/2017	Goldman Sachs International	11,699,492	(563,340)

110	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Synthetic Futures — continued

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
83,000,000	KOSPI 200 Index	12/14/2017	Goldman Sachs International	$22,868,580	$457,545
(1,355)	MSCI Brazil Net Return Index	12/20/2017	Goldman Sachs International	363,139	7,329
11,224	MSCI China Net Return Index	12/20/2017	Goldman Sachs International	814,081	(7,401)
231	MSCI Singapore Net Return SGD Index	12/20/2017	Goldman Sachs International	911,439	8,494
(54,406)	MSCI South Africa Net Return Index	12/20/2017	Goldman Sachs International	3,902,915	22,000
7,700	MSCI Taiwan Stock Index	10/30/2017	Goldman Sachs International	2,968,167	(5,977)
(917)	MSCI Turkey Net Return Index	12/20/2017	Goldman Sachs International	346,610	15,114
4,400	Taiwan Stock Index	10/18/2017	Goldman Sachs International	1,546,151	(41,161)
13,800	Tel Aviv 35 Index	10/27/2017	Goldman Sachs International	5,566,000	4,317
(4,180)	WIG20 Futures Index	12/15/2017	Goldman Sachs International	2,922,934	53,594

					$(212,647)

See accompanying Notes to the Financial Statements.	111

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	14.5
Internet	9.4
Semiconductors	8.7
Diversified Financial Services	5.3
Oil & Gas	4.1
Telecommunications	4.0
Electronics	3.7
Insurance	3.0
Retail	2.9
Auto Manufacturers	2.6
Chemicals	2.6
Real Estate	2.6
Computers	2.3
Commercial Services	2.0
Electric	1.6
Engineering & Construction	1.5
Food	1.5
Iron & Steel	1.5
Pharmaceuticals	1.5
Holding Companies — Diversified	1.4
Software	1.2
Leisure Time	1.1
Media	1.1
Coal	1.0
Auto Parts & Equipment	0.9
Beverages	0.9
Building Materials	0.9
Forest Products & Paper	0.8
Mining	0.8
Agriculture	0.6
Airlines	0.6
Environmental Control	0.5
Gas	0.5
Home Furnishings	0.5
Household Products & Wares	0.4
Lodging	0.4
Miscellaneous — Manufacturing	0.4
Packaging & Containers	0.4
Electrical Components & Equipment	0.3
Health Care — Products	0.3
Machinery — Construction & Mining	0.3
Metal Fabricate & Hardware	0.3
Water	0.3
Aerospace & Defense	0.2
Entertainment	0.2
Food Service	0.2
Health Care — Services	0.2
REITS	0.2
Advertising	0.1
Apparel	0.1
Distribution & Wholesale	0.1

112	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Hand & Machine Tools	0.1
Machinery — Diversified	0.1
Oil & Gas Services	0.1
Cosmetics & Personal Care	0.0
Home Builders	0.0
Investment Companies	0.0
Transportation	0.0
Short-Term Investments and Other Assets and Liabilities (net)	7.2

100.0%

See accompanying Notes to the Financial Statements.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.6%

	Australia — 1.1%

226,920	AGL Energy, Ltd.	4,161,092
65,651	BHP Billiton, Ltd.	1,328,006
137,194	Computershare, Ltd.	1,557,685
61,232	Costa Group Holdings, Ltd.	268,095
75,835	Rio Tinto, Ltd.‡	3,958,795
98,087	South32, Ltd.	251,672
102,339	Wesfarmers, Ltd.	3,318,810
12,475	Woolworths, Ltd.	246,768

	Total Australia	15,090,923

	Austria — 0.6%

17,851	EVN AG	278,882
22,343	Flughafen Wien AG	871,658
1,523	Mayr Melnhof Karton AG	218,579
39,832	Raiffeisen Bank International AG*	1,335,219
9,765	S IMMO AG	172,874
105,118	Telekom Austria AG*	953,776
93,487	Voestalpine AG	4,768,397

	Total Austria	8,599,385

	Bahamas — 0.0%

232	United International Enterprises	48,650

	Belgium — 0.3%

11,272	Bekaert SA	540,759
39,322	Colruyt SA	2,014,490
32,340	Elia System Operator SA	1,873,002

	Total Belgium	4,428,251

	Bermuda — 1.4%

26,500	Arch Capital Group, Ltd.*	2,610,250
24,600	Aspen Insurance Holdings, Ltd.	993,840
16,700	Axis Capital Holdings, Ltd.	957,077
27,000	Bunge, Ltd.	1,875,420
1,282,000	China Oriental Group Co., Ltd.	917,508
281,500	CK Infrastructure Holdings, Ltd.	2,421,909
34,000	Clear Media, Ltd.	39,264
10,600	Everest Re Group, Ltd.	2,420,934
49,300	Genpact, Ltd.	1,417,375
82,600	GL, Ltd.	51,703
17,000	Guoco Group, Ltd.	255,521
480,000	Regal Hotels International Holdings, Ltd.	353,361
13,100	RenaissanceRe Holdings, Ltd.	1,770,334
73,500	Soundwill Holdings, Ltd.	162,984
93,200	Transport International Holdings, Ltd.	295,326
29,000	Validus Holdings, Ltd.	1,427,090
1,400	White Mountains Insurance Group, Ltd.	1,199,800

114	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

5,000	Wing On Co. International, Ltd.	18,436
52,000	Wing Tai Properties, Ltd.	35,884

	Total Bermuda	19,224,016

	Canada — 3.4%

93,112	Atco, Ltd. Class I	3,409,851
51,000	Bank of Montreal	3,850,742
14,000	Bank of Nova Scotia (The)	897,773
57,494	BCE, Inc.	2,692,444
46,089	Canadian Imperial Bank of Commerce‡	4,023,137
700	Canadian Real Estate Investment Trust REIT	25,819
8,400	Canadian Tire Corp., Ltd. Class A	1,043,342
2,619	Canadian Utilities, Ltd. Class A	81,147
15,459	Cineplex, Inc.‡	482,564
10,200	Cogeco, Inc.	667,793
200	E-L Financial Corp., Ltd.	135,290
89,934	First Capital Realty, Inc.‡	1,415,185
45,188	George Weston, Ltd.	3,925,700
975	Granite Real Estate Investment Trust REIT	39,458
72,300	Loblaw Cos., Ltd.	3,936,857
78,400	Maple Leaf Foods, Inc.	2,131,999
200	Morguard Corp.	29,420
1,600	Power Financial Corp.	44,278
167,300	Pure Industrial Real Estate Trust REIT	850,780
83,900	Rogers Communications, Inc. Class B‡	4,316,256
51,700	Royal Bank of Canada	3,990,819
177,692	Shaw Communications, Inc. Class B‡	4,080,529
21,000	Sun Life Financial, Inc.	834,358
73,600	Toronto-Dominion Bank (The)	4,134,170
1,513	Valener, Inc.‡	26,688

	Total Canada	47,066,399

	Cayman Islands — 0.0%

510,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	186,091

	Denmark — 0.3%

17,927	Carlsberg AS Class B	1,962,208
27,802	H Lundbeck AS	1,604,573
1,767	Matas AS	25,825
963	Schouw & Co. AB	104,717

	Total Denmark	3,697,323

	Finland — 0.3%

70,309	Orion OYJ Class B	3,263,262
32,235	Raisio OYJ Class V	139,857

	Total Finland	3,403,119

See accompanying Notes to the Financial Statements.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	France — 2.8%

13,000	Aeroports de Paris	2,102,423
14,781	Albioma SA	333,406
52,227	BNP Paribas SA	4,213,941
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	161,815
15,538	Carrefour SA	314,018
223,817	Credit Agricole SA	4,069,491
1,190	Dassault Aviation SA	1,925,159
4,758	Groupe Guillin	245,471
7,434	Ipsen SA	988,264
885	Manutan International	84,212
70,150	Metropole Television SA	1,622,551
49,126	Rallye SA	910,643
191,393	Sanofi	19,008,496
487	Savencia SA	46,634
892	Societe Fonciere Lyonnaise SA REIT	58,790
29,501	Societe Generale SA	1,727,586
5,667	SPIE SA	155,965
4,137	Thales SA	468,437
1,748	Vetoquinol SA	112,623
5,599	Vilmorin & Cie SA	503,120

	Total France	39,053,045

	Germany — 1.5%

28,745	Aareal Bank AG	1,217,417
25,222	Aurubis AG	2,043,687
1,638	Beiersdorf AG	176,274
21,210	CECONOMY AG	249,817
12,141	Deutsche Post AG	540,609
5,911	Fielmann AG	512,289
6,693	Hornbach Baumarkt AG	254,781
5,425	Hornbach Holding AG & Co. KGaA	500,248
2,351	KWS Saat SE	1,029,055
68,779	Mckesson Europe AG	2,134,400
31,806	Merck KGaA	3,539,009
21,210	METRO AG*	448,456
78,113	Rhoen-Klinikum AG	2,630,913
64,031	Salzgitter AG	2,905,267
96,747	Suedzucker AG	2,078,752
13,369	Thyssenkrupp AG	396,306
17,892	Wuestenrot & Wuerttembergische AG	486,494

	Total Germany	21,143,774

	Hong Kong — 0.9%

373,500	CLP Holdings, Ltd.	3,827,912
473,000	HKT Trust & HKT, Ltd.	575,300
1,693,790	Hong Kong & China Gas Co., Ltd.	3,183,433
18,000	Hong Kong Aircraft Engineering Co., Ltd.	118,338
26,000	Hong Kong Ferry Holdings Co., Ltd.	29,693
121,500	Hongkong & Shanghai Hotels (The)‡	202,845

116	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

51,500	Hopewell Holdings, Ltd.	201,102
45,000	Kowloon Development Co., Ltd.	50,642
143,500	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	60,996
60,000	Liu Chong Hing Investment, Ltd.	100,477
80,000	Miramar Hotel & Investment	176,169
422,000	Power Assets Holdings, Ltd.	3,655,024
557,000	Regal Real Estate Investment Trust REIT	164,732
873,000	Sunlight Real Estate Investment Trust REIT	565,555

	Total Hong Kong	12,912,218

	Ireland — 0.5%

22,300	Accenture Plc Class A	3,012,061
106,989	Hibernia Plc REIT	192,886
134,153	Irish Residential Properties Plc REIT	233,928
3,278	Kerry Group Plc Class A	315,019
41,200	Medtronic Plc	3,204,124
55,591	Total Produce Plc	151,155

	Total Ireland	7,109,173

	Israel — 0.7%

196,069	Amot Investments, Ltd.	1,089,519
426,581	Bank Hapoalim BM	2,986,284
51,123	Bank Leumi Le-Israel BM	271,346
14,168	Check Point Software Technologies, Ltd.*	1,615,435
1,770	FIBI Holdings, Ltd.	40,485
340,722	Israel Discount Bank, Ltd. Class A*	859,377
4,045,879	Isramco Negev 2, LP	562,341
9,175	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	468,801
134,362	Shufersal, Ltd.	789,604
61,055	Strauss Group, Ltd.	1,148,130

	Total Israel	9,831,322

	Italy — 0.4%

37,257	Ascopiave SpA	154,423
241,874	Banca Mediolanum SpA	2,115,980
768,501	Parmalat SpA‡	2,816,416

	Total Italy	5,086,819

	Japan — 4.8%

11,300	Aeon Hokkaido Corp.	62,741
48,700	Alpen Co., Ltd.	948,344
12,300	ANA Holdings, Inc.	465,382
24,100	Asahi Holdings, Inc.	495,638
12,000	Astellas Pharma, Inc.	152,605
3,000	AT-Group Co., Ltd.	72,785
94,000	Canon, Inc.	3,210,856
174,200	Daiichi Sanyko Co., Ltd.	3,927,683
27,000	DyDo Group Holdings, Inc.	1,285,657

See accompanying Notes to the Financial Statements.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

150,100	EDION Corp.‡	1,406,792
12,300	Eisai Co., Ltd.	631,145
21,200	Hoya Corp.	1,144,139
255	Invesco Office J-Reit, Inc. REIT‡	242,846
107,700	Japan Tobacco, Inc.	3,528,606
3,000	Joshin Denki Co., Ltd.	101,808
1,900	Kadoya Sesame Mills, Inc.	96,549
28,300	Kato Sangyo Co., Ltd.	851,024
1,000	KFC Holdings Japan, Ltd.	17,767
19,000	Kisoji Co., Ltd.‡	463,163
91,700	KYORIN Holdings, Inc.	1,845,160
35,700	Kyowa Hakko Kirin Co., Ltd.	607,025
99,500	McDonald’s Holdings Co., Ltd.	4,401,990
4,200	Mitsubishi Shokuhin Co., Ltd.	122,569
167,200	Mitsubishi Tanabe Pharma Corp.	3,832,239
17,900	Mitsui Sugar Co., Ltd.	601,888
24,100	Mochida Pharmaceutical Co., Ltd.	1,770,595
14,900	MOS Food Services, Inc.‡	463,950
41,900	Nippon Flour Mills Co., Ltd.	638,001
136,600	Nippon Light Metal Holdings Co., Ltd.	388,327
53	NIPPON REIT Investment Corp. REIT	152,316
60,700	Nippon Telegraph & Telephone Corp.	2,780,881
102,600	Nisshin Oillio Group, Ltd. (The)	3,363,337
96,000	NTT DoCoMo, Inc.	2,192,227
16,900	Ohsho Food Service Corp.	678,612
16,900	Okinawa Cellular Telephone Co.	587,030
51,260	Okinawa Electric Power Co., Inc. (The)	1,126,613
22,200	Otsuka Holdings Co., Ltd.	881,768
12,600	Parco Co., Ltd.	154,359
1,400	Plenus Co., Ltd.	30,931
17,300	Shimachu Co., Ltd.	454,305
20,800	Showa Sangyo Co., Ltd.	537,162
9,000	ST Corp.	200,684
43,100	Sumitomo Dainippon Pharma Co., Ltd.‡	560,551
17,100	Suzuken Co., Ltd.	607,649
33,200	Taisho Pharmaceutical Holdings Co., Ltd.	2,518,794
45,400	Takara Holdings, Inc.	414,212
74,300	Takeda Pharmaceutical Co., Ltd.	4,101,632
40,000	Toppan Printing Co., Ltd.	396,571
109,400	Tsumura & Co.	3,936,126
68,900	Vital KSK Holdings, Inc.	571,081
14,400	Xebio Holdings Co., Ltd.	281,821
284,600	Yamada Denki Co., Ltd.‡	1,554,915
31,800	Yodogawa Steel Works, Ltd.	870,111
218,700	Yoshinoya Holdings Co., Ltd.	3,602,095
5,900	ZERIA Pharmaceutical Co., Ltd.	105,405

	Total Japan	66,438,462

118	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Liberia — 0.1%

13,300	Royal Caribbean Cruises, Ltd.	1,576,582

	Luxembourg — 0.4%

80,694	Aperam SA	4,228,922
89,943	Atento SA*	1,043,339

	Total Luxembourg	5,272,261

	Netherlands — 0.8%

2,996	ASR Nederland NV	119,875
54,264	ForFarmers NV	705,660
40,906	Heineken Holding NV	3,844,544
19,100	LyondellBasell Industries NV Class A	1,891,855
131,227	QIAGEN NV*	4,133,650

	Total Netherlands	10,695,584

	New Zealand — 0.6%

406,495	Argosy Property, Ltd.	305,609
429,149	Contact Energy, Ltd.	1,706,275
61,450	Ebos Group, Ltd.	760,952
43,771	Fisher & Paykel Healthcare Corp., Ltd.	404,386
64,035	Fonterra Co-operative Group, Ltd.‡	288,855
37,644	Freightways, Ltd.	211,716
185,486	Genesis Energy, Ltd.	320,470
734,190	Infratil, Ltd.	1,655,928
316,209	Kiwi Property Group, Ltd. REIT	308,593
56,956	Mainfreight, Ltd.	1,026,044
374,576	Mercury NZ, Ltd.	917,948
80,584	Summerset Group Holdings, Ltd.‡	295,931
10,900	Trustpower, Ltd.	43,259
110,093	Vector, Ltd.	260,247
5,934	Warehouse Group, Ltd. (The)‡	9,352

	Total New Zealand	8,515,565

	Norway — 0.8%

2,293	Atea ASA*	30,246
218,730	Austevoll Seafood ASA	2,280,642
87,462	Norsk Hydro ASA	636,163
3,384	Olav Thon Eiendomsselskap ASA	69,505
329,683	Orkla ASA	3,383,679
206,541	Telenor ASA	4,369,371

	Total Norway	10,769,606

	Panama — 0.2%

40,300	Carnival Corp.	2,602,171

	Portugal — 0.0%

139,574	REN — Redes Energeticas Nacionais SGPS SA‡	454,422

See accompanying Notes to the Financial Statements.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Puerto Rico — 0.1%

47,400	Popular, Inc.	1,703,556

	Singapore — 1.0%

195,700	AIMS AMP Capital Industrial REIT	203,201
494,000	Cache Logistics Trust REIT	303,759
210,000	Fortune Real Estate Investment Trust REIT‡	244,664
53,800	Fraser and Neave, Ltd.	100,235
45,600	Hong Leong Finance, Ltd.	86,637
1,069,400	Keppel Infrastructure Trust	433,131
52,700	Metro Holdings, Ltd.	50,839
63,600	Olam International, Ltd.	94,607
830,800	OUE, Ltd.	1,193,019
1,197,500	Sheng Siong Group, Ltd.‡	811,297
181,400	SIA Engineering Co., Ltd.‡	466,207
181,800	Singapore Airlines, Ltd.	1,344,138
1,270,900	Singapore Telecommunications, Ltd.	3,444,097
1,121,400	SPH REIT	825,804
741,900	StarHub, Ltd.	1,420,479
7,800	Straits Trading Co., Ltd.	13,786
12,600	United Industrial Corp., Ltd.	29,135
124,800	Venture Corp., Ltd.	1,621,173
126,400	Wilmar International, Ltd.	295,999

	Total Singapore	12,982,207

	Spain — 0.2%

134,576	Ebro Foods SA	3,189,868

	Sweden — 1.0%

26,674	Axfood AB	456,530
67,681	Bonava AB Class B	1,092,866
5,862	Catena AB	105,213
19,570	Clas Ohlson AB Class B	362,037
102,697	Essity AB Class B*	2,788,125
16,877	Granges AB	192,810
20,993	Hufvudstaden AB Class A	357,498
99,278	ICA Gruppen AB	3,723,069
7,787	Mekonomen AB	176,016
102,697	Svenska Cellulosa AB SCA Class B	868,144
112,343	Swedish Match AB	3,932,249

	Total Sweden	14,054,557

	Switzerland — 5.6%

122,970	ABB, Ltd.	3,042,478
14,845	Allreal Holding AG*	2,603,552
720	Alpiq Holding AG*	58,041
4,850	ALSO Holding AG*	685,195
1,732	Baloise Holding AG	274,227
1,752	Banque Cantonale de Geneve	291,155
435	Barry Callebaut AG*	667,156

120	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

1,090	Bell Food Group AG	506,924
170	Berner Kantonalbank AG	32,415
27,738	BKW AG	1,666,975
1,100	Chubb, Ltd.	156,805
264	Cie Financiere Tradition SA	26,220
13,237	Clariant AG*	317,382
4,328	Coca-Cola HBC AG*	146,618
880	Conzzeta AG	928,566
399	dormakaba Holding AG*	407,206
4,509	Dufry AG*	716,705
4,295	EMS-Chemie Holding AG	2,858,599
15,257	Flughafen Zurich AG	3,453,166
158	Forbo Holding AG	252,284
264	Georg Fischer AG	325,771
2,259	Intershop Holding AG	1,120,628
17,876	Julius Baer Group, Ltd.	1,058,593
14,530	Kuehne + Nagel International AG	2,692,465
157	Luzerner Kantonalbank AG‡	73,786
27	Metall Zug AG Class B	109,663
280	Mobimo Holding AG*	75,672
276,841	Nestle SA	23,203,602
238,637	Novartis AG	20,445,440
14,133	Roche Holding AG	3,610,663
44	Romande Energie Holding SA	57,842
350	SGS SA	840,275
2,221	Siegfried Holding AG*	731,649
237	St Galler Kantonalbank AG	109,241
4,036	Swiss Life Holding AG*	1,422,778
331	Swisscom AG	169,742
2,560	Swissquote Group Holding SA	96,172
3,678	Valora Holding AG	1,288,592
8,088	Vifor Pharma AG‡	952,906
32	Zug Estates Holding AG Class B*	59,727

	Total Switzerland	77,536,876

	United Kingdom — 6.4%

20,200	Aon Plc	2,951,220
46,619	Atrium European Real Estate, Ltd.*	218,302
213,000	Aviva Plc	1,470,294
372,056	BCA Marketplace Plc	1,095,676
37,959	British American Tobacco Plc	2,379,341
230,829	Britvic Plc	2,339,721
1,502	Carnival Plc	95,579
448,311	Centrica Plc	1,124,761
89,119	Coca-Cola European Partners Plc	3,709,133
65,812	Compass Group Plc	1,397,736
4,163	Cranswick Plc	164,878
128,543	Diageo Plc	4,230,436
20,842	EI Group Plc*	38,519

See accompanying Notes to the Financial Statements.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

3,310	EMIS Group Plc	40,967
44,266	Ferroglobe Plc	582,540
6,588	Gamma Communications Plc	52,591
171,031	GlaxoSmithKline Plc	3,415,567
18,802	Greggs Plc	314,564
29,618	Hansteen Holdings Plc REIT	54,837
15,264	Headlam Group Plc	120,826
24,417	Hill & Smith Holdings Plc	414,074
66,623	Imperial Brands Plc	2,846,010
75,552	Inchcape Plc	874,774
152,166	International Game Technology Plc‡	3,735,675
270,846	J Sainsbury Plc	864,482
237,580	JD Sports Fashion Plc	1,193,716
26,331	John Menzies Plc	254,178
773,315	Kingfisher Plc	3,096,991
184,137	Legal & General Group Plc	642,076
19,326,766	Lloyds Banking Group Plc	17,562,220
252,640	Melrose Industries Plc	721,295
91,874	National Express Group Plc	436,227
18,738	QinetiQ Group Plc	62,070
1,087,037	Rentokil Initial Plc	4,384,019
11,227	Secure Income Plc REIT	56,485
171,079	Smith & Nephew Plc	3,094,039
65,271	Softcat Plc	368,235
156,184	SSE Plc	2,927,333
43,827	TBC Bank Group Plc	976,088
5,311,119	Tesco Plc*	13,335,676
658,218	Tritax Big Box Plc REIT	1,257,532
12,470	Ultra Electronics Holdings Plc	300,812
1,142,674	Vodafone Group Plc	3,201,047

	Total United Kingdom	88,402,542

	United States — 54.4%

19,200	3M Co.	4,030,080
23,200	Adobe Systems, Inc.*	3,460,976
85,400	AGNC Investment Corp. REIT	1,851,472
1,900	Alleghany Corp.*	1,052,619
30,300	Allstate Corp. (The)	2,784,873
9,472	Alphabet, Inc. Class A*	9,223,076
31,677	Alphabet, Inc. Class C*	30,381,728
69,700	Altria Group, Inc.	4,420,374
2,500	Amazon.com, Inc.*	2,403,375
36,500	Amdocs, Ltd.	2,347,680
31,700	Ameren Corp.	1,833,528
16,400	American Campus Communities, Inc. REIT	724,060
34,800	American Electric Power Co., Inc.	2,444,352
4,900	American Express Co.	443,254
21,800	American Financial Group, Inc.	2,255,210
190,700	Annaly Capital Management, Inc. REIT	2,324,633

122	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,300	ANSYS, Inc.*	1,877,769
11,400	Anthem, Inc.	2,164,632
54,000	Apple Hospitality, Inc. REIT	1,021,140
256,033	Apple, Inc.	39,459,806
30,100	Applied Materials, Inc.	1,567,909
59,800	Aramark	2,428,478
11,500	Archer-Daniels-Midland Co.	488,865
37,800	Arthur J. Gallagher & Co.	2,326,590
104,000	AT&T, Inc.	4,073,680
17,200	Atmos Energy Corp.	1,442,048
26,900	Bank of New York Mellon Corp. (The)	1,426,238
42,700	Baxter International, Inc.	2,679,425
14,000	Becton Dickinson and Co.	2,743,300
16,300	Berkshire Hathaway, Inc. Class B*	2,988,116
45,300	BGC Partners, Inc. Class A	655,491
19,000	Boeing Co. (The)	4,829,990
28,700	Broadridge Financial Solutions, Inc.	2,319,534
35,700	Brown & Brown, Inc.	1,720,383
66,800	CA, Inc.	2,229,784
2,300	Cable One, Inc.	1,660,876
14,200	Cabot Corp.	792,360
49,100	Cadence Design Systems, Inc.*	1,937,977
26,900	Campbell Soup Co.	1,259,458
3,200	Cardinal Health, Inc.	214,144
18,300	Carlisle Cos., Inc.	1,835,307
34,400	CDK Global, Inc.	2,170,296
79,700	CenterPoint Energy, Inc.	2,328,037
52,400	Chimera Investment Corp. REIT	991,408
15,500	Cigna Corp.	2,897,570
17,100	Clorox Co. (The)	2,255,661
38,300	CMS Energy Corp.	1,774,056
10,800	Columbia Property Trust, Inc. REIT	235,116
96,800	Comcast Corp. Class A	3,724,864
15,513	Commerce Bancshares, Inc.	896,186
58,400	Conagra Brands, Inc.	1,970,416
23,800	Consolidated Edison, Inc.	1,920,184
6,500	Constellation Brands, Inc. Class A	1,296,425
11,000	Cooper Cos., Inc. (The)	2,608,210
69,200	Copart, Inc.*	2,378,404
32,600	Corporate Office Properties Trust REIT	1,070,258
103,715	Costco Wholesale Corp.	17,039,337
9,300	CR Bard, Inc.	2,980,650
22,700	Crane Co.	1,815,773
164,116	Crown Castle International Corp. REIT	16,408,318
35,900	Danaher Corp.	3,079,502
32,400	Darden Restaurants, Inc.	2,552,472
100	Digital Realty Trust, Inc. REIT‡	11,833
700	Domino’s Pizza, Inc.	138,985
22,300	Dr Pepper Snapple Group, Inc.‡	1,972,881

See accompanying Notes to the Financial Statements.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

21,600	DTE Energy Co.	2,318,976
11,400	DXC Technology Co.	979,032
592,609	eBay, Inc.*	22,791,742
29,600	Edison International	2,284,232
9,100	Electronic Arts, Inc.*	1,074,346
42,100	Eli Lilly & Co.	3,601,234
4,400	Entergy Corp.	335,984
19,900	Equity LifeStyle Properties, Inc. REIT	1,693,092
4,100	Erie Indemnity Co. Class A	494,337
7,800	Essex Property Trust, Inc. REIT	1,981,434
67,600	Exelon Corp.	2,546,492
4,100	F5 Networks, Inc.*	494,296
194,912	Facebook, Inc. Class A*	33,304,614
6,900	FedEx Corp.	1,556,502
35,500	First American Financial Corp.	1,773,935
62,500	FirstEnergy Corp.	1,926,875
5,800	Fiserv, Inc.*	747,968
13,300	General Dynamics Corp.	2,734,214
17,100	General Mills, Inc.	885,096
15,300	Hanover Insurance Group, Inc. (The)	1,483,029
13,300	Hawaiian Electric Industries, Inc.	443,821
191,687	HCA Healthcare, Inc.*	15,256,368
25,200	Henry Schein, Inc.*	2,066,148
14,200	Hershey Co. (The)	1,550,214
8,200	Highwoods Properties, Inc. REIT	427,138
24,500	Hill-Rom Holdings, Inc.	1,813,000
11,300	Home Depot, Inc. (The)	1,848,228
26,500	Honeywell International, Inc.	3,756,110
46,100	Hospitality Properties Trust REIT	1,313,389
6,800	Humana, Inc.	1,656,684
10,500	Huntington Ingalls Industries, Inc.	2,377,620
2,900	IAC/InterActiveCorp*	340,982
19,000	Ingredion, Inc.	2,292,160
97,800	Intel Corp.	3,724,224
2,100	Intercontinental Exchange, Inc.	144,270
26,900	International Business Machines Corp.	3,902,652
21,500	Intuit, Inc.	3,056,010
7,600	Jack Henry & Associates, Inc.	781,204
8,300	JM Smucker Co. (The)	870,919
42,000	Johnson & Johnson	5,460,420
22,500	Kellogg Co.‡	1,403,325
2,000	Kimberly-Clark Corp.	235,360
5,900	KLA-Tencor Corp.	625,400
259,021	Kraft Heinz Co. (The)	20,087,079
16,200	Landstar System, Inc.	1,614,330
8,700	Liberty Property Trust REIT	357,222
13,800	Live Nation Entertainment, Inc.*	600,990
11,100	Lockheed Martin Corp.	3,444,219
388,030	Lowe’s Cos., Inc.	31,019,118

124	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,500	M&T Bank Corp.	2,496,120
22,900	Macquarie Infrastructure Corp.	1,652,922
8,800	ManpowerGroup, Inc.	1,036,816
7,600	MarketAxess Holdings, Inc.	1,402,276
155,417	Mastercard, Inc. Class A	21,944,880
31,700	Maxim Integrated Products, Inc.	1,512,407
3,300	McCormick & Co., Inc.	338,712
140,931	McDonald’s Corp.	22,081,069
70,900	Merck & Co., Inc.	4,539,727
9,200	Mercury General Corp.	521,548
1,400	Mettler-Toledo International, Inc.*	876,624
187,800	MFA Financial, Inc. REIT	1,645,128
374,178	Microsoft Corp.	27,872,519
1,963	Mid-America Apartment Communities, Inc. REIT	209,805
7,200	Morningstar, Inc.	611,928
27,700	Motorola Solutions, Inc.	2,350,899
5,600	Nasdaq, Inc.	434,392
2,400	NewMarket Corp.	1,021,800
6,500	Newmont Mining Corp.	243,815
16,300	NextEra Energy, Inc.	2,388,765
6,700	Northern Trust Corp.	615,931
9,600	Northrop Grumman Corp.	2,762,112
28,700	Omnicom Group, Inc.	2,125,809
483,931	Oracle Corp.	23,398,064
19,800	Orbital ATK, Inc.	2,636,568
132,943	PayPal Holdings, Inc.*	8,512,340
33,800	PepsiCo, Inc.	3,766,334
84,200	Pfizer, Inc.	3,005,940
37,200	PG&E Corp.	2,532,948
47,100	Philip Morris International, Inc.	5,228,571
52,000	Piedmont Office Realty Trust, Inc. REIT Class A	1,048,320
35,100	Pinnacle Foods, Inc.	2,006,667
700	PPG Industries, Inc.	76,062
26,300	Premier, Inc. Class A*	856,591
200	Priceline Group, Inc. (The)*	366,164
41,800	Procter & Gamble Co. (The)	3,802,964
39,400	Progressive Corp. (The)	1,907,748
14,500	Prologis, Inc. REIT	920,170
8,700	Public Service Enterprise Group, Inc.	402,375
17,600	Raytheon Co.	3,283,808
16,700	Reinsurance Group of America, Inc.	2,330,151
40,400	Republic Services, Inc.	2,668,824
50	Seaboard Corp.	225,250
68,900	Senior Housing Properties Trust REIT	1,346,995
500	Spectrum Brands Holdings, Inc.‡	52,960
1,900	Spirit AeroSystems Holdings, Inc. Class A	147,668
466,492	Starbucks Corp.	25,055,285
14,400	Stericycle, Inc.*	1,031,328
20,600	Stryker Corp.	2,925,612

See accompanying Notes to the Financial Statements.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,700	Sun Communities, Inc. REIT	1,345,176
35,500	Synopsys, Inc.*	2,858,815
52,000	Synovus Financial Corp.	2,395,120
48,800	Sysco Corp.	2,632,760
3,400	T-Mobile US, Inc.*	209,644
6,800	Teleflex, Inc.	1,645,396
22,800	Telephone & Data Systems, Inc.	635,892
39,000	Texas Instruments, Inc.	3,495,960
14,500	Thermo Fisher Scientific, Inc.	2,743,400
7,600	Torchmark Corp.	608,684
16,200	Total System Services, Inc.	1,061,100
11,000	Travelers Cos., Inc. (The)	1,347,720
8,200	Tupperware Brands Corp.	506,924
96,400	Two Harbors Investment Corp. REIT	971,712
30,900	Tyson Foods, Inc. Class A	2,176,905
53,700	UDR, Inc. REIT	2,042,211
33,800	UGI Corp.	1,583,868
2,800	Union Pacific Corp.	324,716
21,800	UnitedHealth Group, Inc.	4,269,530
50,100	US Bancorp	2,684,859
6,800	Varian Medical Systems, Inc.*	680,408
26,900	Vectren Corp.	1,769,213
20,000	Ventas, Inc. REIT	1,302,600
12,200	Verizon Communications, Inc.	603,778
278,054	Visa, Inc. Class A‡	29,262,403
48,300	Wal-Mart Stores, Inc.	3,774,162
35,000	Waste Management, Inc.	2,739,450
2,700	Waters Corp.*	484,704
378,366	Wells Fargo & Co.	20,866,885
23,400	WP Carey, Inc. REIT	1,576,926
3,300	Xcel Energy, Inc.	156,156
43,700	Yum China Holdings, Inc.*	1,746,689
270,895	Yum! Brands, Inc.	19,940,581
7,800	Zimmer Biomet Holdings, Inc.	913,302

	Total United States	751,696,826

	TOTAL COMMON STOCKS (COST $1,061,444,614)	1,252,771,593

	INVESTMENT COMPANY — 0.0%

	United Kingdom — 0.0%

136,056	Renewables Infrastructure Group, Ltd. (The)	198,603

	TOTAL INVESTMENT COMPANY (COST $198,006)	198,603

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

26,000	Henkel AG & Co. KGaA, 1.40%	3,539,387

	Japan — 0.0%

128	Shinkin Central Bank, 2.79% Class A	264,381

126	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2017 (Unaudited)

Shares		Description	Value ($)

		Sweden — 0.0%

3,915		Akelius Residential Property AB, 6.21%	160,200

		TOTAL PREFERRED STOCKS (COST $3,192,475)	3,963,968

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 9.3%

		Bank Deposit — 8.7%

120,803,969		State Street Bank & Trust Euro Time Deposit, 0.12%, due 10/02/17	120,803,969

		Mutual Fund - Securities Lending Collateral — 0.4%

4,853,860		State Street Institutional U.S. Government Money Market Fund, Premier Class**	4,853,860

		U.S. Government and Agency Obligations — 0.2%

2,050,000		United States Treasury Bill, 0.94%, due 10/12/17*** ‡‡	2,049,430

		TOTAL SHORT-TERM INVESTMENTS (COST $127,707,218)	127,707,259

		TOTAL INVESTMENTS — 100.2% (Cost $1,192,542,313)	1,384,641,423

		Other Assets and Liabilities (net) — (0.2)%	(2,424,628)

		NET ASSETS — 100.0%	$1,382,216,795

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.	127

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
24	Canadian Dollar	Dec 2017	$1,926,120	$(42,063)
201	MSCI EAFE Index	Dec 2017	19,882,920	195,144
247	S&P 500 E-mini Index	Dec 2017	31,073,835	633,632
14	S&P/TSX 60 Index	Dec 2017	2,056,818	99,545

				$886,258

128	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	11.2
Food	8.5
Pharmaceuticals	7.9
Internet	7.3
Banks	6.6
Software	5.2
Computers	3.8
Diversified Financial Services	3.7
Electric	3.7
REITS	3.3
Insurance	3.0
Telecommunications	2.7
Health Carec — Products	2.5
Commercial Services	2.1
Health Care — Services	2.1
Agriculture	1.9
Beverages	1.9
Aerospace & Defense	1.7
Engineering & Construction	1.0
Iron & Steel	1.0
Electronics	0.8
Media	0.8
Miscellaneous — Manufacturing	0.8
Real Estate	0.8
Semiconductors	0.8
Chemicals	0.7
Gas	0.6
Cosmetics & Personal Care	0.5
Environmental Control	0.5
Household Products & Wares	0.5
Transportation	0.5
Mining	0.4
Entertainment	0.3
Leisure Time	0.3
Machinery — Diversified	0.3
Metal Fabricate & Hardware	0.3
Advertising	0.2
Shipbuilding	0.2
Airlines	0.1
Distribution & Wholesale	0.1
Food Service	0.1
Forest Products & Paper	0.1
Investment Companies	0.1
Auto Parts & Equipment	0.0
Biotechnology	0.0
Building Materials	0.0
Electrical Components & Equipment	0.0
Energy-Alternate Sources	0.0
Holding Companies — Diversified	0.0
Housewares	0.0
Lodging	0.0

See accompanying Notes to the Financial Statements.	129

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Oil & Gas	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.1

100.0%

130	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)	$605,859,601	$1,014,355,541	$2,376,822,008	$845,084,064
Foreign currency, at value(b)	—	—	4,400,875	—
Cash	—	64,590	96,295	17,063
Receivable for investments sold	2,766,137	1,614,326	12,353,538	694,657
Receivable for TBA securities sold	—	—	—	12,675,711
Dividend and interest receivable	528,077	842,224	5,638,343	5,239,586
Cash collateral held at broker on open swap contracts	—	—	—	150,000
Unrealized appreciation on open forward foreign currency contracts	—	—	685,032	—
Receivable for variation margin on open futures contracts	45,459	23,413	562,823	—
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	28,571
Foreign tax reclaims receivable	189,639	50,797	3,443,384	1,662
Securities lending income receivable	2,580	40,128	16,885	5,094
Prepaid expenses	9,994	16,005	39,989	13,158

Total assets	609,401,487	1,017,007,024	2,404,059,172	863,909,566

Liabilities
Payable for investments purchased	1,933,344	1,197,923	13,321,536	6,773,573
Payable for TBA and when-issued securities purchased	—	—	—	23,690,252
Payable for Fund shares repurchased	—	—	14,382,856	—
Written options, at value(c)	—	—	—	16,687
Variation margin payable on open futures contracts	—	—	—	11,456
Obligation to return securities lending collateral	75,533	35,085,658	28,314,998	14,733,320
Payable to affiliate for:
Advisory fees	262,533	703,060	1,370,980	234,424
Trustees fees	3,346	5,560	10,941	3,373
Payable for foreign capital gains tax	—	—	47,597	—
Accrued expenses	124,932	242,839	668,943	193,312

Total liabilities	2,399,688	37,235,040	58,117,851	45,656,397

Net assets	$607,001,799	$979,771,984	$2,345,941,321	$818,253,169

Net assets consist of:
Paid-in capital	461,343,201	737,951,032	1,885,197,639	804,275,497
Accumulated undistributed net investment income	5,798,544	1,970,392	29,169,262	13,825,515
Accumulated net realized gain (loss)	52,142,308	72,299,346	90,400,224	(3,052,117)
Net unrealized appreciation on investments, futures contracts, options written, swap contracts and foreign currencies	87,717,746	167,551,214	341,174,196	3,204,274

Net assets	$607,001,799	$979,771,984	$2,345,941,321	$818,253,169

See accompanying Notes to the Financial Statements.	131

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2017 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Net assets attributable to:
Class Y-3 shares	$607,001,799	$979,771,984	$2,345,941,321	$818,253,169

Shares outstanding:
Class Y-3	52,191,748	75,934,899	198,518,437	79,906,518

Net asset value per share:
Class Y-3	$11.63	$12.90	$11.82	$10.24

(a) Investments, at cost	$518,440,725	$848,378,352	$2,036,530,924	$841,411,683

(b) Foreign currency, at cost	$—	$—	$4,402,989	$—

(c) Premiums on written options	$—	$—	$—	$61,929

132	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2017 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$606,779,946	$1,664,883,406	$1,384,641,423
Foreign currency, at value(b)	1,277,628	7,090,862	744,334
Cash	171,945	1,704,114	33,572
Receivable for investments sold	111,094	19,186,322	—
Receivable for Fund shares sold	—	20,637	—
Dividend and interest receivable	9,392,928	2,070,883	1,593,205
Cash collateral held at broker on open futures contracts	488,209	2,319,051	—
Unrealized appreciation on open forward foreign currency contracts	2,531,416	2,219,252	—
Receivable for variation margin on open futures contracts	518,243	715,532	224,972
Synthetic futures, at value	—	699,430	—
Foreign tax reclaims receivable	80,944	56,943	880,253
Securities lending income receivable	10,529	11,334	7,771
Prepaid expenses	9,736	27,917	22,306

Total assets	621,372,618	1,701,005,683	1,388,147,836

Liabilities
Payable for investments purchased	—	15,873,231	—
Payable for TBA and when-issued securities purchased	3,573,299	—	—
Payable for variation margin on open futures contracts	—	113,264	—
Payable for Fund shares repurchased	292,228	31,542	—
Synthetic futures, at value	—	912,077	—
Unrealized depreciation on open forward foreign currency contracts	3,595,712	3,320,882	—
Cash collateral due to broker on open forward foreign currency contracts	110,000	—	—
Obligation to return securities lending collateral	20,065,928	10,109,602	4,853,860
Payable to affiliate for:
Advisory fees	391,124	1,075,921	824,731
Trustees fees	2,649	7,442	5,683
Payable for foreign capital gains tax	311,283	1,965,229	—
Accrued expenses	268,749	1,110,557	246,767

Total liabilities	28,610,972	34,519,747	5,931,041

Net assets	$592,761,646	$1,666,485,936	$1,382,216,795

Net assets consist of:
Paid-in capital	581,602,136	1,424,947,025	1,140,761,332
Accumulated undistributed net investment income	20,347,957	31,600,327	14,389,652
Accumulated net realized gain (loss)	(12,607,496)	(41,590,963)	34,081,573
Net unrealized appreciation on investments, futures contracts and foreign currencies	3,419,049	251,529,547	192,984,238

Net assets	$592,761,646	$1,666,485,936	$1,382,216,795

See accompanying Notes to the Financial Statements.	133

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2017 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets attributable to:
Class Y-3 shares	$592,761,646	$1,666,485,936	$1,382,216,795

Shares outstanding:
Class Y-3	59,886,709	149,620,173	100,973,804

Net asset value per share:
Class Y-3	$9.90	$11.14	$13.69

(a) Investments, at cost	$602,175,100	$1,409,553,217	$1,192,542,313

(b) Foreign currency, at cost	$1,275,220	$7,118,482	$745,108

134	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Interest	$12,968	$31,701	$67,966	$12,107,183
Dividends	6,060,439	6,392,474	42,572,697	—
Securities lending income	48,706	186,395	441,378	29,093
Withholding taxes	(107,279)	(7,820)	(3,377,425)	(950)
Other income	—	—	2,020	27,782

Total investment income	6,014,834	6,602,750	39,706,636	12,163,108

Expenses:
Advisory fees	1,608,469	4,342,504	8,428,063	1,413,689
Custodian and fund accounting fees	92,407	129,528	660,148	164,384
Audit fees	26,265	28,748	55,703	42,825
Transfer agent fees	12,199	12,698	12,458	12,367
Legal fees	28,504	45,589	108,997	36,576
Trustees fees	16,843	27,188	64,251	21,351
Registration fees	333	332	3,612	10,480
Interest expense	—	—	10	—
Miscellaneous	28,211	44,887	96,415	36,559

Total expenses	1,813,231	4,631,474	9,429,657	1,738,231

Net investment income	4,201,603	1,971,276	30,276,979	10,424,877

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	40,054,444	33,207,599	95,205,906	2,142,754
Purchased option contracts	—	—	—	(38,882)
Swap contracts	—	—	—	86,724
Closed futures contracts	823,613	408,902	8,686,138	1,643,057
Written option contracts	—	—	—	25,924
Forward foreign currency contracts	—	—	154,687	—
Foreign currency related transactions	379	—	125,165	(11,888)

Net realized gain	40,878,436	33,616,501	104,171,896	3,847,689

Change in net unrealized appreciation (depreciation) on:
Investments	10,640,842	24,285,333	160,225,337	8,727,649
Purchased option contracts	—	—	—	(109,994)
TBA Sale Commitments	—	—	—	5,859
Swap contracts	—	—	—	(360,247)
Open futures contracts	301,930	1,338,389	(320,576)	(594,652)
Written option contracts	—	—	—	43,442
Forward foreign currency contracts	—	—	666,625	—
Foreign currency related translations	(665)	1,598	129,260	7,214

Change in net unrealized appreciation (depreciation)	10,942,107	25,625,320	160,700,646	7,719,271

Net realized and unrealized gain (loss)	51,820,543	59,241,821	264,872,542	11,566,960

Net increase in net assets resulting from operations	$56,022,146	$61,213,097	$295,149,521	$21,991,837

See accompanying Notes to the Financial Statements.	135

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2017 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Interest	$18,665,310	$103,741	$81,899
Dividends	29,345	31,627,132	17,250,317
Securities lending income	73,628	66,889	92,734
Withholding taxes	(154,167)	(3,344,190)	(864,703)
Other income	21,011	—	—

Total investment income	18,635,127	28,453,572	16,560,247

Expenses:
Advisory fees	2,320,592	6,249,052	4,847,615
Custodian and fund accounting fees	216,166	1,101,698	200,399
Audit fees	35,793	78,461	35,450
Transfer agent fees	12,299	12,607	12,368
Legal fees	26,391	73,455	60,237
Trustees fees	15,505	43,181	35,165
Registration fees	20,268	13,738	227
Interest expense	3,947	22,974	—
Miscellaneous	23,334	61,106	50,649

Total expenses	2,674,295	7,656,272	5,242,110

Net investment income	15,960,832	20,797,300	11,318,137

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(647,883)	72,870,703	20,339,341
Purchased option contracts	—	—	—
Swap contracts	—	—	—
Closed futures contracts	(232,699)	17,349,123	3,788,710
Written option contracts	—	—	—
Forward foreign currency contracts	4,540,431	1,644,033	—
Foreign currency related transactions	106,418	(231,147)	77,351

Net realized gain	3,766,267	91,632,712	24,205,402

Change in net unrealized appreciation (depreciation) on:
Investments	17,205,247	103,491,654	70,560,457
Purchased option contracts	—	—	—
TBA Sale Commitments	—	—	—
Swap contracts	—	—	—
Open futures contracts	266,103	(3,255,029)	612,860
Written option contracts	—	—	—
Forward foreign currency contracts	(1,731,386)	(1,084,680)	—
Foreign currency related translations	(18,408)	333,479	37,909

Change in net unrealized appreciation (depreciation)	15,721,556	99,485,424	71,211,226

Net realized and unrealized gain (loss)	19,487,823	191,118,136	95,416,628

Net increase in net assets resulting from operations	$35,448,655	$211,915,436	$106,734,765

136	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,201,603	$6,011,362	$1,971,276	$3,352,783
Net realized gain (loss)	40,878,436	21,505,233	33,616,501	67,704,689
Change in net unrealized appreciation (depreciation)	10,942,107	75,394,273	25,625,320	112,674,843

Net increase in net assets resulting from operations	56,022,146	102,910,868	61,213,097	183,732,315

Distributions to shareholders from:
Net investment income
Class Y-3	—	(4,340,709)	—	(6,503,271)

Total distributions from net investment income	—	(4,340,709)	—	(6,503,271)

Net realized gains
Class Y-3	—	(16,932,342)	—	(22,642,529)

Total distributions from net realized gains	—	(16,932,342)	—	(22,642,529)

Net share transactions (See Note 7):
Class Y-3	(50,079,338)	218,161,247	(53,896,899)	390,443,708

Increase (decrease) in net assets resulting from net shares transactions	(50,079,338)	218,161,247	(53,896,899)	390,443,708

Net increase in net assets	5,942,808	299,799,064	7,316,198	545,030,223

Net assets:
Beginning of period	601,058,991	301,259,927	972,455,786	427,425,563

End of period	$607,001,799	$601,058,991	$979,771,984	$972,455,786

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,798,544	$1,596,941	$1,970,392	$(884)

See accompanying Notes to the Financial Statements.	137

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$30,276,979	$37,553,915	$10,424,877	$20,075,933
Net realized gain (loss)	104,171,896	22,455,558	3,847,689	862,609
Change in net unrealized appreciation (depreciation)	160,700,646	155,153,562	7,719,271	(9,988,310)

Net increase in net assets resulting from operations	295,149,521	215,163,035	21,991,837	10,950,232

Distributions to shareholders from:
Net investment income
Class Y-3	—	(37,187,651)	—	(21,073,131)

Total distributions from net investment income	—	(37,187,651)	—	(21,073,131)

Net realized gains
Class Y-3	—	—	—	(8,462,989)

Total distributions from net realized gains	—	—	—	(8,462,989)

Net share transactions (See Note 7):
Class Y-3	(220,312,575)	151,494,721	30,658,357	313,880

Increase (decrease) in net assets resulting from net shares transactions	(220,312,575)	151,494,721	30,658,357	313,880

Net increase (decrease) in net assets	74,836,946	329,470,105	52,650,194	(18,272,008)

Net assets:
Beginning of period	2,271,104,375	1,941,634,270	765,602,975	783,874,983

End of period	$2,345,941,321	$2,271,104,375	$818,253,169	$765,602,975

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$29,169,262	$(1,107,717)	$13,825,515	$3,400,638

138	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,960,832	$28,430,898	$20,797,300	$19,614,437
Net realized gain (loss)	3,766,267	(23,937,398)	91,632,712	4,480,393
Change in net unrealized appreciation (depreciation)	15,721,556	41,657,609	99,485,424	177,622,353

Net increase in net assets resulting from operations	35,448,655	46,151,109	211,915,436	201,717,183

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(26,250,811)

Total distributions from net investment income	—	—	—	(26,250,811)

Net share transactions (See Note 7):
Class Y-3	(1,545,630)	98,445,823	(27,419,296)	156,387,071

Increase (decrease) in net assets resulting from net shares transactions	(1,545,630)	98,445,823	(27,419,296)	156,387,071

Net increase in net assets	33,903,025	144,596,932	184,496,140	331,853,443

Net assets:
Beginning of period	558,858,621	414,261,689	1,481,989,796	1,150,136,353

End of period	$592,761,646	$558,858,621	$1,666,485,936	$1,481,989,796

Undistributed net investment income included in net assets at end of period	$20,347,957	$4,387,125	$31,600,327	$10,803,027

See accompanying Notes to the Financial Statements.	139

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,318,137	$14,491,313
Net realized gain (loss)	24,205,402	33,621,829
Change in net unrealized appreciation (depreciation)	71,211,226	66,569,212

Net increase in net assets resulting from operations	106,734,765	114,682,354

Distributions to shareholders from:
Net investment income
Class Y-3	—	(12,612,013)

Total distributions from net investment income	—	(12,612,013)

Net realized gains
Class Y-3	—	(28,619,153)

Total distributions from net realized gains	—	(28,619,153)

Net share transactions (See Note 7):
Class Y-3	25,622,253	224,023,068

Increase in net assets resulting from net shares transactions	25,622,253	224,023,068

Net increase in net assets	132,357,018	297,474,256

Net assets:
Beginning of period	1,249,859,777	952,385,521

End of period	$1,382,216,795	$1,249,859,777

Undistributed net investment income included in net assets at end of period	$14,389,652	$3,071,515

140	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Financial Highlights

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.61		$9.34		$11.11		$13.16		$13.56		$13.27

Net investment income†	0.08		0.11	(a)	0.04		0.05		0.07		0.08
Net realized and unrealized gain (loss) on investments	0.94		1.54		(0.43)		1.63		3.11		0.68

Total from investment operations	1.02		1.65		(0.39)		1.68		3.18		0.76

Less dividends and distributions:
From net investment income (loss)	—		(0.08)		(0.05)		(0.04)		(0.09)		(0.08)
From net realized gain on investments	—		(0.30)		(1.33)		(3.69)		(3.49)		(0.39)

Total dividends and distributions	—		(0.38)		(1.38)		(3.73)		(3.58)		(0.47)

Net asset value at end of period	$11.63		$10.61		$9.34		$11.11		$13.16		$13.56

Total investment return	9.61	%**	17.74%		(4.09)%		13.63	%(b)	23.99	%(b)	6.03	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.38	%*	1.14	%(a)	0.33%		0.37%		0.48%		0.61%
Net expenses to average daily net assets	0.60	%*	0.61	%(d)	0.63	%(c)	0.60	%(c)	0.57%		0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.60	%*	0.61%		0.63	%(c)	0.63	%(c)	0.63%		0.63%
Portfolio turnover rate	32	%**	84%		66%		118%		50%		65%
Net assets at end of period (in 000’s)	$607,002		$601,059		$301,260		$362,698		$358,862		$465,787

(a)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	141

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.12		$10.30		$12.23		$12.44		$11.94		$11.62

Net investment income (loss)†	0.03		0.04	(a)	(0.02)		(0.03)		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	0.75		2.13		(1.28)		1.32		2.63		1.31

Total from investment operations	0.78		2.17		(1.30)		1.29		2.61		1.30

Less dividends and distributions:
From net investment income (loss)	—		(0.08)		—		—		—		(0.01)
From net realized gain on investments	—		(0.27)		(0.63)		(1.50)		(2.11)		(0.97)

Total dividends and distributions	—		(0.35)		(0.63)		(1.50)		(2.11)		(0.98)

Net asset value at end of period	$12.90		$12.12		$10.30		$12.23		$12.44		$11.94

Total investment return	6.44	%**	21.24%		(10.78)%		11.11	%(b)	22.34	%(b)	12.11	%(b)

Ratios/Supplemental Data:
Net investment income (loss) to average net assets	0.41	%*	0.40	%(a)	(0.18)%		(0.25)%		(0.17)%		(0.05)%
Net expenses to average daily net assets	0.96	%*	0.97	%(d)	0.98	%(c)	0.98	%(c)	0.97%		0.96%
Total expenses (before reductions and reimbursements) to average daily net assets	0.96	%*	0.97%		0.98	%(c)	0.99	%(c)	0.99%		1.01%
Portfolio turnover rate	17	%**	106%		68%		75%		67%		54%
Net assets at end of period (in 000’s)	$979,772		$972,456		$427,426		$470,893		$397,360		$442,080

(a)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

142	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.44		$9.61		$10.64		$11.92		$10.58		$9.72

Net investment income†	0.14		0.18	(a)	0.16		0.19		0.29		0.21
Net realized and unrealized gain (loss) on investments	1.24		0.83		(0.76)		(0.22)		1.94		0.90

Total from investment operations	1.38		1.01		(0.60)		(0.03)		2.23		1.11

Less dividends and distributions:
From net investment income (loss)	—		(0.18)		(0.17)		(0.27)		(0.33)		(0.25)
From net realized gain on investments	—		—		(0.26)		(0.98)		(0.56)		—

Total dividends and distributions	—		(0.18)		(0.43)		(1.25)		(0.89)		(0.25)

Net asset value at end of period	$11.82		$10.44		$9.61		$10.64		$11.92		$10.58

Total investment return	13.22	%**	10.62%		(5.64)%		0.19	%(b)	21.48	%(b)	11.53	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.54	%*	1.81	%(a)	1.60%		1.72%		2.52%		2.17%
Net expenses to average daily net assets	0.79	%*(c)	0.82	%(c)(d)	0.83	%(c)	0.84	%(c)	0.85%		0.83%
Total expenses (before reductions and reimbursements) to average daily net assets	0.79	%*(c)	0.81	%(c)	0.83	%(c)	0.84	%(c)	0.86%		0.86%
Portfolio turnover rate	39	%**	81%		109%		101%		95	%(e)	90%
Net assets at end of period (in 000’s)	$2,345,941		$2,271,104		$1,941,634		$2,072,981		$1,881,476		$2,138,930

(a)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and is 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(e)	Portfolio turnover calculation does not include $177,821,966 of securities transferred out of the Fund as part of an in-kind redemption.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	143

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.96		$10.15		$10.43	$10.42		$10.68		$10.58

Net investment income†	0.13		0.25	(a)	0.29	0.28		0.24		0.27
Net realized and unrealized gain (loss) on investments	0.15		(0.09)		(0.17)	0.28		(0.19)		0.37

Total from investment operations	0.28		0.16		0.12	0.56		0.05		0.64

Less dividends and distributions:
From net investment income (loss)	—		(0.25)		(0.30)	(0.33)		(0.25)		(0.31)
From net realized gain on investments	—		(0.10)		(0.10)	(0.22)		(0.06)		(0.23)

Total dividends and distributions	—		(0.35)		(0.40)	(0.55)		(0.31)		(0.54)

Net asset value at end of period	$10.24		$9.96		$10.15	$10.43		$10.42		$10.68

Total investment return	2.81	%**	1.58%		1.26%	5.43	%(b)	0.44	%(b)	6.15	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.57	%*	2.43	%(a)	2.80%	2.66%		2.32%		2.51%
Net expenses to average daily net assets	0.43	%*	0.43	%(c)(d)	0.42%	0.40%		0.37%		0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.43	%*	0.43	%(c)	0.42%	0.42%		0.43%		0.43%
Portfolio turnover rate	58	%**(f)	151%		88%	192%		187	%(e)	125%
Net assets at end of period (in 000’s)	$818,253		$765,603		$783,875	$892,649		$1,076,439		$1,093,253

(a)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(e)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 251% for the year ended March 31, 2014.
(f)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 43% for the period.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

144	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Period Ended 03/31/14(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.31		$8.44		$9.13		$10.43		$10.00

Net investment income†	0.27		0.51	(b)	0.54		0.56		0.34
Net realized and unrealized gain (loss) on investments	0.32		0.36		(1.12)		(1.32)		0.35

Total from investment operations	0.59		0.87		(0.58)		(0.76)		0.69

Less dividends and distributions:
From net investment income (loss)	—		—		(0.07)		(0.47)		(0.22)
From net realized gain on investments	—		—		(0.04)		(0.07)		(0.04)

Total dividends and distributions	—		—		(0.11)		(0.54)		(0.26)

Net asset value at end of period	$9.90		$9.31		$8.44		$9.13		$10.43

Total investment return	6.34	%**	10.31	%(c)	(6.25	)%(c)	(7.36	)%(c)	7.00	%**(c)

Ratios/Supplemental Data:
Net investment income to average net assets	5.50	%*	5.75	%(b)	6.28%		5.55%		5.52	%*
Net expenses to average daily net assets	0.92	%(d)*	0.94	%(d)(e)	0.90	%(d)	0.90	%(d)	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.92	%(d)*	0.94	%(d)	0.95	%(d)	0.97	%(d)	1.17	%*
Portfolio turnover rate	33	%**	55%		53%		58%		28	%**
Net assets at end of period (in 000’s)	$592,762		$558,859		$414,262		$395,939		$260,581

(a)	The Fund commenced operations on August 21, 2013.
(b)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	145

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

Period Ended 09/30/17 (Unaudited)			Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.77		$8.59		$9.88		$9.99		$10.49		$10.00

Net investment income†	0.14		0.14	(b)	0.16		0.17		0.18		0.10
Net realized and unrealized gain (loss) on investments	1.23		1.22		(1.36)		(0.09)		(0.46)		0.46

Total from investment operations	1.37		1.36		(1.20)		0.08		(0.28)		0.56

Less dividends and distributions:
From net investment income (loss)	—		(0.18)		(0.09)		(0.19)		(0.19)		(0.06)
From net realized gain on investments	—		—		—		—		(0.03)		(0.01)

Total dividends and distributions	—		(0.18)		(0.09)		(0.19)		(0.22)		(0.07)

Net asset value at end of period	$11.14		$9.77		$8.59		$9.88		$9.99		$10.49

Total investment return	14.02	%**	16.14%		(12.06)%		0.81	%(c)	(2.61	)%(c)	5.64	%(c)**

Ratios/Supplemental Data:
Net investment income to average net assets	2.56	%*	1.52	%(b)	1.79%		1.66%		1.77%		1.08	%*
Net expenses to average daily net assets	0.94	%(d)*	1.00	%(d)(e)	1.00	%(d)	0.98	%(d)	0.95	%(d)	0.95	%(d)*
Total expenses (before reductions and reimbursements) to average daily net assets	0.94	%(d)*	0.99	%(d)	1.00	%(d)	1.00	%(d)	1.04	%(d)	1.15	%(d)*
Portfolio turnover rate	35	%**	89%		66%		46%		64%		52	%**
Net assets at end of period (in 000’s)	$1,666,486		$1,481,990		$1,150,136		$1,087,355		$862,923		$517,085

(a)	The Fund commenced operations on May 1, 2012.
(b)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

146	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/17 (Unaudited)		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.62		$11.81		$12.11		$12.27		$11.19		$10.00

Net investment income†	0.11		0.16	(b)	0.15		0.15		0.14		0.07
Net realized and unrealized gain on investments	0.96		1.11		0.33		0.54		1.45		1.14

Total from investment operations	1.07		1.27		0.48		0.69		1.59		1.21

Less dividends and distributions:
From net investment income (loss)	—		(0.14)		(0.14)		(0.19)		(0.16)		(0.02)
From net realized gain on investments	—		(0.32)		(0.64)		(0.66)		(0.35)		—

Total dividends and distributions	—		(0.46)		(0.78)		(0.85)		(0.51)		(0.02)

Net asset value at end of period	$13.69		$12.62		$11.81		$12.11		$12.27		$11.19

Total investment return	8.48	%**	11.02%		4.13%		5.80	%(c)	14.40	%(c)	12.13	%(c)**

Ratios/Supplemental Data:
Net investment income to average net assets	1.70	%*	1.34	%(b)	1.23%		1.25%		1.20%		1.62	%*
Net expenses to average daily net assets	0.79	%*	0.81	%(d)	0.82	%(d)	0.85	%(d)	0.85%		0.85	%*
Total expenses (before reductions and reimbursements/recapture) to average daily net assets	0.79	%*	0.81	%(d)	0.82	%(d)	0.84	%(d)	0.84%		1.00	%*
Portfolio turnover rate	16	%**	55%		31%		84%		46%		12	%**
Net assets at end of period (in 000’s)	$1,382,217		$1,249,860		$952,386		$819,052		$742,641		$301,230

(a)	The Fund commenced operations on November 6, 2012.
(b)	Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(d)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	147

Mercer Funds

Notes to the Financial Statements

September 30, 2017 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2017, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”), TBA commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2017. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2017.

At September 30, 2017, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$103,105,056	$0	*	$—		$103,105,056
Austria	25,882,843	—		—		25,882,843
Belgium	17,682,321	—		—		17,682,321
Bermuda	4,061,995	—		—		4,061,995
Brazil	16,643,856	—		—		16,643,856
Canada	12,432,949	—		—		12,432,949
Cayman Islands	45,468,366	1,777,235		—		47,245,601
China	2,682,626	—		—		2,682,626
Denmark	38,429,750	—		—		38,429,750
Finland	14,882,736	—		—		14,882,736
France	182,438,184	—		—		182,438,184
Germany	201,266,564	—		—		201,266,564
Gibraltar	330,837	—		—		330,837
Hong Kong	31,294,952	—		—		31,294,952
Hungary	2,621,191	—		—		2,621,191
India	8,030,187	—		—		8,030,187
Indonesia	10,840,230	—		—		10,840,230
Ireland	27,645,092	—		—		27,645,092
Isle of Man	1,569,020	—		—		1,569,020
Israel	9,630,895	—		—		9,630,895
Italy	46,573,284	—		—		46,573,284
Japan	547,003,253	—		—		547,003,253
Luxembourg	2,169,620	—		—		2,169,620
Malaysia	2,539,108	—		—		2,539,108
Mexico	7,579,330	—		—		7,579,330
Netherlands	80,453,172	—		—		80,453,172
New Zealand	4,078,382	—		—		4,078,382
Norway	14,261,641	—		—		14,261,641
Philippines	783,965	—		—		783,965
Poland	1,546,613	—		—		1,546,613
Portugal	8,510,085	—		0	**	8,510,085
Russia	6,263,669	—		—		6,263,669
Singapore	4,046,365	—		—		4,046,365
South Korea	5,783,461	—		—		5,783,461
Spain	49,888,355	—		0	**	49,888,355
Sweden	48,365,602	—		—		48,365,602
Switzerland	198,798,028	—		—		198,798,028

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Taiwan	$27,716,693	$—	$—	$27,716,693
Thailand	3,010,891	—	—	3,010,891
Turkey	1,033,092	—	—	1,033,092
United Kingdom	325,423,747	—	—	325,423,747
United States	52,318,889	—	—	52,318,889

Total Common Stocks	2,195,086,895	1,777,235	0	2,196,864,130

Investment Companies
United States	22,490,681	—	—	22,490,681

Total Investment Companies	22,490,681	—	—	22,490,681

Preferred Stocks
Brazil	2,790,879	—	—	2,790,879
Germany	17,495,477	—	—	17,495,477

Total Preferred Stocks	20,286,356	—	—	20,286,356

Short-Term Investments
Bank Deposits	—	105,366,855	—	105,366,855
Mutual Fund - Securities Lending Collateral	28,314,998	—	—	28,314,998
U.S. Government and Agency Obligations	—	3,498,988	—	3,498,988

Total Short-Term Investments	28,314,998	108,865,843	—	137,180,841

Futures Contracts†
Buys	246,806	—	—	246,806

Total Futures Contracts	246,806	—	—	246,806

Forward Foreign Currency Contracts†	—	685,032	—	685,032

Total	$2,266,425,736	$111,328,110	$0	$2,377,753,846

*	Represents one or more Level 2 securities at $0 value as of September 30, 2017.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$105,098,806	$—		$105,098,806
Corporate Debt	—	306,380,835	0	**	306,380,835
Mortgage Backed Securities - Private Issuers	—	84,753,702	—		84,753,702
Mortgage Backed Securities - U.S. Government Agency Obligations	—	188,767,875	—		188,767,875
Municipal Obligations	—	9,490,934	—		9,490,934
Sovereign Debt Obligations	—	8,473,671	—		8,473,671
U.S. Government and Agency Obligations	—	105,171,519	—		105,171,519

Total Debt Obligations	—	808,137,342	0		808,137,342

Options Purchased
Call Options	22,677	—	—		22,677
Put Options	1,641	—	—		1,641

Total Options Purchased	24,318	—	—		24,318

Short-Term Investments
Bank Deposits	—	22,189,084	—		22,189,084
Mutual Fund - Securities Lending Collateral	14,733,320	—	—		14,733,320

Total Short-Term Investments	14,733,320	22,189,084	—		36,922,404

Futures Contracts†
Sales	195,973	—	—		195,973

Total Futures Contracts	195,973	—	—		195,973

Swaps
Centrally Cleared Interest Rate Swaps†	—	76,893	—		76,893

Total Swaps	—	76,893	—		76,893

Total	$14,953,611	$830,403,319	$0		$845,356,930

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(575,269)	$—	$—	$(575,269)

Total Futures Contracts	(575,269)	—	—	(575,269)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(210,946)	—	(210,946)

Total Swaps	—	(210,946)	—	(210,946)

Written Options	(16,687)	—	—	(16,687)

Total	$(591,956)	$(210,946)	$—	$(802,902)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2017.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Corporate Debt	$—	$267,571,980	$0	**	$267,571,980
Sovereign Debt Obligations	—	305,449,326	—		305,449,326

Total Debt Obligations	—	573,021,306	0		573,021,306

Common Stocks
Common Stocks	2,962,550	177,397	0	**	3,139,947

Total Common Stocks	2,962,550	177,397	0		3,139,947

Convertible Preferred Stock
Oil & Gas	—	381,648	—		381,648

Total Convertible Preferred Stock	—	381,648	—		381,648

Warrants
Warrants	928	2,372	—		3,300

Total Warrants	928	2,372	—		3,300

Short-Term Investments
Bank Deposits	—	10,167,817	—		10,167,817
Mutual Fund - Securities Lending Collateral	20,065,928	—	—		20,065,928

Total Short-Term Investments	20,065,928	10,167,817	—		30,233,745

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$15,102	$—	$—	$15,102
Sales	144,317	—	—	144,317

Total Futures Contracts	159,419	—	—	159,419

Forward Foreign Currency Contracts†	—	2,531,416	—	2,531,416

Total	$23,188,825	$586,281,956	$0	$609,470,781

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,756)	$—	$—	$(2,756)

Total Futures Contracts	(2,756)	—	—	(2,756)

Forward Foreign Currency Contracts†	—	(3,595,712)	—	(3,595,712)

Total	$(2,756)	$(3,595,712)	$—	$(3,598,468)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$5,334,954	$—	$—	$5,334,954
Bermuda	18,882,975	—	—	18,882,975
Brazil	92,425,268	—	—	92,425,268
British Virgin Islands	2,615,145	—	—	2,615,145
Cayman Islands	205,446,063	—	—	205,446,063
Chile	13,199,577	—	—	13,199,577
China	154,190,426	—	—	154,190,426
Czech Republic	1,641,778	—	—	1,641,778

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
France	$2,785,135	$—	$—	$2,785,135
Greece	1,601,485	—	—	1,601,485
Hong Kong	67,667,783	—	—	67,667,783
Hungary	13,752,340	—	—	13,752,340
India	158,326,299	192,040	—	158,518,339
Indonesia	38,465,785	—	—	38,465,785
Isle of Man	534,314	—	—	534,314
Japan	2,877,186	—	—	2,877,186
Luxembourg	3,765,449	—	—	3,765,449
Malaysia	22,730,261	—	—	22,730,261
Mexico	55,335,286	—	—	55,335,286
Netherlands	4,477,345	—	—	4,477,345
Philippines	6,082,312	—	—	6,082,312
Poland	10,152,903	—	—	10,152,903
Qatar	2,381,995	—	—	2,381,995
Russia	35,764,284	—	—	35,764,284
Singapore	9,387,834	—	—	9,387,834
South Africa	77,920,300	—	—	77,920,300
South Korea	195,454,684	—	—	195,454,684
Sweden	1,248,663	—	—	1,248,663
Switzerland	2,546,498	—	—	2,546,498
Taiwan	161,664,764	—	—	161,664,764
Thailand	28,841,594	16,924,631	—	45,766,225
Turkey	26,520,623	—	—	26,520,623
United Arab Emirates	18,490,270	—	—	18,490,270
United Kingdom	22,633,232	—	—	22,633,232
United States	24,224,936	—	—	24,224,936

Total Common Stocks	1,489,369,746	17,116,671	—	1,506,486,417

Preferred Stocks
Brazil	38,125,954	—	—	38,125,954
Colombia	814,957	—	—	814,957
Germany	1,782,730	—	—	1,782,730

Total Preferred Stocks	40,723,641	—	—	40,723,641

Rights
Cayman Islands	—	711	—	711

Total Rights	—	711	—	711

Short-Term Investments
Bank Deposits	—	92,688,991	—	92,688,991
Investment Fund	—	11,976,796	—	11,976,796
Mutual Fund - Securities Lending Collateral	10,109,602	—	—	10,109,602
U.S. Government and Agency Obligations	—	2,897,248	—	2,897,248

Total Short-Term Investments	10,109,602	107,563,035	—	117,672,637

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$68,841	$—	$—	$68,841
Sales	472,917	—	—	472,917

Total Futures Contracts	541,758	—	—	541,758

Synthetic Futures	—	699,430	—	699,430

Forward Foreign Currency Contracts†	—	2,219,252	—	2,219,252

Total	$1,540,744,747	$127,599,099	$—	$1,668,343,846

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(958,146)	$—	$—	$(958,146)
Sales	(920)	—	—	(920)

Total Futures Contracts	(959,066)	—	—	(959,066)

Synthetic Futures	—	(912,077)	—	(912,077)

Forward Foreign Currency Contracts†	—	(3,320,882)	—	(3,320,882)

Total	$(959,066)	$(4,232,959)	$—	$(5,192,025)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$15,090,923	$—	$—	$15,090,923
Austria	8,599,385	—	—	8,599,385
Bahamas	48,650	—	—	48,650
Belgium	4,428,251	—	—	4,428,251
Bermuda	19,224,016	—	—	19,224,016
Canada	47,066,399	—	—	47,066,399

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cayman Islands	$186,091	$—	$—	$186,091
Denmark	3,697,323	—	—	3,697,323
Finland	3,403,119	—	—	3,403,119
France	39,053,045	—	—	39,053,045
Germany	21,143,774	—	—	21,143,774
Hong Kong	12,912,218	—	—	12,912,218
Ireland	7,109,173	—	—	7,109,173
Israel	9,831,322	—	—	9,831,322
Italy	5,086,819	—	—	5,086,819
Japan	66,438,462	—	—	66,438,462
Liberia	1,576,582	—	—	1,576,582
Luxembourg	5,272,261	—	—	5,272,261
Netherlands	10,695,584	—	—	10,695,584
New Zealand	8,515,565	—	—	8,515,565
Norway	10,769,606	—	—	10,769,606
Panama	2,602,171	—	—	2,602,171
Portugal	454,422	—	—	454,422
Puerto Rico	1,703,556	—	—	1,703,556
Singapore	12,982,207	—	—	12,982,207
Spain	3,189,868	—	—	3,189,868
Sweden	14,054,557	—	—	14,054,557
Switzerland	77,536,876	—	—	77,536,876
United Kingdom	88,402,542	—	—	88,402,542
United States	751,696,826	—	—	751,696,826

Total Common Stocks	1,252,771,593	—	—	1,252,771,593

Investment Companies
United Kingdom	198,603	—	—	198,603

Total Investment Companies	198,603	—	—	198,603

Preferred Stocks
Germany	3,539,387	—	—	3,539,387
Japan	264,381	—	—	264,381
Sweden	160,200	—	—	160,200

Total Preferred Stocks	3,963,968	—	—	3,963,968

Short-Term Investments
Bank Deposits	—	120,803,969	—	120,803,969
Mutual Fund - Securities Lending Collateral	4,853,860	—	—	4,853,860
U.S. Government and Agency Obligations	—	2,049,430	—	2,049,430

Total Short-Term Investments	4,853,860	122,853,399	—	127,707,259

Futures Contracts†
Buys	928,321	—	—	928,321

Total Futures Contracts	928,321	—	—	928,321

Total	$1,262,716,345	$122,853,399	$—	$1,385,569,744

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(42,063)	$—	$—	$(42,063)

Total Futures Contracts	(42,063)	—	—	(42,063)

Total	$(42,063)	$—	$—	$(42,063)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Opportunistic Fixed

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$423,375	**	$—	$—	$423,375	**

Warrants	928	**	—	—	928	**

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$5,506,609	**	$1,651,130	*	$1,651,130	*	$5,506,609	**

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$91,221	**	$—	$—	$91,221	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

The following tables include a rollforward of the amounts for the period ended September 30, 2017 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
COMMON STOCKS
Portugal	$0	^	$—	$—	$—	$—	$0	^^	$—
Spain	0	^	—	—	—	—	0	^^	—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of September 30, 2017.

Core Fixed

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of September 30, 2017.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Opportunistic Fixed

Investments in Securities	Balance as of March 31, 2017		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2017
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—
COMMON STOCKS
Diversified Financial Services	0	^	—	—	—	—	0	^^	—
WARRANTS
Oil & Gas	0	^	—	362	(362)	—	0		—

Total	$0	^	$—	$362	$(362)	$—	$—		$—

^	Represents one or more securities at $0 value as of March 31, 2017.
^^	Represents one or more securities at $0 value as of September 30, 2017.

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Opportunistic Fixed held warrants during the period as a result of corporate actions.

At September 30, 2017 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$299,286	$299,286

Total Value	$299,286	$299,286

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(8)	$823,613	$823,613

Total Realized Gain (Loss)	$823,613	$823,613

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(14)	$301,930	$301,930

Total Change in Appreciation (Depreciation)	$301,930	$301,930

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Equity Risk	Total
Futures Contracts	100	100

Small/Mid Cap

ASSET DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$1,573,911	$1,573,911

Total Value	$1,573,911	$1,573,911

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(8)	$408,902	$408,902

Total Realized Gain (Loss)	$408,902	$408,902

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(14)	$1,338,389	$1,338,389

Total Change in Appreciation (Depreciation)	$1,338,389	$1,338,389

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Equity Risk	Total
Futures Contracts	336	336

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$246,806	$246,806
Forward Foreign Currency Contracts(2)	685,032	—	685,032

Total Value	$685,032	$246,806	$931,838

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Rights(6)	$—	$115,838	$115,838
Futures Contracts(8)	—	8,686,138	8,686,138
Forward Foreign Currency Contracts(7)	154,687	—	154,687

Total Realized Gain (Loss)	$154,687	$8,801,976	$8,956,663

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Rights(12)	$—	$(168,453)	$(168,453)
Futures Contracts(14)	—	(320,576)	(320,576)
Forward Foreign Currency Contracts(13)	666,625	—	666,625

Total Change in Appreciation (Depreciation)	$666,625	$(489,029)	$177,596

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	1,042,235	1,042,235
Futures Contracts	—	815	815
Forward Foreign Currency Contracts	(14,132,284)	—	(14,132,284)

Core Fixed

ASSET DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Options Purchased(1)	$—	$24,318	$24,318
Futures Contracts(3)	—	195,973	195,973
Centrally Cleared Swap Contracts**	—	76,893	76,893

Total Value	$—	$297,184	$297,184

LIABILITY DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Options Written(5)	$—	$(16,687)	$(16,687)
Futures Contracts(3)	—	(575,269)	(575,269)
Centrally Cleared Swap Contracts**	—	(210,946)	(210,946)

Total Value	$—	$(802,902)	$(802,902)

NET REALIZED GAIN (LOSS)
	Credit Risk	Interest Rate Risk	Total
Options Purchased(9)	$—	$(38,882)	$(38,882)
Options Written(10)	—	25,924	25,924
Swaps Contracts(11)	(51,022)	137,746	86,724
Futures Contracts(8)	—	1,643,057	1,643,057

Total Realized Gain (Loss)	$(51,022)	$1,767,845	$1,716,823

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Credit Risk	Interest Rate Risk	Total
Options Purchased(15)	$—	$(109,994)	$(109,994)
Options Written(16)	—	43,442	43,442
Swaps Contracts(17)	26,705	(386,952)	(360,247)
Futures Contracts(14)	—	(594,652)	(594,652)

Total Change in Appreciation (Depreciation)	$26,705	$(1,048,156)	$(1,021,451)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Credit Risk	Interest Rate Risk	Total
Options Purchased	—	100,120	100,120
Options Written	—	(239,400)	(239,400)
Swaps Contracts	17,000,000	113,273,833	130,273,833
Futures Contracts	—	621	621

Opportunistic Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(1)	$—	$—	$3,300	$3,300
Futures Contracts(3)	—	159,419	—	159,419
Forward Foreign Currency Contracts(2)†	2,531,416	—	—	2,531,416

Total Value	$2,531,416	$159,419	$3,300	$2,694,135

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(2,756)	$—	$(2,756)
Forward Foreign Currency Contracts(4)†	(3,595,712)	—	—	(3,595,712)

Total Value	$(3,595,712)	$(2,756)	$—	$(3,598,468)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(8)	$—	$(232,699)	$—	$(232,699)
Forward Foreign Currency Contracts(7)†	4,540,431	—	—	4,540,431

Total Realized Gain (Loss)	$4,540,431	$(232,699)	$—	$4,307,732

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(12)	$—	$—	$(21,525)	$(21,525)
Futures Contracts(14)	—	266,103	—	266,103
Forward Foreign Currency Contracts(13)†	(1,731,386)	—	—	(1,731,386)

Total Change in Appreciation (Depreciation)	$(1,731,386)	$266,103	$(21,525)	$(1,486,808)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants	—	—	9,814	9,814
Futures Contracts	—	2,000	—	2,000
Forward Foreign Currency Contracts†	20,075,717	—	—	20,075,717

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Rights	$—	$711	$711
Futures Contracts(3)††	—	1,241,188	1,241,188
Forward Foreign Currency Contracts(2)	2,219,252	—	2,219,252

Total Value	$2,219,252	$1,241,899	$3,461,151

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$(3,320,882)	$—	$(3,320,882)
Futures Contracts(3)††	—	(1,871,143)	(1,871,143)

Total Value	$(3,320,882)	$(1,871,143)	$(5,192,025)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Rights(6)	$—	$(144,147)	$(144,147)
Futures Contracts(8)††	—	17,349,123	17,349,123
Forward Foreign Currency Contracts(7)	1,644,033	—	1,644,033

Total Realized Gain (Loss)	$1,644,033	$17,204,976	$18,849,009

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Rights(12)	$—	$711	$711
Futures Contracts(14)††	—	(3,255,029)	(3,255,029)
Forward Foreign Currency Contracts(13)	(1,084,680)	—	(1,084,680)

Total Change in Appreciation (Depreciation)	$(1,084,680)	$(3,254,318)	$(4,338,998)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	410,814	410,814
Futures Contracts	—	174,031,859	174,031,859
Forward Foreign Currency Contracts	35,688,935	—	35,688,935

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$928,321	$928,321

Total Value	$—	$928,321	$928,321

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$(42,063)	$—	$(42,063)

Total Value	$(42,063)	$—	$(42,063)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Rights(6)	$—	$44,869	$44,869
Futures Contracts(8)	185,557	3,603,153	3,788,710

Total Realized Gain (Loss)	$185,557	$3,648,022	$3,833,579

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(14)	$(59,997)	$672,857	$612,860

Total Change in Appreciation (Depreciation)	$(59,997)	$672,857	$612,860

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(18)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	90,937	90,937
Futures Contracts	26	484	510

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. Synthetic futures are presented as Synthetic futures, at value within the Statements of Assets and Liabilities.

(4)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(5)	Statements of Assets and Liabilities location: Written options, at value.
(6)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(9)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Purchased option contracts.
(10)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts.
(14)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Purchased option contracts.
(16)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(17)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(18)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the time period that the Fund held such derivatives during the period ended September 30, 2017.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2017.

Non-US Core Equity

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Morgan Stanley & Co.	$685,032	$—	$—	$685,032

	$685,032	$—	$—	$685,032

(a)	Represents the net amount receivable from the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A.	$1,085,054	$(1,085,054)	$—	$—
Deutsche Bank AG London	243,948	(86,148)	(110,000)	47,800
Goldman Sachs International	591,540	(583,084)	—	8,456
HSBC Bank plc	28,981	—	—	28,981
JPMorgan Chase Bank N.A. London	581,893	(341,717)	—	240,176

	$2,531,416	$(2,096,003)	$(110,000)	$325,413

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Barclays Bank Plc	$(891,519)	$—	$—	$(891,519)
Citibank N.A.	(1,152,333)	1,085,054	—	(67,279)
Deutsche Bank AG London	(86,148)	86,148	—	—
Goldman Sachs International	(583,084)	583,084	—	—
JPMorgan Chase Bank N.A. London	(341,717)	341,717	—	—
Standard Chartered Bank	(489,628)	—	—	(489,628)
UBS AG London	(51,283)	—	—	(51,283)

	$(3,595,712)	$2,096,003	$—	$(1,499,709)

(a)	Represents the net amount receivable from the counterparty in the event of default.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A. London	$2,219,252	$(2,219,252)	$—	$—
Goldman Sachs International	699,430	(699,430)	—	—

	$2,918,682	$(2,918,682)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A. London	$(3,320,882)	$2,219,252	$—	$(1,101,630)
Goldman Sachs International	(912,077)	699,430	—	(212,647)

	$(4,232,959)	$2,918,682	$—	$(1,314,277)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2017. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2017 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$11,224,620	$75,533	$11,379,713
Small/Mid Cap	116,731,675	35,085,658	84,029,483
Non-US Core Equity	64,732,564	28,314,998	39,816,084
Core Fixed	21,724,573	14,733,320	7,414,348
Opportunistic Fixed	19,675,878	20,065,928	—
Emerging Markets	34,295,980	10,109,602	24,907,302
Global Low Volatility	28,078,078	4,853,860	24,077,481

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2017, with a contractual maturity of overnight and continuous.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

For Core Fixed and Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2017:

Core Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Asset Backed Securities	$479,962	$—	$—	$—	$479,962
Corporate Debt	13,387,201	—	—	—	13,387,201
Sovereign Debt Obligations	866,157	—	—	—	866,157

Total	$14,733,320	$—	$—	$—	$14,733,320

Total Borrowings	$14,733,320	$—	$—	$—	$14,733,320

Gross amount of recognized liabilities for securities lending transactions					$14,733,320

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$35,415	$—	$—	$—	$35,415
Corporate Debt	20,030,513	—	—	—	20,030,513

Total	$20,065,928	$—	$—	$—	$20,065,928

Total Borrowings	$20,065,928	$—	$—	$—	$20,065,928

Gross amount of recognized liabilities for securities lending transactions					$20,065,928

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2017, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty.

The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

During the period ended September 30, 2017, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of September 30, 2017.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities, indices or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities, indices or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities, indices or foreign currencies subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2017, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Large Cap, Small/Mid Cap, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open futures contracts as of September 30, 2017.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2017, Core Fixed used options to manage interest rate and volatility exposure.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2017, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2017.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2017.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2017.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of September 30, 2017.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open mortgage dollar rolls or treasury rolls as of September 30, 2017.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2017, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 14, 2017. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the higher of the Overnight Federal Funds Rate or 30-Day LIBOR plus 1.00%. The Funds did not borrow under the Agreement during the period ended September 30, 2017.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to Opportunistic Fixed, and the Advisor entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor agreed to waive a portion of its fees and/or reimburse expenses through July 31, 2016 in an amount necessary to limit the Fund’s total annual operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) as set forth in the table below. This agreement expired on July 31, 2016.

Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waiver and expense reimbursement, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. For the period ended September 30, 2017, there were no reimbursed expenses recovered by the Advisor from the Funds.

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the 12-month period ended July 31, 2016 with respect to Opportunistic Fixed Income Fund. The following amounts were available for recapture as of July 31, 2017:

	Expenses Reimbursed in the 12-Months Ended July 31,
	2015	2016
	Subject to Recapture until July 31,
	2018	2019
Opportunistic Fixed	$208,082	$176,732

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2017, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities
Purchases
Large Cap	$—		$187,172,327
Small/Mid Cap	—		158,735,641
Non-US Core Equity	—		883,101,885
Core Fixed	400,594,460	*	108,204,845
Opportunistic Fixed	—		189,222,100
Emerging Markets	—		538,512,301
Global Low Volatility	—		253,633,754
Sales
Large Cap	—		238,151,373
Small/Mid Cap	—		216,225,789
Non-US Core Equity	—		1,040,289,752
Core Fixed	360,688,158	*	98,154,160
Opportunistic Fixed	—		178,194,441
Emerging Markets	—		521,449,570
Global Low Volatility	—		190,752,808

*	Includes purchases of $121,357,061 and sales of $123,141,436 for TBA securities.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	656,687	$7,494,700	3,013,075	$29,359,225
Shares issued through acquisition (see Note 9)	—	—	30,126,230	274,762,972
Shares issued to shareholders in reinvestment of distributions	—	—	2,091,745	21,273,051
Shares repurchased	(5,123,016)	(57,574,038)	(10,819,328)	(107,234,001)

Net increase (decrease)	(4,466,329)	$(50,079,338)	24,411,722	$218,161,247

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Small/Mid Cap

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,189,681	$26,891,554	4,542,072	$49,111,330
Shares issued through acquisition (see Note 9)	—	—	44,707,680	461,393,851
Shares issued to shareholders in reinvestment of distributions	—	—	2,514,737	29,145,800
Shares repurchased	(6,482,803)	(80,788,453)	(13,020,694)	(149,207,273)

Net increase (decrease)	(4,293,122)	$(53,896,899)	38,743,795	$390,443,708

Non-US Core Equity

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	8,512,749	$92,987,268	30,189,177	$298,749,804
Shares issued to shareholders in reinvestment of distributions	—	—	3,873,714	37,187,651
Shares repurchased	(27,606,441)	(313,299,843)	(18,541,674)	(184,442,734)

Net increase (decrease)	(19,093,692)	$(220,312,575)	15,521,217	$151,494,721

Core Fixed

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,231,000	$73,207,455	21,634,648	$222,899,384
Shares issued to shareholders in reinvestment of distributions	—	—	3,023,144	29,536,120
Shares repurchased	(4,167,988)	(42,549,098)	(25,081,385)	(252,121,624)

Net increase (decrease)	3,063,012	$30,658,357	(423,593)	$313,880

Opportunistic Fixed

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	8,146,660	$79,168,837	17,780,404	$159,120,616
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(8,312,135)	(80,714,467)	(6,812,473)	(60,674,793)

Net increase (decrease)	(165,475)	$(1,545,630)	10,967,931	$98,445,823

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Emerging Markets

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	14,523,387	$150,858,197	32,571,851	$293,233,025
Shares issued to shareholders in reinvestment of distributions	—	—	3,007,053	26,250,811
Shares repurchased	(16,528,545)	(178,277,493)	(17,835,590)	(163,096,765)

Net increase (decrease)	(2,005,158)	$(27,419,296)	17,743,314	$156,387,071

Global Low Volatility

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	6,875,604	$90,972,402	27,192,594	$332,279,779
Shares issued to shareholders inreinvestment of distributions	—	—	3,485,306	41,231,166
Shares repurchased	(4,945,398)	(65,350,149)	(12,271,880)	(149,487,877)

Net increase	1,930,206	$25,622,253	18,406,020	$224,023,068

8.	Federal income taxes

As of September 30, 2017, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$521,433,612	$93,860,128	$(9,134,853)	$84,725,275
Small/Mid Cap	851,489,685	187,683,444	(23,243,677)	164,439,767
Non-US Core Equity	2,052,397,939	378,173,418	(52,817,511)	325,355,907
Core Fixed	841,941,074	12,632,356	(9,781,341)	2,851,015
Opportunistic Fixed	603,077,608	27,579,371	(24,784,666)	2,794,705
Emerging Markets	1,426,441,349	268,666,492	(31,956,020)	236,710,472
Global Low Volatility	1,194,808,463	210,947,425	(20,228,207)	190,719,218

9.	Acquisition

At the close of business on June 24, 2016, Large Cap, formerly Mercer US Large Cap Growth Equity Fund, with Class Y-3 net assets of $267,918,751 acquired all of the assets and liabilities of Large Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 30,880,775 Class Y-3 shares of Large Cap Value valued at $274,762,972 for 30,126,230 Class Y-3 shares of Large Cap. Large Cap Value’s net assets on June 24, 2016 were $274,762,972 for Class Y-3, including investments valued at $273,909,251 with a cost basis of $281,311,613. For financial reporting purposes, assets received, liabilities assumed, and shares issued

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

by Large Cap were recorded at fair value; however, the cost basis of the investments received by Large Cap from Large Cap Value were carried forward to align ongoing reporting of Large Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Large Cap immediately after the acquisition was $542,681,723, which included $7,402,474 of acquired unrealized depreciation on investments and foreign currency transactions from Large Cap Value.

Assuming the acquisition had been completed on April 1, 2016, Large Cap’s pro-forma results of operations for the year ended March 31, 2017 are as follows:

Net investment income	$7,338,647	(a)
Net realized and unrealized gain on investments	90,015,237	(b)

Net increase in net assets from operations	$97,353,884

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Large Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

(a) $6,011,362 net investment income as reported at March 31, 2017 plus $1,258,593 from Large Cap Value pre-merger net investment income, plus $13,667 in lower net advisory fees, plus $55,025 of pro-forma eliminated other expenses.

(b) $76,775,639 unrealized appreciation as reported at March 31, 2017 minus $8,099,693 pro-forma March 31, 2016 unrealized appreciation, plus $21,505,233 net realized gain as reported at March 31, 2017 minus $165,942 in net realized loss from Large Cap Value pre-merger.

At the close of business on June 24, 2016, Small/Mid Cap, formerly Mercer US Small/Mid Cap Growth Equity Fund, with Class Y-3 net assets of $440,701,905 acquired all of the assets and liabilities of Small/Mid Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 53,005,209 Class Y-3 shares of Small/Mid Cap Value valued at $461,393,851 for 44,707,680 Class Y-3 shares of Small/Mid Cap. Small/Mid Cap Value’s net assets on June 24, 2016 were $461,393,851 for Class Y-3, including investments valued at $461,246,059 with a cost basis of $459,083,775. For financial reporting purposes, assets received, liabilities assumed, and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received by Small/Mid Cap from Small/Mid Cap Value were carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Small/Mid Cap immediately after the acquisition was $902,095,756, which included $2,162,284 of acquired unrealized appreciation on investments from Small/Mid Cap Value.

Assuming the acquisition had been completed on April 1, 2016, Small/Mid Cap’s pro-forma results of operations for the period ended March 31, 2017 are as follows:

Net investment income	$3,676,399	(a)
Net realized and unrealized gain on investments	177,784,445	(b)

Net increase in net assets from operations	$181,460,844

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Small/Mid Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

(a) $3,352,783 net investment income as reported at March 31, 2017 plus $259,669 from Small/Mid Cap Value pre-merger net investment income, plus $7,289 in lower net advisory fees, plus $56,658 of pro-forma eliminated other expenses.

(b) $141,925,894 unrealized appreciation as reported at March 31, 2017 minus $35,608,850 pro-forma March 31, 2016 unrealized appreciation, plus $67,704,689 net realized gain as reported at March 31, 2017 plus $3,762,712 in net realized gain from Small/Mid Cap Value pre-merger, respectively.

10.	Subsequent events

Management has evaluated the impact of subsequent events through November 21, 2017, the date the financial statements were available to be issued for possible adjustment to and/or disclosures in the Funds’ financial statements. The following items were noted:

On October 13, 2017 and November 17, 2017, as a result of redemptions by a large affiliated shareholder, 39,626,270 shares of Global Low Volatility and 53,685,733 shares of Emerging Markets Equity were redeemed at net asset value, representing approximately 38% and 36%, respectively, of the total outstanding shares of the Funds. The redemptions were effected in accordance with the Trust’s Procedures for In-Kind Redemptions with Affiliated Persons (the “In-Kind Procedures”). Pursuant to the In-Kind Procedures, the redemption from Global Low Volatility was effected by delivering a pro rata slice of the Fund’s portfolio securities in-kind and cash representing the net asset value of the shares redeemed at the close of business on October 13, 2017. Pursuant to the In-Kind Procedures, the redemption from Emerging Markets Equity was effective by delivering a pro rata slice of the Fund’s transferable portfolio securities, and cash in lieu of the Fund’s non-transferable securities, representing the net asset value of the shares redeemed at the close of business on November 17, 2017. Any realized gains and losses on portfolio sales resulting from the in-kind capital share redemptions will not be recognized for tax purposes by the Funds. The redemption will not adversely impact the Funds’ ability to continue as a going concern.

11.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

12.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2017 through September 30, 2017

May 31 - June 1, 2017 Board Meeting

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on May 31 - June 1, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and together, the “Funds”) subject to renewal, consisting of: Mercer US Large Cap Equity Fund (“Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (“Non-US Core Equity Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility Fund”), Mercer Core Fixed Income Fund (“Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, as contained in a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified by Broadridge in the Broadridge Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vi) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year and before at regularly scheduled and special Board meetings. The Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees for use in connection with the contract renewal process.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor. The Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels; the profitability to the Advisor under the Investment Management

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Agreement for each Fund at certain asset levels, and the current profitability levels of the Funds; any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds; and the effect of asset growth on the Funds’ expenses. The Board also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel.

In their consideration of the renewal of the Investment Management Agreement, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor. The Trustees also considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple Subadvisors. The Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Based on their consideration and review of the foregoing information, the members of the Board determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report), and noted each Fund’s rankings. The Trustees observed that the Advisor did not manage other registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalling the costs of organizing and operating the Funds, and the substantial financial resources that had been expended by the Advisor over the years as they worked to grow and develop the Funds. The Trustees considered that the Advisor had only become profitable in the last few years with respect to the services it provides in connection with the operations of the Funds, and they took notice of the level of profitability currently being realized by the Advisor in connection with its management of the Funds. The Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the Subadvisors, as well as the Advisor’s initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Advisor, and the Advisor’s willingness to retain replacement Subadvisors that may charge higher subadvisory fees than the firm being replaced, which can negatively impact the overall level of profitability of the Advisor.

The Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as discussed in the materials on this subject that were provided to the Board, as well as in the comments of the Advisor’s personnel at the Meeting. The Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the members of the Board took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

levels of $750 million in assets and also at $1 billion in assets, which allows the shareholders of the Funds to participate in additional economies of scale that are available when the Fund surpasses these thresholds, without compromising the quality of services.

(d)  The investment performance of each Fund and the Advisor.  The Trustees considered the investment performance of each Fund, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Trustees considered the performance of each respective Fund as compared to its applicable performance universe for the ten-year measurement period or the since inception period for those Funds that did not have ten years of performance, noting that the performance of the Large Cap Fund fell within the first quintile, the performance of the Small/Mid Cap Fund fell within the third quintile, the performance of the Non-US Core Equity Fund fell within the third quintile, the performance of the Emerging Markets Fund fell within the third quintile, the Global Low Volatility Fund’s performance fell within the first quintile, the Core Fixed Income Fund’s performance fell within the second quintile, and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile of their respective performance universes for these periods. The Trustees also recalled the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

With respect to their review of the performance results of each of the Funds, the Trustees took into consideration the following:

1.  Large Cap Fund.  In the case of the Large Cap Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, fourth, third, second, fourth and first quintiles, respectively, of its peer universe. The Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, fourth, third, third, fourth, and first quintiles, respectively, of its peer group.

2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, fourth, third, third, fourth and third quintiles, respectively, of its peer universe. The Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third quintile for each of the measurement periods of its peer group except for the two- and five-year period where it fell within the fourth quintile.

3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, first, second, first, first and third quintiles, respectively, of its peer universe. The Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, second, third, first, first and fifth quintiles, respectively, of its peer group.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-year and since inception measurement periods placed it in the third quintile for each measurement period of its peer universe, except it placed in the fourth quintile for the two-year period. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the five measurement periods placed the Fund’s performance in the fourth quintile for each measurement period of its peer group, except it placed in the fifth quintile for the since inception period.

5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Trustees noted that performance fell within the first quintile for the one-, two-, three-, four-year and since inception measurement periods of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two- and three-year periods was in the first quintile of its peer group.

6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second quintile of its peer universe for all periods except for the five-year measurement period where the Fund was placed in the first quintile. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, third, third, second, second and fourth quintiles, respectively, of its peer group.

7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Trustees noted that performance for the one-year, two- and three-year and since inception measurement periods placed it in the first, fourth, fifth and fifth quintiles, respectively, of its peer universe. The Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the four measurement periods placed its performance in the second, fifth, fifth and fifth quintiles, respectively, of its peer group. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Trustees further took into consideration the Advisor’s explanation that the Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund.

On the basis of the foregoing, the Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Funds and their shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.
Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: AJO, LP, Brandywine Global Investment Management, LLC, Columbia Management Investment Advisers, LLC, HS Management Partners, LLC, O’Shaughnessy Asset Management, LLC, and Parametric Portfolio Associates LLC (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P., LSV Asset Management, NWQ Investment Management Company, LLC, Westfield Capital Management Company, L.P. and Parametric Portfolio Associates LLC (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV Asset Management, Massachusetts Financial Services Company and Parametric Portfolio Associates LLC (in the case of the Non-US Core Equity Fund); AQR Capital Management, LLC, Copper Rock Capital Partners LLC, Investec Asset Management Ltd., KBI Global Investors (North America) Ltd., William Blair Investment Management, LLC and Parametric Portfolio Associates LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P., MFG Asset Management and Parametric Portfolio Associates LLC (in the case of the Global Low Volatility Fund); Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) and Franklin Advisers, Inc. and Investec Asset Management Ltd. (in the case of the Opportunistic Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and a comparison of the performance returns to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the Meeting and throughout the course of the year and before at regularly scheduled Board meetings. During their review of this information, the Trustees also considered the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Information Request Letters. The Trustees considered and analyzed the factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements and reviewed materials supplied by their independent legal counsel

In particular, and as to each Fund and to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Trustees considered the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Trustees took account of the Advisor’s recommendation at the Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2017 (Unaudited)

The Trustees recognized that, because the subadvisory fees would be paid by the Advisor, and not the Funds, an analysis of economies of scale and profitability was more appropriate in the context of their consideration of the Management Agreement with the Advisor. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered relevant to the Trustees’ deliberations. The Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors which results in a benefit to the Advisor. The Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Trustees also considered the information supplied by each Subadvisor, in its 15(c) questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees next discussed economies of scale. The Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

(e)  The investment performance of the Funds and the Subadvisors.  The Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders, and approved the renewal of each of the Subadvisory Agreements.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2017 through September 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.60%	1,000.00	1,096.10	1,048.05	3.15
Hypothetical	0.60%	1,000.00	1,022.06	1,011.03	3.04

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.96%	1,000.00	1,064.40	1,032.20	4.97
Hypothetical	0.96%	1,000.00	1,020.26	1,010.13	4.86

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.79%**	1,000.00	1,132.20	1,066.10	4.22
Hypothetical	0.79%**	1,000.00	1,021.11	1,010.56	4.00

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 183/365
**	Includes interest expense that amounts to less than 0.01%.

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.43%	1,000.00	1,028.10	1,014.05	2.19
Hypothetical	0.43%	1,000.00	1,022.91	1,011.46	2.18

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 183/365

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.92%**	1,000.00	1,063.40	1,031.70	4.76
Hypothetical	0.92%**	1,000.00	1,020.46	1,010.23	4.66

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365
**	Includes interest expense that amounts to less than 0.01%.

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.94%**	1,000.00	1,140.20	1,070.10	5.04
Hypothetical	0.94%**	1,000.00	1,020.36	1,010.18	4.76

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 183/365
**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.79%	1,000.00	1,084.80	1,042.40	4.13
Hypothetical	0.79%	1,000.00	1,021.11	1,010.56	4.00

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (74)	Chairperson and Trustee	Chairperson since 2016; Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (59)	Trustee	Since 2005	Ms. Cepeda is Managing Director of PFM Financial Advisors LLC (a financial advisory firm) since September 2016. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 — 2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (15 portfolios); UBS Relationship Funds (11 portfolios); SMA Relationship Trust (5 portfolios); Consulting Group Capital Markets Funds (9 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016); and Amalgamated Bank of Chicago (2003 to 2012).

Gail A. Schneider 99 High Street Boston, MA 02110 (69)	Trustee	Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007.	7	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (52)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is President and Head of the US Mercer Delegated Solutions of Mercer Investment Management, Inc. since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investment Management, Inc. since 2005.	7	Mr. Joseph is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Janice Desmond (66)	Treasurer and Chief Financial Officer	Since 2015	Ms. Desmond is a CPA and has served as Head of Fund Administration for Mercer Investment Management, Inc. since 2010.

Carol Ann McMahon (45)	Vice President and Assistant Treasurer	Since 2017	Ms. McMahon is a Partner and Global and US GBS Wealth COO. Ms. McMahon was appointed to the role of global COO for investments in January 2016 and US COO in January 2017, and prior to that held the position of European COO since 2006.

Stan Mavromates (56)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. Prior to 2012, he served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board (2005-2012).

Colin Dean (40)	Vice President, Chief Legal Officer, and Secretary	Since 2017	Mr. Dean has served as Senior Legal Counsel — Investments for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC since 2010.

Caroline Hulme (32)	Vice President and Assistant Secretary	Since 2017	Ms. Hulme has served as Legal Counsel — Investments for Mercer Investment Management, Inc. and Mercer Investment Consulting LLC since 2014. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.

Larry Vasquez (50)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012.

Robert Phay (49)	Vice President and Chief Compliance Officer	Since 2016	Mr. Phay is the Chief Risk and Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since March 2015. Mr. Phay most recently served in various compliance and legal positions for Commonfund, including Chief Compliance Officer (September 2011 — February 2015), Acting General Counsel (January 2015 — February 2015), and Associate General Counsel (July 2006 — December 2014).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the

Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	By: /S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date	November 21, 2017

By (Signature and Title)	By: /S/ Janice Desmond
Janice Desmond Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	November 21, 2017